APRIL 21, 1998 AS SUPPLEMENTED ON MAY 4, 1998 AND MAY 15, 1998



MONEY MARKET FUNDS

CLASS A AND CLASS B SHARES


Treasury Obligations Fund
Government Obligations Fund
Prime Obligations Fund
Tax Free Obligations Fund




     FIRST AMERICAN FUNDS, INC.
PROSPECTUS





[LOGO] FIRST AMERICAN
           THE POWER OF DISCIPLINED INVESTING(R)

TABLE OF CONTENTS



Summary                                 2
 ..........................................
Fees and Expenses                       4
 ..........................................
Financial Highlights                    7
 ..........................................
The Funds                              10
 ..........................................
Investment Objectives and Policies     10
 ..........................................
Management of the Funds                12
 ..........................................
Distributor                            14
 ..........................................
Portfolio Transactions                 15
 ..........................................
Investing in the Funds                 15
 ..........................................
Redeeming Shares                       19
 ..........................................
Determining the Price of Shares        22
 ..........................................
Taxes                                  22
 ..........................................
Fund Shares                            23
 ..........................................
Calculation of Performance Data        23
 ..........................................
Investment Restrictions and Techniques 24
 ..........................................
Information Concerning Compensation
Paid to U.S. Bank National Association
and Other Affiliates                   29
 ..........................................

FIRST AMERICAN FUNDS, INC.


   CLASS A AND CLASS B
   SHARES PROSPECTUS



    The shares described in this Prospectus represent interests in First American Funds, Inc., which consists of mutual funds with four different investment portfolios and objectives. This Prospectus relates to the Class A Shares of the following funds (the "Funds"):


     * TREASURY OBLIGATIONS FUND


     * GOVERNMENT OBLIGATIONS FUND


     * PRIME OBLIGATIONS FUND


     * TAX FREE OBLIGATIONS FUND

    This Prospectus also relates to the Class B Shares of Prime Obligations
    Fund.



    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, INCLUDING U.S. BANK NATIONAL ASSOCIATION OR ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.



    This Prospectus sets forth concisely information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.



    A Statement of Additional Information dated April 21, 1998 as supplemented on May 4, 1998 and May 15, 1998 for the Funds has been filed with the Securities and Exchange Commission ("SEC") and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Investments Distribution Co., Oaks, Pennsylvania 19456. The SEC maintains a World Wide Web site that contains reports and information regarding issuers that file electronically with the SEC. The address of such site is "http://www.sec.gov."



    AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, AND THERE IS NO ASSURANCE THAT EACH FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The date of this Prospectus is April 21, 1998 as supplemented on May 4, 1998 and May 15, 1998.

 SUMMARY

    First American Funds, Inc. ("FAF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class A Shares of the following Funds. It also relates to the Class B Shares of Prime Obligations Fund.



    TREASURY OBLIGATIONS FUND has an objective of seeking to achieve maximum current income consistent with preservation of capital and maintenance of liquidity. In seeking to achieve its investment objective, the Fund invests in United States Treasury obligations maturing within 397 days or less as determined pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act") and repurchase agreements relating to such securities.



    GOVERNMENT OBLIGATIONS FUND has an objective of seeking to achieve maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. In seeking to achieve its investment objective, the Fund invests exclusively in United States Government securities maturing within 397 days as determined pursuant to Rule 2a-7 under the 1940 Act and repurchase agreements relating to such securities.



    PRIME OBLIGATIONS FUND has an objective of seeking to achieve maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity. In seeking to achieve its investment objective, the Fund invests in money market instruments, including marketable securities issued or guaranteed by the United States Government or its agencies or instrumentalities, United States dollar-denominated obligations of banks organized under the laws of the United States or any state, foreign banks, United States branches of foreign banks, and foreign branches of United States banks, if such banks have total assets of not less than $500 million.


    TAX FREE OBLIGATIONS FUND has an objective of seeking to achieve maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity. In seeking to achieve its investment objective, the Fund invests at least 80% of its total assets in municipal obligations, the income from which is exempt from federal income tax. In addition, the Fund may invest up to 20% of its total assets in municipal obligations, the income from which is an item of tax preference for purposes of the federal alternative minimum tax.



    INVESTMENT ADVISOR. U.S. Bank National Association (the "Advisor" or "U.S. Bank") serves as the investment advisor to each of the Funds through its First American Asset Management group. See "Management of the Funds."


    DISTRIBUTOR; ADMINISTRATOR. SEI Investments Distribution Co. (the "Distributor") serves as the distributor of the Funds' shares. SEI Investments Management Corporation (the "Administrator") serves as the administrator of the Funds. See "Management of the Funds" and "Distributor."



    OFFERING PRICES. Class A Shares of the Funds are sold at net asset value without any initial or contingent deferred sales charges. Class A Shares of the Funds are redeemed at net asset value without any additional charge. Class A Shares of each Fund are subject to a shareholder servicing fee computed at an annual rate of 0.25% of the average daily net assets of that class.

    Class B Shares of the Funds are sold at net asset value without any initial sales charge. If Class B Shares are redeemed within six years after purchase, they are subject to a contingent deferred sales charge declining from 5.00% in the first year to zero after six years. Class B Shares of each Fund are subject to Rule 12b-1 distribution and shareholder servicing fees computed at an annual rate totaling 1.00% of the average daily net assets of that class.


    MINIMUM INVESTMENT AND SUBSEQUENT INVESTMENTS. The minimum initial investment is $1,000 ($250 for IRAs) for each Fund. Subsequent investments must be $100 or more. Regular investment in the Funds is simplified through the Systematic Investment Program through which monthly purchases of $100 or more are possible. See "Investing in the Funds -- Minimum Investment Required" and "-- Systematic Investment Program."

    EXCHANGES. Shares of any Fund may be exchanged for the same class of shares of other funds in the First American family of funds at the shares' respective net asset values with no additional charge. See "Investing in the Funds -- Exchange Privilege."



    REDEMPTIONS. Shares of each Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Funds' transfer agent, less any applicable contingent deferred sales charge. Each Fund may, upon 60 days written notice, redeem an account if the account's net asset value falls below $500. See "Investing in the Funds" and "Redeeming Shares."


    SHAREHOLDER INQUIRIES. Any questions or communications regarding the Funds or a shareholder account should be directed to the Distributor by calling
    (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.

    FEES AND EXPENSES
    ----------------------------------------------------------------------------
    CLASS A SHARE FEES AND EXPENSES





                                                             Treasury        Government             Prime          Tax Free
                                                          Obligations       Obligations       Obligations       Obligations
                                                                 Fund              Fund              Fund              Fund
                                                      ---------------   ---------------   ---------------   ---------------
 SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales load imposed on purchases                    None              None              None              None
 Maximum sales load imposed on reinvested
 dividends                                                  None              None              None              None
 Maximum contingent deferred sales charge (AS A
 PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION
 PROCEEDS, AS APPLICABLE)                                   None              None              None              None
 Redemption fees                                            None              None              None              None
 Exchange fees                                              None              None              None              None
----------------------------------------------------- -------           -------           -------           -------
 ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Investment advisory fees (after voluntary fee
 waivers)(1)                                                0.32%        0.33%                  0.33%             0.11%
 Rule 12b-1 fees                                            0.25%(2)     0.25%(2)               0.25%(2)          0.25%(2)
 Other expenses                                             0.13%+       0.18%+                 0.20%             0.38%+
 Total fund operating expenses
 (after voluntary fee waivers)(1)                           0.70%        0.76%                  0.78%             0.74%
----------------------------------------------------  -------------     --------          -------------     -------------
 EXAMPLE(3)
 You would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return and (ii) redemption at the end of each time:
  1 year                                                 $     7         $   8               $     8           $     8
  3 years                                                $    22         $  24               $    25           $    24
  5 years                                                $    39         $  42               $    43           $    41
 10 years                                                $    87         $  94               $    97           $    92



 +  The other expenses set forth above reflect estimates of current expenses.
(1) THE ADVISOR INTENDS TO WAIVE A PORTION OF ITS FEES ON A VOLUNTARY BASIS, AND THE AMOUNTS SHOWN ABOVE REFLECT THESE WAIVERS AS OF THE DATE OF THIS PROSPECTUS. THE ADVISOR INTENDS TO MAINTAIN SUCH WAIVERS THROUGH JANUARY 31, 1999 BUT RESERVES THE RIGHT TO TERMINATE ITS WAIVER AT ANY TIME THEREAFTER IN ITS SOLE DISCRETION. FOR GOVERNMENT OBLIGATIONS FUND AND PRIME OBLIGATIONS FUND, TOTAL FUND OPERATING EXPENSES WILL BE MAINTAINED AT THE LEVELS SHOWN ABOVE BEGINNING OCTOBER 1, 1998. PRIOR TO THAT DATE, TOTAL FUND OPERATING EXPENSES AS AN ANNUALIZED PERCENTAGE OF AVERAGE DAILY NET ASSETS WILL BE MAINTAINED AT 0.70%. ABSENT ANY FEE WAIVERS, INVESTMENT ADVISORY FEES FOR THE FUNDS AS AN ANNUALIZED PERCENTAGE OF AVERAGE DAILY NET ASSETS WOULD BE 0.40%; AND TOTAL FUND OPERATING EXPENSES CALCULATED ON SUCH BASIS WOULD BE 0.78% FOR TREASURY OBLIGATIONS FUND, 0.83% FOR GOVERNMENT OBLIGATIONS FUND, 0.85% FOR PRIME OBLIGATIONS FUND AND 1.03% FOR TAX FREE OBLIGATIONS FUND. "OTHER EXPENSES" INCLUDES AN ADMINISTRATION FEE AND, FOR TREASURY OBLIGATIONS FUND, GOVERNMENT OBLIGATIONS FUND AND TAX FREE OBLIGATIONS FUND, IS BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(2) OF THIS AMOUNT, 0.25% IS DESIGNATED AS A SHAREHOLDER SERVICING FEE AND NONE AS A DISTRIBUTION FEE.

(3) ABSENT THE FEE WAIVERS REFERRED TO IN (1) ABOVE, THE DOLLAR AMOUNTS FOR THE 1, 3, 5, AND 10 YEAR PERIODS IN THE EXAMPLE ABOVE WOULD BE AS FOLLOWS:
    TREASURY OBLIGATIONS FUND, $8, $25, $43 AND $97; GOVERNMENT OBLIGATIONS FUND, $8, $26, $46 AND $103; PRIME OBLIGATIONS FUND, $9, $27, $47 AND
    $105; AND TAX FREE OBLIGATIONS FUND, $11, $33, $57 AND $126.

    ---------------------------------------------------------------------------
    CLASS B SHARE FEES AND EXPENSES

                                                                                                       Prime
                                                                                                 Obligations
                                                                                                        Fund
                                                                                             ---------------
 SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales load imposed on purchases                                                           None
 Maximum sales load imposed on reinvested dividends                                                None
 Maximum contingent deferred sales charge (as a
 percentage of original purchase price or redemption
 proceeds, as applicable)(1)                                                                       5.00%
 Redemption fees                                                                                   None
 Exchange fees                                                                                     None
 ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Investment advisory fees (after voluntary fee waivers)(2)                                         0.33%
 Rule 12b-1 fees                                                                                   1.00%(3)
 Other expenses                                                                                    0.12%
 Total fund operating expenses
 (after voluntary fee waivers)(2)                                                                  1.45%
----------------------------------------------------------------------------------------------------------
 EXAMPLE

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT, ASSUMING (I) A 5%
ANNUAL RETURN, (II) REDEMPTION AT THE END OF EACH TIME PERIOD WITH THE PAYMENT
OF THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5% IN YEAR 1, 4%
IN YEAR 3, 2% IN YEAR 5 AND AUTOMATIC CONVERSION TO CLASS A SHARES AT THE END OF
YEAR 8 (COLUMN 1) AND (III) NO REDEMPTION (COLUMN 2):




                                       (ASSUMING      (ASSUMING NO
                                   REDEMPTION)(4)    REDEMPTION)(5)
                                 ----------------   ---------------
  1 year                               $ 65               $ 15
  3 years                              $ 86               $ 46
  5 years                              $ 99               $ 79
 10 years                              $153               $153

(1) CLASS B SHARES OF PRIME OBLIGATIONS FUND ARE ONLY AVAILABLE PURSUANT TO AN EXCHANGE FOR CLASS B SHARES OF ANOTHER FUND IN THE FIRST AMERICAN FAMILY OF FUNDS PURSUANT TO A SYSTEMATIC EXCHANGE PROGRAM FOR THE PURCHASE OF CLASS B SHARES OF SUCH OTHER FUND. THE DEFERRED SALES CHARGE APPLIED TO CLASS B SHARES OF THE FUND AT THE TIME OF REDEMPTION WILL BE EQUAL TO THE DEFERRED SALES CHARGE THAT WOULD HAVE BEEN APPLIED TO THE SHARES OF SUCH OTHER FUND. CURRENTLY, THE MAXIMUM DEFERRED SALES CHARGES ON SUCH SHARES IS 5.00%.

(2) THE ADVISOR INTENDS TO WAIVE A PORTION OF ITS FEES ON A VOLUNTARY BASIS, AND THE AMOUNTS SHOWN ABOVE REFLECT THESE WAIVERS AS OF DATE OF THIS PROSPECTUS. THE ADVISOR INTENDS TO MAINTAIN SUCH WAIVER FOR THE CURRENT FISCAL YEAR BUT RESERVES THE RIGHT TO TERMINATE ITS WAIVER AT ANY TIME THEREAFTER IN ITS SOLE DISCRETION. ABSENT ANY FEE WAIVERS, INVESTMENT ADVISORY FEES FOR THE FUND AS AN ANNUALIZED PERCENTAGE OF AVERAGE DAILY NET ASSETS WOULD BE 0.40%; AND TOTAL FUND OPERATING EXPENSES CALCULATED ON SUCH BASIS WOULD BE 1.52%. "OTHER EXPENSES" INCLUDES AN ANNUAL ADMINISTRATION FEE.

(3) OF THIS AMOUNT, 0.25% IS DESIGNED AS A SHAREHOLDER SERVICING FEE AND 0.75% AS A DISTRIBUTION FEE.
(4) ABSENT THE FEE WAIVER REFERRED TO IN (2) ABOVE, THE DOLLAR AMOUNTS FOR THE 1, 3, 5 AND 10 YEAR PERIOD IN THE EXAMPLE ABOVE WOULD BE AS FOLLOWS: $65, $88, $103 AND $161.
(5) ABSENT THE FEE WAIVER REFERRED TO IN (2) ABOVE, THE DOLLAR AMOUNTS FOR THE 1, 3, 5, AND 10 YEAR PERIOD (ASSUMING NO REDEMPTION) IN THE EXAMPLE ABOVE WOULD BE AS FOLLOWS: $15, $48, $83 AND $161.

    ---------------------------------------------------------------------------
    INFORMATION CONCERNING FEES AND EXPENSES

    The purpose of the preceding table is to assist the investor in understanding the various costs and expenses that an investor in the Funds may bear directly or indirectly. THE DATA CONTAINED IN THE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


    The following audited financial highlights for each of the Funds should be read in conjunction with the Funds' financial statements, the related notes thereto and the independent auditors' report of KPMG Peat Marwick LLP appearing in FAF's annual reports to shareholders dated September 30, 1997 and dated November 30, 1997 (for Tax Free Obligations Fund).


    Because Class A Shares of Treasury Obligations Fund were first offered November 3, 1997, and Government Obligations Fund were first offered April 21, 1998, no financial highlights for such Funds are provided. Further information about the Funds' performance is contained in such FAF annual reports which may be obtained without charge by calling (800) 637-2548 or by writing SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

    For the periods ended September 30,
    For a share outstanding throughout the period




                                                                                NET
                                                             DIVIDENDS        ASSET
                               NET ASSET            NET       FROM NET        VALUE
                         VALUE BEGINNING     INVESTMENT     INVESTMENT       END OF
                               OF PERIOD         INCOME         INCOME       PERIOD
                       -----------------   ------------   ------------   ----------
PRIME OBLIGATIONS FUND Class A
 1997                       $  1.00          $  0.049       $ (0.049)     $  1.00
 1996                          1.00             0.050         (0.050)        1.00
 1995(1)                       1.00             0.038         (0.038)        1.00
Class B
 1997                       $  1.00          $  0.042       $ (0.042)     $  1.00
 1996                          1.00             0.042         (0.042)        1.00
 1995(2)                       1.00             0.032         (0.032)        1.00
TAX FREE OBLIGATIONS FUND(3) Class A
 1997(4)(5)                 $  1.00          $  0.010       $ (0.010)     $  1.00
 1997(6)                       1.00             0.027         (0.027)        1.00
 1996(6)                       1.00             0.028         (0.028)        1.00
 1995(6)(7)                    1.00             0.017         (0.017)        1.00
-------                     -------          --------       --------      -------


 + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) THIS CLASS OF SHARES HAS BEEN OFFERED SINCE JANUARY 21, 1995 (THE FUND ITSELF HAVING COMMENCED OPERATIONS ON MARCH 1, 1990). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) THIS CLASS OF SHARES HAS BEEN OFFERED SINCE JANUARY 23, 1995 (THE FUND ITSELF HAVING COMMENCED OPERATIONS ON MARCH 1, 1990). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) THE FINANCIAL HIGHLIGHTS FOR TAX FREE OBLIGATIONS FUND AS SET FORTH HEREIN INCLUDE THE HISTORICAL FINANCIAL HIGHLIGHTS OF THE QUALIVEST TAX-FREE MONEY MARKET FUND (CLASS A SHARES). THE ASSETS OF THE QUALIVEST TAX-FREE MONEY MARKET FUND WERE ACQUIRED BY TAX FREE OBLIGATIONS FUND ON NOVEMBER 25, 1997. IN CONNECTION WITH SUCH ACQUISITION, CLASS A SHARES OF THE QUALIVEST TAX-FREE MONEY MARKET FUND WERE EXCHANGED FOR CLASS A SHARES OF TAX FREE OBLIGATIONS FUND.
(4) FOR THE PERIOD COMMENCING ON AUGUST 1, 1997 AND ENDING ON NOVEMBER 30, 1997. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(5) THE BOARD OF DIRECTORS OF FAF APPROVED A CHANGE IN THE FUND'S FISCAL YEAR END FROM JULY 31 TO NOVEMBER 30, EFFECTIVE NOVEMBER 30, 1997.

(6) FOR THE PERIOD ENDED JULY 31.
(7) COMMENCED OPERATIONS ON JANUARY 9, 1995. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

                                                                   RATIO OF
                                                        RATIO      EXPENSES
                                      RATIO OF         OF NET    TO AVERAGE
                     NET ASSETS       EXPENSES      INCOME TO    NET ASSETS
         TOTAL           END OF     TO AVERAGE        AVERAGE    (EXCLUDING
        RETURN     PERIOD (000)     NET ASSETS     NET ASSETS      WAIVERS)
--------------   --------------   ------------   ------------   -----------
     5.06%          $218,261           0.70%          4.95%         0.77%
     5.08            135,146           0.70           4.94          0.79
     3.84+            96,083           0.70           5.43          0.82
     4.27%          $  2,018           1.45%          4.17%         1.52%
     4.29              1,763           1.45           4.15          1.54
     3.28+                14           1.45           4.70          1.57
     0.96%+         $ 28,662           0.89%          2.83%         1.23%
     2.76             31,668           0.88           2.73          1.23
     2.81             30,143           0.89           2.78          1.25
    1.66+             33,569           1.00           2.98          1.36
 ---------          --------           ----           ----          ----

    THE FUNDS

    FAF is an open-end management investment company that offers its shares in four different mutual funds, each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAF Fund through separate classes that provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. Except for these differences among classes, each share of each FAF Fund represents an undivided proportionate interest in that Fund. FAF is incorporated under the laws of the State of Minnesota, and its principal offices are located at Oaks, Pennsylvania 19456.


    This Prospectus relates only to the Class A Shares of Treasury Obligations Fund, Government Obligations Fund, Prime Obligations Fund and Tax Free Obligations Fund, and the Class B Shares of Prime Obligations Fund. Information regarding the Class Y and Class D Shares of the Funds is contained in separate prospectuses that may be obtained from FAF's Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling (800) 637-2548. The Board of Directors of FAF may authorize additional series or classes of common stock in the future.





    INVESTMENT OBJECTIVES AND POLICIES


    This section describes the investment objectives and policies of the Funds. There is no assurance that any of these objectives will be achieved. A Fund's investment objective may not be changed without an affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund.


    ---------------------------------------------------------------------------
    TREASURY OBLIGATIONS FUND


    As a fundamental investment objective, Treasury Obligations Fund seeks to achieve maximum current income consistent with the preservation of capital and maintenance of liquidity. In seeking to achieve its investment objective, Treasury Obligations Fund invests in United States Treasury obligations maturing within 397 days or less as determined pursuant to Rule 2a-7 under the 1940 Act and repurchase agreements relating to such securities. The Fund may also purchase such securities on a when-issued or delayed delivery basis and lend securities from its portfolio. For a discussion of these securities and techniques, see "Investment Restrictions and Techniques" below.


    ---------------------------------------------------------------------------
    GOVERNMENT OBLIGATIONS FUND


    As a fundamental investment objective, Government Obligations Fund seeks to achieve maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. In seeking to achieve its investment objective, Government Obligations Fund invests exclusively in United States Government securities maturing within 397 days as determined pursuant to Rule 2a-7 under the 1940 Act, and in repurchase agreements relating to such securities. The Fund may also purchase such securities on a when-issued or delayed delivery basis and lend securities from its portfolio. For a discussion of these securities and techniques, see "Investment Restrictions and Techniques" below.


    ---------------------------------------------------------------------------
    PRIME OBLIGATIONS FUND


    As a fundamental investment objective, Prime Obligations Fund seeks to achieve maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. In seeking to achieve its objective, the Fund invests in money market instruments, including marketable securities issued or guaranteed by the United States Government or its agencies or instrumentalities; United States dollar-denominated obligations (including bankers' acceptances, time deposits, and certificates of deposit, including variable rate certificates of deposit) of banks (including commercial banks, savings banks, and savings and loan associations) organized under the laws of the United States or any state, foreign banks, United States branches of foreign banks, and foreign branches of United States banks, if such banks have total assets of not less than $500 million; and certain corporate and other obligations, including high grade commercial paper, non-convertible corporate debt securities, and loan participation interests with no more than 397 days remaining to maturity as determined pursuant to Rule 2a-7 under the 1940 Act. For more information on these types of securities, see "Investment Restrictions and Techniques" below.

    The Fund may also (i) engage in repurchase agreements with respect to any of its portfolio securities, (ii) purchase credit enhancement agreements to enhance the creditworthiness of its portfolio securities, (iii) lend securities from its portfolio or (iv) purchase the securities described above on a when-issued or delayed delivery basis. See "Investment Restrictions and Techniques" below.

    The Fund may invest (i) up to 25% of its total assets in dollar-denominated obligations of United States branches of foreign banks which are subject to the same regulation as United States banks and (ii) up to 25% of its total assets collectively in dollar-denominated obligations of foreign branches of domestic banks, foreign banks and foreign corporations. The Fund may invest in United States dollar-denominated obligations of foreign corporations if the obligations satisfy the same quality standards set forth above for domestic corporations. See "Investment Restrictions and Techniques" for a discussion of the risks relating to investments in such securities.


    ---------------------------------------------------------------------------
    TAX FREE OBLIGATIONS FUND


    As a fundamental investment objective, Tax Free Obligations Fund seeks to achieve maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity. In seeking to achieve this objective and as a fundamental policy, the Fund invests at least 80% of its total assets in municipal obligations, the income from which is exempt from federal income tax. In addition, the Fund may invest up to 20% of its total assets in municipal obligations, the income from which is an item of tax preference for purposes of the federal alternative minimum tax. For more information on these types of securities, see "Investment Restrictions and Techniques -- Municipal Obligations" below.


    The Fund may also (i) engage in repurchase agreements with respect to any of its portfolio securities, (ii) purchase credit enhancement agreements to enhance the creditworthiness of its portfolio securities, (iii) lend securities from its portfolio, (iv) purchase the securities described above on a when-issued or delayed delivery basis, (v) purchase put options with respect to its portfolio securities and (vi) invest in variable or floating rate obligations. See "Investment Restrictions and Techniques" below.


    The Fund may invest up to 20% of its total assets collectively in taxable money market securities including marketable securities issued or guaranteed by the United States Government or its agencies or instrumentalities; certain United States dollar denominated obligations (including bankers' acceptances, and certificates of deposit, including variable rate certificates of deposit) of banks (including commercial banks, savings banks, and savings and loan associations) organized under the laws of the United States or any state, foreign banks, United States branches of foreign banks, if such banks have total assets of not less than $500 million; and certain corporate and other obligations, including high grade commercial paper, non-convertible corporate debt securities, and loan participation interests with no more than 397 days remaining to maturity as determined pursuant to Rule 2a-7 under the 1940 Act. In addition, the Fund's engagement in lending portfolio securities and in purchasing put options with respect to its portfolio securities may result in taxable income. For defensive purposes, the Fund may temporarily invest more than 20% (up to 100%) of the value of its total assets in taxable money market securities and certain tax-exempt securities, the income on which is an item of tax preference for purposes of the federal alternative minimum tax when, in the opinion of the Advisor, it is advisable to do so in light of prevailing market and economic conditions for purposes of preserving liquidity or capital. See "Investment Restrictions and Techniques" for a discussion of the risks relating to investments in such securities.


    ---------------------------------------------------------------------------
    RISKS TO CONSIDER


    An investment in any of the Funds involves certain risks. These include the following:


    INTEREST RATE RISK. Interest rate risk is the risk that the value of municipal obligations and certain other fixed income obligations held by a Fund will decline due to changes in market interest rates. Because certain of the Funds invest in such obligations, they are subject to interest rate risk. In general, when interest rates rise, the value of municipal obligations and certain other fixed income obligations declines. Conversely, when interest rates decline, the value of municipal obligations certain other fixed income obligations generally increases. Thus, shareholders in the applicable Funds bear the risk that increases in market interest rates will cause the value of their Fund's portfolio investments to decline.


    CREDIT RISK. Credit risk is the risk that the issuer of municipal obligations and other fixed income obligations will fail to make payments on the obligation when due. Because the Funds invest in municipal obligations and other fixed income obligations, they are subject to credit risk.



    As described under "Special Investment Methods -- Municipal Obligations," the revenue bonds and municipal lease obligations in which Tax Free Obligations Fund invest may entail greater credit risk than the general obligation bonds in which it invests. This is the case because revenue bonds generally are not backed by the faith, credit or general taxing power of the issuing governmental entity. Investors also should note that even general obligation bonds of the states and their political subdivisions are not free from the risk of default.

    POLITICAL AND ECONOMIC CONDITIONS. The value of municipal obligations owned by Tax Free Obligations Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect tax-exempt obligations include a change in the local, state or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes and other developments generally affecting the revenues of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). The value of certain municipal obligations may also be adversely affected by the enactment of changes to certain federal or state income tax laws, including, but not limited to, income tax rate reductions or the imposition of a flat tax.


    YEAR 2000. Like other mutual funds, financial and business organizations, the Funds could be adversely affected if the computer systems used by the Advisor, the Administrator and other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 issue." The Funds have undertaken a Year 2000 program that is believed by the Advisor to be reasonably designed to assess and monitor the steps being taken by the Funds' service providers to address the Year 2000 issue with respect to the computer systems they use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.



   MANAGEMENT OF THE FUNDS

    The Board of Directors of FAF has the primary responsibility for overseeing the overall management and electing other officers of FAF. Subject to the overall direction and supervision of the Board of Directors, the Advisor acts as investment advisor for and manages the investment portfolios of FAF.




    ---------------------------------------------------------------------------
    INVESTMENT ADVISOR


    U.S. Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55402, acts as the Funds' investment advisor through its First American Asset Management group. The Advisor has acted as an investment advisor to FAF since its inception in 1982 and has acted as an investment advisor to First American Investment Funds, Inc. since 1987 and to First American Strategy Funds, Inc. since 1996. As of September 30, 1997, the Advisor was managing accounts with an aggregate value of approximately $55 billion, including mutual fund assets of approximately $20 billion. U.S. Bancorp, 601 Second Avenue South, Minneapolis, Minnesota 55402, is the holding company for the Advisor.

    Each of the Funds pays the Advisor a monthly fee equal, on an annual basis, to 0.40% of the Fund's average daily net assets. The Advisor may, at its option, waive any or all of its fees, or reimburse expenses, with respect to the Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time except each of the Funds other than Government Obligations Fund have agreed to maintain current waivers in effect through September 30, 1998. The Advisor also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

    The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling, or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring, or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisors to registered investment companies, subject to a number of terms and conditions.

    Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, FAIF has received an opinion from its counsel that the Advisor is not prohibited from performing the investment advisory services described above, and that certain broker-dealers affiliated with the Advisor, are not prohibited from serving as a Participating Institution as described herein. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Advisor and certain affiliated broker-dealers might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and shareholders would not suffer adverse financial consequences.



    ---------------------------------------------------------------------------
    PORTFOLIO MANAGERS



    JOSEPH M. ULREY III is portfolio co-manager for each of the Funds. He is a member of the Advisor's asset allocation committee. He joined the Advisor in 1991 and has 16 years of investment industry experience. Prior to joining the Advisor, Mr. Ulrey spent 10 years overseeing various functions in the Treasury and Finance Divisions of U.S. Bancorp. Mr. Ulrey received his bachelor's degree in mathematics/economics from Macalester College and his master's degree in business administration from the University of Chicago.

    JAMES D. PALMER is portfolio co-manager for each of the Funds. He joined the Advisor in 1992 and has over seven years of investment industry experience. Prior to joining the Advisor, Mr. Palmer was a securities lending trader and senior master trust accountant with U.S. Bank Trust National Association. Mr. Palmer received his bachelor's degree from the University of Wisconsin -- LaCrosse and his master's degree in business administration from the University of Minnesota.



    ---------------------------------------------------------------------------
    CUSTODIAN


    The Custodian of the Funds' assets is U.S. Bank National Association (the "Custodian"), U.S. Bank Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of U.S. Bancorp. As compensation for its services to the Funds, the Custodian is paid 0.03% of each Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred in providing services to the Funds.



    ---------------------------------------------------------------------------
    ADMINISTRATOR

    The administrator for the Funds is SEI Investments Management Corporation, Oaks Pennsylvania 19456. The Administrator, a wholly-owned subsidiary of SEI Investments Company, provides the Funds with certain administrative personnel and services necessary to operate the Funds. Such services include shareholder servicing and certain legal and accounting services. The Administrator provides these personnel and services for compensation at an annual rate equal to 0.07% of each Fund's average daily net assets, provided that to the extent that the aggregate net assets of all First American Funds exceed $8 billion, the percentage stated above is reduced to 0.055%. U.S. Bank assists the Administrator and provides sub-administration services for the Funds. For these services, the Administrator compensates the sub-administrator at an annual rate of up to 0.05% of each Fund's average daily net assets.


    ---------------------------------------------------------------------------
    TRANSFER AGENT


    DST Systems, Inc. serves as the transfer agent (the "Transfer Agent") and dividend disbursing agent for the Funds. The address of the Transfer Agent is 330 West Ninth Street, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Advisor.

    Effective October 1, 1998, FAF has appointed U.S. Bank as servicing agent to perform certain transfer agent and dividend disbursing agent services with respect to Class A Shares of the Funds and Class B Shares of Prime Obligations Fund held through accounts at U.S. Bank and its affiliates. The Funds pay U.S. Bank an annual fee of $9 per account for such services.



   DISTRIBUTOR


    SEI Investments Distribution Co. is the principal distributor for shares of the Funds. The Distributor, which is not affiliated with the Advisor, is a Pennsylvania corporation organized on July 20, 1981, and is the principal distributor for a number of investment companies. The Distributor is a wholly-owned subsidiary of SEI Investments Company and is located at Oaks, Pennsylvania 19456.


    FAF has adopted a Rule 12b-1 plan and entered into a distribution and shareholder servicing agreement with the Distributor with respect to distribution-related activities and shareholder servicing for the Class A Shares of the Funds. In consideration of the services and facilities to be provided by the Distributor or any service provider, each Fund pays the Distributor a shareholder servicing fee monthly at an annual rate of 0.25% of the Fund's Class A Shares' average daily net asset value, which fee is computed and paid monthly. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts.

    FAF has also adopted a Plan of Distribution with respect to the Class B Shares of Prime Obligations Fund (the "Class B Distribution Plan"), pursuant to Rule 12b-1 under the 1940 Act. With respect to the Class B Shares, FAF has also entered into a Distribution and Service Agreement with the Distributor on behalf of Prime Obligations Fund (the "Class B Distribution Agreement"). Under the Class B Distribution Plan and the Class B Distribution Agreement, the Distributor is authorized to retain the contingent deferred sales charge that may be paid upon redemption of this Fund's Class B Shares, and the Fund pays the Distributor a distribution fee at an annual rate of 0.75% of the Fund's Class B Shares average daily net asset value, which fee is computed and paid monthly. The distribution fee may be used by the Distributor to provide compensation for sales support and distribution activities with respect to Class B Shares of this Fund. In addition to the distribution fee, the Distributor is paid a shareholder servicing fee of 0.25% of the average daily net assets of the Class B Shares pursuant to the Class B Distribution Plan and a shareholder service plan (the "Class B Service Plan"), which fee may be used by the Distributor to provide compensation for ongoing servicing and maintenance of shareholder accounts with respect to the Class B Shares of this Fund. The distribution fee paid to the Distributor under the Class B Distribution Plan is used by the Distributor to compensate broker-dealers, including the Distributor and the Distributor's registered representatives, for their sale of Fund shares, and may also be used to pay other advertising and promotional expenses in connection with the distribution of Fund shares.


    The foregoing plans recognize that the Distributor, the Administrator and the Advisor may in their discretion use their own assets to pay for certain costs of distributing Fund shares. Any such arrangement to pay such additional costs may be in the form of cash or promotional incentives and may be commenced or discontinued by the Advisor, the Administrator, the Distributor, or any Participating Institution (as defined below) at any time. The Distributor may engage securities dealers, financial institution (including, without limitation, banks), and other industry professionals (the "Participating Institutions") to perform share distribution and shareholder support services for the Fund. U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., broker-dealers affiliated with the Advisor, are Participating Institutions.


    The investment company shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

   PORTFOLIO TRANSACTIONS


    The Funds anticipate being as fully invested as practicable in debt securities. Most of the Funds' portfolio transactions are effected with dealers at a spread or markup. The dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation. The Funds may authorize the Advisor to place brokerage orders with some brokers who help distribute the Funds' shares, if the Advisor reasonably believes that the commission and transaction quality are comparable to that available from other qualified brokers. Because the Advisor trades a large number of securities, dealers generally are willing to work with the Advisor on a more favorable spread to the Funds than would be possible for most individual investors.

    A greater spread may be paid to those firms that provide research services. The Advisor may use this research information in managing the Funds' assets. The Advisor uses its best efforts to obtain execution of the Funds' portfolio transactions at spreads which are reasonable in relation to the benefits received.


    INVESTING IN THE FUNDS
    ---------------------------------------------------------------------------
    SHARE PURCHASES

    Shares are sold at their net asset value on days on which both the New York Stock Exchange and federally-chartered banks are open for business. Shares of the Funds may be purchased as described below. Class B Shares of Prime Obligations Fund are only available pursuant to an exchange from a mutual fund in the First American family of funds that assesses a contingent deferred sales charge. The Funds reserve the right to reject any purchase request.


    THROUGH A FINANCIAL INSTITUTION. Shares may be purchased through a financial institution which has a sales agreement with the Distributor. An investor may call his or her financial institution to place an order. Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing. Purchase orders for Treasury Obligations Fund, Government Obligations Fund and Prime Obligations Fund must be transmitted to and received by the Funds by 2:00 p.m. Central time and purchase orders for Tax Free Obligations Fund must be transmitted to and received by the Fund by 11:30 a.m. Central time, in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.

    Certain financial institutions assist their clients in the purchase or redemption of shares and charge a fee for this service.


    BY MAIL. An investor may place an order to purchase shares of the Funds directly through the Transfer Agent. Orders by mail will be executed upon receipt of payment by the Transfer Agent. If an investor's check does not clear, the purchase will be cancelled and the investor could be liable for any losses or fees incurred. Third-party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, the proceeds of redemptions of the shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date.

    In order to purchase shares by mail, an investor must:

    * complete and sign the new account form;

    * enclose a check made payable to (Fund name); and


    * mail both to DST Systems, Inc., P.O. Box 419382, Kansas City, Missouri 64141-6382.


    After an account is established, an investor can purchase shares by mail by enclosing a check and mailing it to DST Systems, Inc. at the above address.



    BY WIRE. To purchase shares of Treasury Obligations Fund, Government Obligations Fund and Prime Obligations Fund by wire, call (800) 637-2548 before 2:00 p.m. Central time to place an order. To purchase shares of Tax Free Obligations Fund by wire, call (800) 637-2548 before 11:30 a.m. Central time to place an order. All information needed will be taken over the telephone, and the order will be considered received when the Custodian receives payment by wire. If the Custodian does not receive the wire by the applicable deadline, the order will be executed the next business day. Federal funds should be wired as follows: U.S. Bank National Association, Minneapolis, Minnesota; ABA Number 091000022; For Credit To:
    DST Systems, Inc.: Account Number 160234580266; For Further Credit To:
    (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed or federally-chartered banks are closed.



    ---------------------------------------------------------------------------
    MINIMUM INVESTMENT REQUIRED



    The minimum initial investment is $1,000, unless the investment is in a retirement plan, in which case the minimum initial investment is $250. The minimum subsequent investment is $100. The Funds reserve the right to waive the minimum investment requirement in certain cases for employees of the Advisor and its affiliates.



    ---------------------------------------------------------------------------
    ALTERNATIVE PURCHASE OPTIONS


    Class A Shares and Class B Shares represent interests in a Fund's portfolio of investments. The classes have the same rights and are identical in all respects except that
    (i) Class B Shares bear the expenses of the contingent deferred sales charge arrangement; (ii) Class A Shares and Class B Shares bear different expenses in connection with their respective shareholder servicing plans and distribution plans; (iii) each class has exclusive voting rights with respect to approvals of any Rule 12b-1 distribution plan or service plan related to that specific class; and (iv) each class has different exchange features. Sales personnel of broker-dealers distributing the Funds' shares, and other persons entitled to receive compensation for selling shares, may receive differing compensation for selling Class A and Class B Shares.


    CLASS A SHARES. Each Fund's Class A Shares are offered on a continuous basis at their next determined offering price, which is net asset value. There is no initial or contingent deferred sales charge on purchases of Class A Shares. Class A Shares are subject to a shareholder servicing fee paid to the Distributor monthly at an annual rate of 0.25% of the Class A Shares' average daily net assets. See "Distributor" above.

    CLASS B SHARES. Class B Shares are only available with respect to Prime Obligations Fund. Class B Shares are sold at net asset value without any initial sales charge. Class B Shares are available for purchase only in exchange for shares of a mutual fund in the First American family of funds that assess a contingent deferred sales charge (the "Exchange Class Shares") or through a systematic exchange program as described below. Currently, only the Class B Shares of the funds in the First American family of funds assess a contingent deferred sales charge. If an investor redeems Class B Shares of Prime Obligations Fund within eight years of purchase of the Exchange Class Shares, he or she will pay a contingent deferred sales charge in an amount equal to the contingent deferred sales charge he or she would have paid on the Exchange Class Shares, assuming no exchange had occurred. Consequently, if a shareholder exchanges Exchange Class Shares for Class B Shares of Prime Obligations Fund, the transaction will not be subject to a contingent deferred sales charge; however, when Class B Shares acquired through the exchange are redeemed, the shareholder will be treated as if no exchange took place for the purpose of determining the contingent deferred sales charge and will be charged a contingent deferred sales charge at the rates set forth below. This charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value, if any, above the initial purchase price or on shares derived from reinvestment of dividends or capital gains distributions.



                           CONTINGENT DEFERRED
                             SALES CHARGE AS A
                                 PERCENTAGE OF
                                 DOLLAR AMOUNT
  YEAR SINCE PURCHASE        SUBJECT TO CHARGE
-----------------------   --------------------
   First                          5.00%
   Second                         5.00%
   Third                          4.00%
   Fourth                         3.00%
   Fifth                          2.00%
   Sixth                          1.00%
   Seventh                        None
   Eighth                         None
-----------------------   --------------------

    In determining whether a particular redemption is subject to a contingent deferred sales charge, it is assumed that the redemption is first, of any Class A Shares in the shareholder's Fund account; second, of any Class B Shares held for more than eight years and Class B Shares acquired pursuant to reinvestment of dividends or other distributions; and third, of Class B Shares held longest during the eight year period. This method should result in the lowest possible sales charge.



    At the end of the period ending eight years after the beginning of the month in which the Exchange Class Shares were issued, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the Class B distribution and service fees. This conversion will be on the basis of the relative net asset values of the two classes.

    ---------------------------------------------------------------------------
    SYSTEMATIC INVESTMENT PROGRAM


    Once an account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received. A shareholder may apply for participation in this program through his or her financial institution or call (800) 637-2548.


    ---------------------------------------------------------------------------
    SYSTEMATIC EXCHANGE PROGRAM



    Shares of the Funds also may be exchanged through automatic monthly deductions from an investor's account for the same class of shares of First American Investment Funds, Inc. ("FAIF") or First American Strategy Funds, Inc. ("FASF"). Under a systematic exchange program, an investor initially purchases Class A or Class B Shares of Prime Obligations Fund in an amount equal to the total amount of the investment the investor desires to make in the same class of shares of FAIF or FASF. On a monthly basis, a specified dollar amount of Prime Obligations Fund shares is exchanged for shares of the same class of a specified portfolio of FAIF or FASF. Exchanges of Class A Shares will be subject to the applicable sales charge imposed by the FAIF portfolio and, accordingly, it may be beneficial for an investor to execute a letter of intent in connection with a Class A Shares systematic exchange program. Exchanges of Class B Shares are not subject to a contingent deferred sales charge, but if shares are redeemed rather than exchanged, the shares are subject to such a charge. Shares of FASF are not subject to a sales charge. The systematic exchange program of investing a fixed dollar amount at regular intervals over time in a FAIF or FASF portfolio has the effect of reducing the average cost per share of the shares of the portfolio acquired. This effect also can be achieved through the FAIF or FASF systematic investment program, which is described in the applicable prospectuses. A shareholder may apply for participation in the systematic exchange program through his or her financial institution or by calling
    (800) 637-2548.



    ---------------------------------------------------------------------------
    CERTIFICATES AND CONFIRMATIONS


    The Transfer Agent maintains a share account for each shareholder. Share certificates will not be issued by the Funds. Confirmations of each purchase and redemption are sent to each shareholder. In addition, monthly confirmations are sent to report all transactions and dividends paid during that month.


    ---------------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS



    Dividends from net investment income will be accrued daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Funds, unless cash payments are requested by contacting the applicable Fund. Shares purchased through the Funds before 2:00 p.m. Central time (for Treasury Obligations Fund, Government Obligations Fund and Prime Obligations Fund) and before 11:30 a.m. Central time (for Tax Free Obligations Fund) earn dividends that day. Dividends payable on Class B Shares will generally be less than the dividends payable on Class A Shares because of the greater distribution and shareholder service expenses charged to Class B Shares. In addition, the amount of dividends payable on Class A and Class B Shares generally will be less than the dividends payable on Class Y Shares because of the distribution, shareholder servicing, transfer agent and/or dividend disbursing expenses charged to Class A and Class B Shares.



    ---------------------------------------------------------------------------
    EXCHANGE PRIVILEGE


    Shareholders may exchange Class A Shares of each Fund or Class B Shares of Prime Obligations Fund for currently available Class A or Class B Shares, respectively, of the other funds in the First American family of funds. Exchanges of Class A Shares of a Fund will be subject to imposition of sales charges, as applicable, unless such shares are shown to have been originally issued in exchange for shares in the First American family of funds that had a sales charge. Exchanges of shares among the funds must meet any applicable minimum investment of the fund for which shares are being exchanged.

    The ability to exchange shares of the Funds does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent, or financial institution.

    Written exchange requests must be signed exactly as shown on the authorization form, and the signatures may be required to be guaranteed as for a redemption of shares by an entity described under "Redeeming Shares -- By Mail." Neither the Funds, the Distributor, the Transfer Agent, any shareholder servicing agent, nor any financial institution will be responsible for further verification of the authenticity of the exchange instructions. See also "Redeeming Shares."

    Telephone exchange instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Transfer Agent, shareholder servicing agent, or financial institution. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.

    Telephone exchange instructions may be recorded and will be binding upon the shareholder. Telephone instructions must be received by the Transfer Agent before 2:00 p.m. Central time (for Treasury Obligations Fund, Government Obligations Fund and Prime Obligations Fund) and before 11:30 a.m. Central time (for Tax Free Obligations Fund), or by a shareholder's shareholder servicing agent or financial institution by the time specified by it, in order for shares to be exchanged the same day. Neither the Transfer Agent nor the Funds will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures.



    Shareholders of a Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his or her broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to DST Systems, Inc., 330 West Ninth Street, Kansas City, Missouri 64105. The exchange privilege should not be used to take advantage of short-term swings in the securities markets. The Funds reserve the right to limit or terminate exchange privileges as to any shareholder who makes exchanges more than four times a year (other than through the Systematic Exchange Program or similar periodic investment programs). The Funds may modify or revoke the exchange privilege for all shareholders upon 60 days' prior written notice or without notice in times of drastic economic or market change.


    There are currently no additional fees or charges for the exchange service and the Funds do not contemplate establishing such fees or charges, although the Funds reserve the right to do so. Shareholders will be notified of the imposition of any additional fees or charges.





   REDEEMING SHARES

    Each Fund redeems shares at the net asset value next determined after the Transfer Agent receives the redemption request, reduced by any applicable contingent deferred sales charge on Class B Shares. Redemptions will be made on days on which a Fund computes its net asset value. Redemptions can be made as described below and must be received in proper form.


    ---------------------------------------------------------------------------
    BY TELEPHONE


    A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial institution by the time specified by the institution to be assured same day processing and redemption requests must be transmitted to and received by the Funds by 2:00 p.m. Central time (for Treasury Obligations Fund, Government Obligations Fund and Prime Obligations Fund) and by 11:30 a.m. Central time (for Tax Free Obligations
    Fund), for same day processing. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly. Redemptions processed by 2:00 p.m. Central time (for Treasury Obligations Fund, Government Obligations Fund and Prime Obligations Fund) and by 11:30 a.m. Central time (for Tax Free Obligations
    Fund) will not receive that day's dividend. Redemption requests placed after that respective time will earn that day's dividend, but will not receive proceeds until the following day.


    Shareholders who did not purchase their shares through a financial institution may redeem Fund shares by telephoning (800) 637-2548. At the shareholder's request, redemption proceeds will be paid by check and mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event longer than seven days after the request. Wire instructions must be previously established in the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time a Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.


    In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered. Neither the Transfer Agent nor any Fund will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Transfer Agent and the Funds will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Transfer Agent examines each shareholder request by verifying the account number and/or taxpayer identification number at the time such request is made. The Transfer Agent subsequently sends confirmations of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Transfer Agent and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.


    ---------------------------------------------------------------------------
    BY MAIL


    Any shareholder may redeem Fund shares by sending a written request to the Transfer Agent, shareholder servicing agent, or financial institution. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Funds, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven business days, after receipt of a proper written redemption request.

    Shareholders requesting a redemption of $5,000 or more, a redemption of any amount to be sent to an address other than that on record with the Funds, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:


    * a trust company or commercial bank, the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");


    * a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or the National Association of Securities Dealers;


    * a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or


    * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.


    The Funds do not accept signatures guaranteed by a notary public.


    The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.


    ---------------------------------------------------------------------------
    BY CHECKING ACCOUNT

    At the shareholder's request, the Transfer Agent will establish a checking account for redeeming Fund shares. With a Fund checking account, shares may be redeemed simply by writing a check for $100 or more. The redemption will be made at the net asset value on the date that the Transfer Agent presents the check to a Fund. A check may not be written to close an account. If a shareholder wishes to redeem shares and have the proceeds available, a check may be written and negotiated through the shareholder's bank. Checks should never be sent to the Transfer Agent to redeem shares. Copies of canceled checks are available upon request. A fee is charged for this service. For further information, contact the Funds.


    ---------------------------------------------------------------------------
    BY SYSTEMATIC WITHDRAWAL PROGRAM


    Shareholders whose account value is at least $5,000 may elect to participate in the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. A shareholder may apply for participation in this program through his or her financial institution. Because automatic withdrawals of Class B Shares are subject to the contingent deferred sales charge, it may not be in the best interest of a Class B shareholder to participate in the Systematic Withdrawal Program.


    ---------------------------------------------------------------------------
    REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

    When shares are purchased by check or with funds transferred through the Automated Clearing House, the proceeds of redemption of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date.


    ---------------------------------------------------------------------------
    ACCOUNTS WITH LOW BALANCES


    Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $500. This requirement does not apply, however, if the balance falls below $500 because of changes in a Fund's net asset value. Before shares are redeemed to close an account, the shareholder will be notified in writing and allowed 60 days to purchase additional shares to meet the minimum account requirement.

    DETERMINING THE PRICE OF SHARES


    The net asset value per share is determined as of the close of normal trading on the New York Stock Exchange (3:00 p.m. Central time) Monday through Friday on each day the New York Stock Exchange and federally-chartered banks are open for business, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for that Fund's shares is received and on days on which changes in the value of portfolio securities will not materially affect the current net asset value of the Fund's shares. The price per share for purchases or redemptions is such value next computed after the Transfer Agent receives the purchase order or redemption request. It is the responsibility of Participating Institutions to promptly forward purchase and redemption orders to the Transfer Agent. In the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent or a Fund may require additional documents to evidence appropriate authority in order to effect the redemption and the applicable price will be that next determined following the receipt of the required documentation.


    The net asset value per share for each Fund is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected), less all liabilities, by the number of Fund shares outstanding.

    Securities in the Funds' portfolios are valued on the basis of amortized cost. This means valuation assumes a steady rate of payment from the date of purchase until maturity instead of looking at actual changes in market value. The Funds' other assets are valued by a method which the FAF Board of Directors believes would accurately reflect fair value.




   TAXES

    The Funds will distribute all of their net income to shareholders. Dividends paid by Treasury Obligations Fund, Government Obligations Fund and Prime Obligations Fund will be taxable as ordinary income to shareholders, whether reinvested or received in cash.


    Tax Free Obligations Fund intends to take all actions required under the Internal Revenue Code of 1986, as amended (the "Code"), to ensure that it may pay "exempt-interest dividends." If the Fund meets these requirements, distributions of net interest income from tax-exempt obligations that are designated by the Fund as exempt-interest dividends will be excludable from gross income of the Fund's shareholders. Distributions paid from other interest income will be taxable to shareholders as ordinary income.

    For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax, if any, exceeds a taxpayer's regular income tax liability (with certain adjustments).


    Liability for AMT will depend upon each shareholder's tax situation. Exempt-interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986, to finance certain private activities, will be treated as an item of tax preference that is included in alternative minimum taxable income for purposes of calculating the AMT for all taxpayers. Tax Free Obligations Fund may invest up to 20% of its total assets in securities, the interest on which is treated as an item of tax preference that is included in alternative minimum taxable income for purposes of calculating the AMT. Also, a portion of all other tax-exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings and earnings and profits for purposes of determining the federal corporate alternative minimum tax and the branch profits tax imposed on foreign corporations under Section 884 of the Code. Each shareholder is advised to consult his or her tax advisor with respect to the possible effects of such tax preference items.


    For a more detailed discussion of the taxation of the Funds and the tax consequences of an investment in the Fund, see "Taxes" in the Statement of Additional Information.


    FUND SHARES

    Each share of the Funds is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.


    Each share of the Funds has one vote. On some issues, such as the election of directors, all shares of all FAF funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or class, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class.


    The Bylaws of FAF provide that annual shareholders' meetings are not required and that meetings of shareholders need be held only with such frequency as required under Minnesota law and the 1940 Act.




    CALCULATION OF PERFORMANCE DATA

    From time to time each Fund may advertise its "yield" and "effective yield" and, in the case of Tax Free Obligations Fund, "tax-equivalent yield" in advertisements or in reports or other communications with shareholders. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.


    "Tax equivalent yield" is that yield which a taxable investment must generate in order to equal a Fund's yield for an investor in a stated federal or combined federal/state income tax bracket (normally assumed to be the maximum tax rate or combined rate). Tax equivalent yield is computed by dividing that portion of the yield which is tax-exempt by one minus the stated income tax rate, and adding the resulting amount to that portion, if any, of the yield which is not tax-exempt.


    Advertisements and other sales literature for a Fund may refer to the Fund's "cumulative total return" and "average annual total return." Total return is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming dividend distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results.



    Performance quotations are computed separately for Class A, Class B, Class Y and Class D Shares of the Funds. The performance of each class will differ due to the varying levels of distribution fees, shareholder service, transfer agent and/or dividend disbursing fees applicable to each class.

    INVESTMENT RESTRICTIONS AND TECHNIQUES
   ---------------------------------------------------------------------------

    GENERAL RESTRICTIONS



    The Funds are subject to the investment restrictions of Rule 2a-7 under the 1940 Act in addition to other policies and restrictions discussed herein. Pursuant to Rule 2a-7, each Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain an average weighted maturity of not more than 90 days. Under Rule 2a-7, securities which are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by each Fund be limited to United States dollar-denominated investments that (a) present "minimal credit risk" and (b) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). It is the responsibility of the Advisor to determine that the Funds' investments present only "minimal credit risk" and are Eligible Securities. The Board of Directors of FAF has established written guidelines and procedures for the Advisor and oversees the Advisor's determination that the Funds' portfolio securities present only "minimal credit risk" and are Eligible Securities.

    Rule 2a-7 requires, among other things, that each Fund may not invest, other than in United States "Government Securities" (as defined in the 1940 Act), more than 5% of its total assets in securities issued by the issuer of the security; provided that the applicable Fund may invest in First Tier Securities (as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof provided that the Fund may not make more than one such investment at any time. Rule 2a-7 also requires that each Fund may not invest, other than in United States Government securities, (a) more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and
    (b) more than the greater of 1% of its total assets or $1,000,000 in Second Tier Securities of any one issuer.


    In order to provide shareholders with full liquidity, the Funds have implemented the following practices to maintain a constant price of $1.00 per share: limiting the portfolio's dollar-weighted average maturity to 90 days or less and buying securities which mature within 397 days from the date of acquisition as determined pursuant to Rule 2a-7 under the 1940 Act. The Funds cannot guarantee a $1.00 share price but these practices help to minimize any price fluctuations that might result from rising or declining interest rates. All money market instruments, including United States Government securities, can change in value when interest rates or an issuer's creditworthiness changes. The value of the securities in each Fund's portfolios can be expected to vary inversely with changes in prevailing interest rates, with the amount of such variation depending primarily upon the period of time remaining to maturity of the security. If the security is held to maturity, no gain or loss will be realized as a result of interest rate fluctuations.



    As a fundamental policy of Government Obligations Fund and Prime Obligations Fund, and a non-fundamental policy of Treasury Obligations Fund and Tax Free Obligations Fund, each Fund will not purchase a security if, as a result, more than 10% of its net assets would be in illiquid assets including time deposits and repurchase agreements maturing in more than seven days. As a fundamental policy, each Fund will not purchase a security if, as a result, 25% or more of its assets would be in any single industry, except that there is no limitation on the purchase of obligations of domestic commercial banks (excluding, for this purpose, foreign branches of domestic commercial banks). The foregoing limitation does not apply to obligations issued or guaranteed by the United States or its agencies or instrumentalities.


    Unless otherwise stated, the policies described above in this section for the Funds are non-fundamental and may be changed by a vote of the Board of Directors. The Funds have adopted certain other investment restrictions, which are set forth in detail in the Statement of Additional Information. These restrictions are fundamental and may not be changed without the approval of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of the Funds.


    If a percentage limitation under this section or "Investment Objectives and Policies," or under "Investment Restrictions" in the Statement of Additional Information, is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitation on illiquid investments.


    The securities in which the Funds invest may not yield as high a level of current income as longer term or lower grade securities. These other securities may have less stability of principal, be less liquid, and fluctuate more in value than the securities in which the Funds invest. All securities in each Fund's portfolio are purchased with and payable in United States dollars.


    ---------------------------------------------------------------------------
    MUNICIPAL OBLIGATIONS


    As described under "Investment Objectives and Policies," Tax Free Obligations Fund invests principally in municipal obligations such as municipal bonds and other debt obligations. These municipal bonds and debt obligations are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" as used in this Prospectus includes short-term municipal notes and other commercial paper issued by the states and their political subdivision.

    Two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.


    Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of the issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Fund may invest.


    Tax Free Obligations Fund's investment in municipal bonds and other debt obligations that are purchased from financial institutions such as commercial and investment banks, savings associations and insurance companies may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax.


    In addition, Tax Free Obligations Fund may invest in other federal income tax-free securities such as (i) tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues, (ii) bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds, (iii) variable and floating rate obligations including variable rate demand notes and
    (iv) participation, trust and partnership interests in any of the foregoing obligations.


    ---------------------------------------------------------------------------
    LOAN PARTICIPATIONS; SECTION 4(2) AND RULE 144A SECURITIES


    Prime Obligations Fund and Tax Free Obligations Fund may invest in loan participation interests. A loan participation interest represents a pro rata undivided interest in an underlying bank loan. Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest (for example, a Fund) generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. Loan participation interests that can be sold within a seven-day period are deemed by the Advisor to be liquid investments. If a loan participation interest is restricted from being sold within a seven-day period, then Prime Obligations Fund (as a non-fundamental policy) and Tax Free Obligations Fund (as a fundamental policy) will be limited, together with other illiquid investments, to not more than 10% of the applicable Fund's net assets. Commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and corporate obligations qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 that meet the criteria for liquidity established by the Board of Directors are considered liquid. Consequently, Prime Obligations Fund and Tax Free Obligations Fund do not intend to subject such securities to the limitation applicable to restricted securities. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.



    ---------------------------------------------------------------------------
    SECURITIES OF FOREIGN BANKS AND BRANCHES


    Because the portfolios of Prime Obligations Fund's and Tax Free Obligations Fund's investments in taxable money market securities may contain securities of foreign branches of domestic banks, foreign banks, and United States branches of foreign banks, such Funds may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of United States banks. These risks may include future unfavorable political and economic developments and possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by such Fund. Additionally, there may be less public information available about foreign banks and their branches. The Advisor carefully considers these factors when making investments. The Funds have agreed that, in connection with investment in securities issued by foreign banks, United States branches of foreign banks, and foreign branches of domestic banks, consideration will be given to the domestic marketability of such securities in light of these factors.


    ---------------------------------------------------------------------------
    UNITED STATES GOVERNMENT SECURITIES



    Each Fund may invest in securities issued or guaranteed as to principal or interest by the United States Government, or agencies or instrumentalities of the United States Government. These investments include direct obligations of the United States Treasury such as United States Treasury bonds, notes, and bills. The Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. In addition to Treasury securities, Government Obligations Fund, Prime Obligations Fund and Tax Free Obligations Fund may invest in securities, such as notes, bonds, and discount notes which are issued or guaranteed by agencies of the United States Government and various instrumentalities which have been established or sponsored by the United States Government. Except for United States Treasury securities, these United States Government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Advisor considers securities guaranteed by an irrevocable letter of credit issued by a government agency to be guaranteed by that agency.



    United States Treasury obligations include bills, notes and bonds issued by the United States Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying United States Treasury obligations. A Fund's investments in STRIPS will be limited to components with maturities of less than 397 days and the Funds will not actively trade such components.


    ---------------------------------------------------------------------------
    REPURCHASE AGREEMENTS



    Each Fund may engage in repurchase agreements with respect to any of its portfolio securities. In a repurchase agreement, a Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a mutually agreed upon time and price. Each Fund may engage in repurchase agreements with any member bank of the Federal Reserve System or dealer in United States Government securities. Repurchase agreements usually are for short periods, such as under one week, not to exceed 30 days. In all cases, the Advisor must be satisfied with the creditworthiness of the other party to the agreement before entering into a repurchase agreement. In the event of bankruptcy of the other party to a repurchase agreement, a Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Fund purchased may have decreased, the Fund could experience a loss.



    ---------------------------------------------------------------------------
    CREDIT ENHANCEMENT AGREEMENTS


    Prime Obligations Fund and Tax Free Obligations Fund may arrange for guarantees, letters of credit, or other forms of credit enhancement agreements (collectively, "Guarantees") for the purpose of further securing the payment of principal and/or interest on such Funds' investment securities. Although each investment security, at the time it is purchased, must meet such Funds' creditworthiness criteria, Guarantees sometimes are purchased from banks and other institutions (collectively, "Guarantors") when the Advisor, through yield and credit analysis, deems that credit enhancement of certain of such Funds' securities is advisable. As a non-fundamental policy, Prime Obligations Fund and Tax Free Obligations Fund will limit the value of all investment securities issued or guaranteed by each Guarantor to not more than 10% of the value of such Fund's total assets.



    ---------------------------------------------------------------------------
    PUT OPTIONS


    Tax Free Obligations Fund may purchase tax-exempt securities which provide for the right to resell them to the issuer, a bank or a broker-dealer at a specified price within a specified period of time prior to the maturity date of such obligations. Such a right to resell, which is commonly known as a "put," may be sold, transferred or assigned only with the underlying security or securities. The Fund may pay a higher price for a tax-exempt security with a put than would be paid for the same security without a put. The primary purpose of purchasing such securities with puts is to permit the Fund to be as fully invested as practicable in tax-exempt securities while at the same time providing the Fund with appropriate liquidity.


    ---------------------------------------------------------------------------
    VARIABLE AND FLOATING RATE OBLIGATIONS


    Certain of the obligations in which Tax Free Obligations Fund may invest may be variable or floating rate obligations in which the interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice. Variable or floating rate instruments with a demand feature enable the Fund to purchase instruments with a stated maturity in excess of 397 calendar days. The Fund determines the maturity of variable or floating rate instruments in accordance with SEC rules which allow the Fund to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.




    ---------------------------------------------------------------------------
    LENDING OF PORTFOLIO SECURITIES



    In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. If the Funds engage in securities lending, distributions paid to shareholders from the resulting income will not be excludable from a shareholder's gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to an affiliate of the Advisor) in connection with these loans which, in the case of U.S. Bank, are 40% of the Funds' income from such securities lending transactions.

    ---------------------------------------------------------------------------
    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES


    Each Fund may purchase securities on a when-issued or delayed delivery basis. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the Fund during the period prior to settlement. At the time a Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. Each Fund will also establish a segregated account with its Custodian in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. A Fund will not purchase securities on a when-issued or delayed delivery basis if, as a result thereof, more than 15% of that Fund's net assets would be so invested.




    ---------------------------------------------------------------------------
    MONEY MARKET FUNDS



    Each of the Funds may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the investing Fund. The money market funds in which the Funds may invest include other money market funds advised by the Advisor. Investments by a Fund in other money market funds advised by the Advisor are subject to certain restrictions contained in an exemptive order issued by the SEC.




   INFORMATION CONCERNING
   COMPENSATION PAID TO
   U.S. BANK NATIONAL
   ASSOCIATION
   AND OTHER AFFILIATES


    U.S. Bank National Association and other affiliates of U.S. Bancorp may act as a fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") and other trust and agency accounts that invest in the Funds. These U.S. Bancorp affiliates may receive compensation from the Funds for the services they provide to the Funds, as described more fully in the following sections of this
    Prospectus:

    Investment advisory services -- see "Management of the Funds-Investment Advisor"


    Custodian services -- see "Management of the Funds-Custodian"

    Sub-administration -- see "Management of the Funds-Administrator"


    Transfer agent services -- see "Management of the Funds-Transfer Agent"


    Shareholder servicing -- see "Distributor"


    Securities lending -- see "Investment Restrictions and Techniques-Lending of Portfolio Securities"

FIRST AMERICAN FUNDS, INC.
Oaks, Pennsylvania 19456

Investment Advisor
U.S. BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

Custodian
U.S. BANK NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

Distributor
SEI INVESTMENTS DISTRIBUTION CO.
Oaks, Pennsylvania 19456

Administrator
SEI INVESTMENTS MANAGEMENT CORPORATION
Oaks, Pennsylvania 19456

Transfer Agent
DST SYSTEMS, INC.
330 West Ninth Street
Kansas City, Missouri 64105

Independent Auditors
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

Counsel
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402




FAF-1901 (5/98) R

JANUARY 31, 1998 AS SUPPLEMENTED ON MAY 15, 1998



MONEY MARKET FUNDS

CLASS Y SHARES


Treasury Obligations Fund
Government Obligations Fund
Prime Obligations Fund
Tax Free Obligations Fund




     FIRST AMERICAN FUNDS, INC.
PROSPECTUS





[LOGO] FIRST AMERICAN
           THE POWER OF DISCIPLINED INVESTING(R)

    TABLE OF CONTENTS



Summary                                      2
 ...............................................
Fees and Expenses                            4
 ...............................................
Financial Highlights                         7
 ...............................................
The Funds                                   10
 ...............................................
Investment Objectives and Policies          10
 ...............................................
Management of the Funds                     12
 ...............................................
Distributor                                 14
 ...............................................
Portfolio Transactions                      15
 ...............................................
Purchases and Redemptions of Shares         15
 ...............................................
Taxes                                       18
 ...............................................
Fund Shares                                 18
 ...............................................
Calculation of Performance Data             19
 ...............................................
Investment Restrictions and Techniques      19
 ...............................................
Information Concerning Compensation Paid
to U.S. Bank National Association and Other
Affiliates                                  25
 ...............................................

FIRST AMERICAN FUNDS, INC.


    CLASS Y SHARES PROSPECTUS

    The shares described in this Prospectus represent interests in First American Funds, Inc., which consists of mutual funds with four different investment portfolios and objectives. This Prospectus relates to the Class Y Shares of the following funds (the "Funds"):



     * TREASURY OBLIGATIONS FUND


     * GOVERNMENT OBLIGATIONS FUND


     * PRIME OBLIGATIONS FUND


     * TAX FREE OBLIGATIONS FUND


    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, INCLUDING U.S. BANK NATIONAL ASSOCIATION OR ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


    This Prospectus sets forth concisely information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.



    A Statement of Additional Information dated January 31, 1998 as supplemented on May 4, 1998 and May 15, 1998 for the Funds has been filed with the Securities and Exchange Commission ("SEC") and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Investments Distribution Co., Oaks, Pennsylvania 19456. The SEC maintains a World Wide Web site that contains reports and information regarding issuers that file electronically with the SEC. The address of such site is "http://www.sec.gov."



    AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, AND THERE IS NO ASSURANCE THAT EACH FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The date of this Prospectus is January 31, 1998 as supplemented on May 15, 1998.

 SUMMARY

    First American Funds, Inc. ("FAF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class Y Shares of the following funds:


    TREASURY OBLIGATIONS FUND has an objective of seeking to achieve maximum current income consistent with preservation of capital and maintenance of liquidity. In seeking to achieve its investment objective, the Fund invests in United States Treasury obligations maturing within 397 days or less as determined pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act") and repurchase agreements relating to such securities.


    GOVERNMENT OBLIGATIONS FUND has an objective of seeking to achieve maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. In seeking to achieve its investment objective, the Fund invests exclusively in United States Government securities maturing within 397 days as determined pursuant to Rule 2a-7 under the 1940 Act and repurchase agreements relating to such securities.


    PRIME OBLIGATIONS FUND has an objective of seeking to achieve maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity. In seeking to achieve its investment objective, the Fund invests in money market instruments, including marketable securities issued or guaranteed by the United States Government or its agencies or instrumentalities, United States dollar-denominated obligations of banks organized under the laws of the United States or any state, foreign banks, United States branches of foreign banks, and foreign branches of United States banks, if such banks have total assets of not less than $500 million.


    TAX FREE OBLIGATIONS FUND has an objective of seeking to achieve maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity. In seeking to achieve its investment objective, the Fund invests at least 80% of its total assets in municipal obligations, the income from which is exempt from federal income tax. In addition, the Fund may invest up to 20% of its total assets in municipal obligations, the income from which is an item of tax preference for purposes of the federal alternative minimum tax.


    INVESTMENT ADVISOR. U.S. Bank National Association (the "Advisor" or "U.S. Bank") serves as the investment advisor to each of the Funds through its First American Asset Management group. See "Management of the Funds."


    DISTRIBUTOR; ADMINISTRATOR. SEI Investments Distribution Co. (the "Distributor") serves as the distributor of the Funds' shares. SEI Investments Management Corporation (the "Administrator") serves as the administrator of the Funds. See "Management of the Funds" and "Distributor."


    ELIGIBLE INVESTORS; OFFERING PRICES. Class Y Shares are offered through banks and certain other institutions for the investment of their own funds and funds for which they act in fiduciary, agency or custodial capacity. Class Y shares of the Funds are also offered to certain investors who maintain single accounts with U.S. Bancorp Piper Jaffray Inc. ("Piper"). The required minimum initial investment in each Fund for such Piper investors is $2 million, provided that such minimum initial investment requirement will be waived for investors who maintain single accounts with Piper that have a market value (excluding cash or other short-term investments) at the time of the initial investment in the applicable Fund, of at least $5 million. Class Y Shares are sold at net asset value without any front-end or deferred sales charges. See "Purchases and Redemptions of Shares."


    EXCHANGES. Class Y Shares of any Fund may be exchanged for Class Y Shares of other funds in the First American family of funds at the shares' respective net asset values with no additional charge. See "Purchases and Redemptions of Shares -- Exchange Privilege."


    REDEMPTIONS. Shares of each Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Funds' transfer agent, with no additional charge. See "Purchases and Redemptions of Shares."

    SHAREHOLDER INQUIRIES. Any questions or communications regarding the Funds or a shareholder account should be directed to the Distributor by calling
    (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.

    FEES AND EXPENSES
    ----------------------------------------------------------------------------

    CLASS Y SHARE FEES AND EXPENSES





                                                                  TREASURY      GOVERNMENT           PRIME       TAX FREE
                                                               OBLIGATIONS     OBLIGATIONS     OBLIGATIONS    OBLIGATIONS
                                                                      FUND            FUND            FUND           FUND
                                                             -------------   -------------   -------------   ------------
 SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales load imposed on purchases                           None            None            None           None
 Maximum sales load imposed on reinvested dividends                None            None            None           None
 Deferred sales load                                               None            None            None           None
 Redemption fees                                                   None            None            None           None
 Exchange fees                                                     None            None            None           None
-----------------------------------------------------------  ----------      ----------      ----------      ---------
 ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Investment advisory fees (after voluntary fee waivers)(1)         0.32%           0.33%           0.33%          0.11%+
 Rule 12b-1 fees                                                    None           None            None     None
 Other expenses                                                    0.13%           0.12%           0.12%          0.34%+
 Total fund operating expenses
 (after voluntary fee waivers)(1)                                  0.45%           0.45%           0.45%          0.45%+
-----------------------------------------------------------  ----------      ----------      ----------      ---------
 EXAMPLE(2)
 You would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return and (ii) redemption at the end of each time period:
  1 year                                                        $     5         $     5         $     5        $     5
  3 years                                                       $    14         $    14         $    14        $    14
  5 years                                                       $    25         $    25         $    25        $    25
 10 years                                                       $    57         $    57         $    57        $    57

 + THE ADVISORY FEES, OTHER EXPENSES, AND TOTAL FUND OPERATING EXPENSES SET FORTH ABOVE REFLECT ESTIMATES OF CURRENT EXPENSES.

(1) THE ADVISOR INTENDS TO WAIVE A PORTION OF ITS FEES ON A VOLUNTARY BASIS, AND THE AMOUNTS SHOWN ABOVE REFLECT THESE WAIVERS AS OF THE DATE OF THIS PROSPECTUS. THE ADVISOR INTENDS TO MAINTAIN SUCH WAIVERS FOR THE CURRENT FISCAL YEAR BUT RESERVES THE RIGHT TO TERMINATE ITS WAIVER AT ANY TIME THEREAFTER IN ITS SOLE DISCRETION. NOTWITHSTANDING THE FOREGOING, THE ADVISOR WILL MAINTAIN SUCH WAIVERS OF TREASURY OBLIGATIONS FUND, PRIME OBLIGATIONS FUND AND TAX FREE OBLIGATIONS FUND IN EFFECT THROUGH SEPTEMBER 30, 1998. ABSENT ANY FEE WAIVERS, INVESTMENT ADVISORY FEES FOR EACH FUND
    AS AN ANNUALIZED PERCENTAGE OF AVERAGE DAILY NET ASSETS WOULD BE 0.40%;
    AND TOTAL FUND OPERATING EXPENSES WITH RESPECT TO CLASS Y SHARES
    CALCULATED ON SUCH BASIS WOULD BE 0.53% FOR TREASURY OBLIGATIONS FUND, 0.52% FOR GOVERNMENT OBLIGATIONS FUND, 0.52% FOR PRIME OBLIGATIONS FUND, AND 0.74% FOR TAX FREE OBLIGATIONS FUND. "OTHER EXPENSES" INCLUDES AN ANNUAL ADMINISTRATION FEE AND, FOR TAX FREE OBLIGATIONS FUND, IS BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
(2) ABSENT THE FEE WAIVERS REFERRED TO IN (1) ABOVE, THE DOLLAR AMOUNTS FOR THE 1, 3, 5, AND 10-YEAR PERIODS IN THE EXAMPLE ABOVE WOULD BE AS FOLLOWS:
    TREASURY OBLIGATIONS FUND, $5, $17, $30 AND $66; GOVERNMENT OBLIGATIONS FUND, $5, $17, $29 AND $65; PRIME OBLIGATIONS FUND, $5, $17, $29 AND $65; AND TAX FREE OBLIGATIONS FUND, $8, $24, $41 AND $92.

    ---------------------------------------------------------------------------
    INFORMATION CONCERNING FEES AND EXPENSES


    The purpose of the preceding table is to assist the investor in understanding the various costs and expenses that an investor in a Fund may bear directly or indirectly. THE DATA CONTAINED IN THE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                 (This page has been left blank intentionally.)

    FINANCIAL HIGHLIGHTS

    The following audited financial highlights for each of the Funds should be read in conjunction with the Funds' financial statements, the related notes thereto and the independent auditors' report of KPMG Peat Marwick LLP appearing in FAF's annual reports to shareholders dated September 30, 1997 and dated November 30, 1997 (for Tax Free Obligations Fund).



    Further information about the Funds' performance is contained in such FAF annual reports which may be obtained without charge by calling (800) 637-2548 or by writing SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

    For the periods ended September 30,
    For a share outstanding throughout the period



                                           NET ASSET                    DIVIDENDS
                                               VALUE            NET      FROM NET
                                           BEGINNING     INVESTMENT    INVESTMENT
                                           OF PERIOD         INCOME        INCOME
                                         -----------   ------------   -----------
TREASURY OBLIGATIONS FUND Class Y
 1997                                      $  1.00       $  0.050      $ (0.050)
 1996                                         1.00          0.050        (0.050)
 1995(1)                                      1.00          0.038        (0.038)
GOVERNMENT OBLIGATIONS FUND Class Y
 1997                                      $  1.00       $  0.051      $ (0.051)
 1996                                         1.00          0.051        (0.051)
 1995                                         1.00          0.054        (0.054)
 1994                                         1.00          0.034        (0.034)
 1993                                         1.00          0.028        (0.028)
 1992                                         1.00          0.038        (0.038)
 1991                                         1.00          0.060        (0.060)
 1990(2)                                      1.00          0.045        (0.045)
PRIME OBLIGATIONS FUND Class Y
 1997                                      $  1.00       $  0.052      $ (0.052)
 1996                                         1.00          0.052        (0.052)
 1995                                         1.00          0.055        (0.055)
 1994                                         1.00          0.035        (0.035)
 1993                                         1.00          0.030        (0.030)
 1992                                         1.00          0.039        (0.039)
 1991                                         1.00          0.064        (0.064)
 1990(2)                                      1.00          0.046        (0.046)
TAX FREE OBLIGATIONS FUND(3) Class Y
 1997(4)(5)                                $  1.00       $  0.011      $ (0.011)
 1997(6)                                      1.00          0.031        (0.031)
 1996(6)                                      1.00          0.032        (0.032)
 1995(6)(7)                                   1.00          0.019        (0.019)
-------                                    -------       --------      --------



 +  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED
(1) THIS CLASS OF SHARES HAS BEEN OFFERED SINCE JANUARY 24, 1995 (THE FUND ITSELF HAVING COMMENCED OPERATIONS ON MARCH 1, 1990). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON MARCH 1, 1990. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) THE FINANCIAL HIGHLIGHTS FOR TAX FREE OBLIGATIONS FUND AS SET FORTH HEREIN INCLUDE THE HISTORICAL FINANCIAL HIGHLIGHTS OF THE QUALIVEST TAX-FREE MONEY MARKET FUND (CLASS Y SHARES). THE ASSETS OF THE QUALIVEST TAX-FREE MONEY MARKET FUND WERE ACQUIRED BY TAX FREE OBLIGATIONS FUND ON NOVEMBER 25, 1997. IN CONNECTION WITH SUCH ACQUISITION, THE CLASS Q AND Y SHARES OF THE QUALIVEST TAX-FREE MONEY MARKET FUND WERE EXCHANGED FOR CLASS C SHARES (NOW DESIGNATED CLASS Y SHARES) OF TAX FREE OBLIGATIONS FUND.

(4) FOR THE PERIOD COMMENCING ON AUGUST 1, 1997 AND ENDING ON NOVEMBER 30, 1997. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(5) THE BOARD OF DIRECTORS OF FAF APPROVED A CHANGE IN THE FUND'S FISCAL YEAR END FROM JULY 31 TO NOVEMBER 30, EFFECTIVE NOVEMBER 30,1997. (6) FOR THE PERIOD ENDED JULY 31.

(7) COMMENCED OPERATIONS ON JANUARY 9, 1995. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

                                                                                          RATIO OF
                                                                       RATIO OF NET    EXPENSES TO
       NET ASSET                                          RATIO OF       INVESTMENT        AVERAGE
           VALUE                        NET ASSETS     EXPENSES TO        INCOME TO     NET ASSETS
          END OF                            END OF         AVERAGE          AVERAGE     (EXCLUDING
          PERIOD     TOTAL RETURN     PERIOD (000)      NET ASSETS       NET ASSETS       WAIVERS)
----------------   --------------   --------------   -------------   --------------   ------------
 $    1.00               5.14%         $  897,797         0.45%            5.03%           0.53%
      1.00               5.15             317,392         0.45             5.00            0.55
      1.00               3.83+            117,171         0.45             5.50            0.55
 $    1.00               5.20%         $  946,196         0.45%            5.07%           0.52%
      1.00               5.24             777,594         0.45             5.10            0.54
      1.00               5.55             551,286         0.45             5.44            0.60
      1.00               3.48             455,869         0.45             3.61            0.61
      1.00               2.87             237,331         0.45             2.83            0.65
      1.00               3.85             93,770          0.45             3.71            0.64
      1.00               6.22             72,824          0.45             5.90            0.68
      1.00               4.56+            29,704          0.45             7.60            0.98
 $    1.00               5.32%        $3,615,873          0.45%            5.19%           0.52%
      1.00               5.34          3,166,213          0.45             5.20            0.54
      1.00               5.64          2,911,055          0.45             5.53            0.60
      1.00               3.56          1,307,347          0.45             3.58            0.60
      1.00               3.02            682,988          0.45             2.97            0.62
      1.00               4.02            203,765          0.45             3.90            0.59
      1.00               6.60            193,650          0.45             6.43            0.57
      1.00               4.73+           239,231          0.45             7.90            0.55
 $    1.00               1.08%+        $  10,703          0.64%            3.09%           0.97%
      1.00               3.17              9,137          0.48             3.13            0.83
      1.00               3.22              3,895          0.41             2.92            0.79
      1.00              1.88+              1,264          0.59             3.38            0.94
 ---------              -----         ----------          ----             ----            ----

    THE FUNDS


    FAF is an open-end management investment company which offers its shares in four different mutual funds, each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAF Fund through separate classes that provide for variations in shareholder servicing fees, distribution costs, voting rights and dividends. Except for these differences among classes, each share of each FAF Fund represents an undivided proportionate interest in that Fund. FAF is incorporated under the laws of the State of Minnesota, and its principal offices are located at Oaks, Pennsylvania 19456.


    This Prospectus relates only to the Class Y Shares of the Funds named on the cover hereof. Information regarding the Class D Shares of the Funds, the Class A Shares of the Funds and the Class B Shares of Prime Obligations Fund is contained in separate prospectuses that may be obtained from FAF's Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling (800) 637-2548. The Board of Directors of FAF may authorize additional series or classes of common stock in the future.





    INVESTMENT OBJECTIVES AND POLICIES


    This section describes the investment objectives and policies of the Funds. There is no assurance that any of these objectives will be achieved. A Fund's investment objective may not be changed without an affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of such Fund.


    ---------------------------------------------------------------------------
    TREASURY OBLIGATIONS FUND


    As a fundamental investment objective, Treasury Obligations Fund seeks to achieve maximum current income consistent with the preservation of capital and maintenance of liquidity. In seeking to achieve its investment objective, Treasury Obligations Fund invests in United States Treasury obligations maturing within 397 days or less as determined pursuant to Rule 2a-7 under the 1940 Act and repurchase agreements relating to such securities. The Fund may also purchase such securities on a when-issued or delayed delivery basis and lend securities from its portfolio. For a discussion of these securities and techniques, see "Investment Restrictions and Techniques" below.


    ---------------------------------------------------------------------------
    GOVERNMENT OBLIGATIONS FUND


    As a fundamental investment objective, Government Obligations Fund seeks to achieve maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. In seeking to achieve its investment objective, Government Obligations Fund invests exclusively in United States Government securities maturing within 397 days as determined pursuant to Rule 2a-7 under the 1940 Act, and in repurchase agreements relating to such securities. The Fund may also purchase such securities on a when-issued or delayed delivery basis and lend securities from its portfolio. For a discussion of these securities and techniques, see "Investment Restrictions and Techniques" below.


    ---------------------------------------------------------------------------
    PRIME OBLIGATIONS FUND


    As a fundamental investment objective, Prime Obligations Fund seeks to achieve maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. In seeking to achieve its investment objective, Prime Obligations Fund invests in money market instruments, including marketable securities issued or guaranteed by the United States Government or its agencies or instrumentalities; United States dollar-denominated obligations (including bankers' acceptances, time deposits, and certificates of deposit, including variable rate certificates of deposit) of banks (including commercial banks, savings banks, and savings and loan associations) organized under the laws of the United States or any state, foreign banks, United

    States branches of foreign banks, and foreign branches of United States banks, if such banks have total assets of not less than $500 million; and certain corporate and other obligations, including high grade commercial paper, non-convertible corporate debt securities, and loan participation interests with no more than 397 days remaining to maturity as determined pursuant to Rule 2a-7 under the 1940 Act. For more information on these types of securities, see "Investment Restrictions and Techniques" below.

    Prime Obligations Fund may also (i) engage in repurchase agreements with respect to any of its portfolio securities, (ii) purchase credit enhancement agreements to enhance the creditworthiness of its portfolio securities, (iii) lend securities from its portfolio or (iv) purchase the securities described above on a when-issued or delayed delivery basis. For more information on these techniques, see "Investment Restrictions and Techniques" below.

    The Fund may invest (i) up to 25% of its total assets in dollar-denominated obligations of United States branches of foreign banks which are subject to the same regulation as United States banks and (ii) up to 25% of its total assets collectively in dollar-denominated obligations of foreign branches of domestic banks, foreign banks and foreign corporations. The Fund may invest in United States dollar-denominated obligations of foreign corporations if the obligations satisfy the same quality standards set forth above for domestic corporations. See "Investment Restrictions and Techniques" for a discussion of the risks relating to investments in such securities.


    ---------------------------------------------------------------------------
    TAX FREE OBLIGATIONS FUND


    As a fundamental investment objective, Tax Free Obligations Fund seeks to achieve maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity. In seeking to achieve this objective and as a fundamental policy, the Fund invests at least 80% of its total assets in municipal obligations, the income from which is exempt from federal income tax. In addition, the Fund may invest up to 20% of its total assets in municipal obligations, the income from which is an item of tax preference for purposes of the federal alternative minimum tax. For more information on these types of securities, see "Investment Restrictions and Techniques -- Municipal Obligations" below.


    The Fund may also (i) engage in repurchase agreements with respect to any of its portfolio securities, (ii) purchase credit enhancement agreements to enhance the creditworthiness of its portfolio securities, (iii) lend securities from its portfolio, (iv) purchase the securities described above on a when-issued or delayed delivery basis, (v) purchase put options with respect to its portfolio securities and (vi) invest in variable or floating rate obligations. See "Investment Restrictions and Techniques" below.


    The Fund may invest up to 20% of its total assets collectively in taxable money market securities including marketable securities issued or guaranteed by the United States Government or its agencies or instrumentalities; certain United States dollar denominated obligations (including bankers' acceptances and certificates of deposit, including variable rate certificates of deposit) of banks (including commercial banks, savings banks, and savings and loan associations) organized under the laws of the United States or any state, foreign banks, United States branches of foreign banks, if such banks have total assets of not less than $500 million; and certain corporate and other obligations, including high grade commercial paper, non-convertible corporate debt securities, and loan participation interests with no more than 397 days remaining to maturity as determined pursuant to Rule 2a-7 under the 1940 Act. In addition, the Fund's engagement in lending portfolio securities and in purchasing put options with respect to its portfolio securities may result in taxable income. For defensive purposes, the Fund may temporarily invest more than 20% (up to 100%) of the value of its total assets in taxable money market securities and certain tax-exempt securities, the income on which is an item of tax preference for purposes of the federal alternative minimum tax when, in the opinion of the Advisor, it is advisable to do so in light of prevailing market and economic conditions for purposes of preserving liquidity or capital. See "Investment Restrictions and Techniques" for a discussion of the risks relating to investments in such securities.


    ---------------------------------------------------------------------------

    RISKS TO CONSIDER


    An investment in any of the Funds involves certain risks. These include the following:


    INTEREST RATE RISK. Interest rate risk is the risk that the value of municipal obligations and certain other fixed income obligations held by a Fund will decline due to changes in market interest rates. Because certain of the Funds invest in such obligations, they are subject to interest rate risk. In general, when interest rates rise, the value of municipal obligations and certain other fixed income obligations declines. Conversely, when interest rates decline, the value of municipal obligations and certain other fixed income obligations generally increases. Thus, shareholders in the applicable Funds bear the risk that increases in market interest rates will cause the value of their Fund's portfolio investments to decline.


    CREDIT RISK. Credit risk is the risk that the issuer of municipal obligations and other fixed income obligations will fail to make payments on the obligation when due. Because the Funds invest in municipal obligations and other fixed income obligations, they are subject to credit risk.


    As described under "Special Investment Methods -- Municipal Obligations," the revenue bonds and municipal lease obligations in which Tax Free Obligations Fund invest may entail greater credit risk than the general obligation bonds in which it invests. This is the case because revenue bonds generally are not backed by the faith, credit or general taxing power of the issuing governmental entity. Investors also should note that even general obligation bonds of the states and their political subdivisions are not free from the risk of default.

    POLITICAL AND ECONOMIC CONDITIONS. The value of municipal obligations owned by Tax Free Obligations Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect tax-exempt obligations include a change in the local, state or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes and other developments generally affecting the revenues of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). The value of certain municipal obligations may also be adversely affected by the enactment of changes to certain federal or state income tax laws, including, but not limited to, income tax rate reductions or the imposition of a flat tax.


    YEAR 2000. Like other mutual funds, financial and business organizations, the Funds could be adversely affected if the computer systems used by the Advisor, the Administrator and other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 issue." The Funds have undertaken a Year 2000 program that is believed by the Advisor to be reasonably designed to assess and monitor the steps being taken by the Funds' service providers to address the Year 2000 issue with respect to the computer systems they use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.





    MANAGEMENT OF THE FUNDS

    The Board of Directors of FAF has the primary responsibility for overseeing the overall management and electing other officers of FAF. Subject to the overall direction and supervision of the Board of Directors, the Advisor acts as investment advisor for and manages the investment portfolios of FAF.



    ---------------------------------------------------------------------------

    INVESTMENT ADVISOR


    U.S. Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55402, acts as the Funds' investment advisor through its First American Asset Management group. The Advisor provides the Funds with investment research and portfolio management. The Advisor has acted as an investment advisor to FAF since its inception in 1982 and has acted as an investment advisor to First American Investment Funds, Inc. since 1987 and to First American Strategy Funds, Inc. since 1996. As of September 30, 1997, the Advisor was managing accounts with an aggregate value of approximately $55 billion, including mutual fund assets of approximately $20 billion. U.S. Bancorp, 601 Second Avenue South, Minneapolis, Minnesota 55480, is the holding company for the Advisor.

    Each of the Funds pays the Advisor a monthly fee equal, on an annual basis, to 0.40% of the Fund's average daily net assets. The Advisor may, at its option, waive any or all of its fees, or reimburse expenses, with respect to one or more of the Funds from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time except Treasury Obligations Fund, Prime Obligations Fund and Tax Free Obligations Fund have agreed to maintain current waivers in effect through September 30, 1998. The Advisor also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering each Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.



    The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling, or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring, or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisors to registered investment companies, subject to a number of terms and conditions.


    Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, FAF has received an opinion from its counsel that the Advisor is not prohibited from performing the investment advisory services described above, and that certain broker-dealers affiliated with the Advisor are not prohibited from serving as a Participating Institution as described herein. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Advisor and certain affiliated broker-dealers might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and shareholders would not suffer adverse financial consequences.



    ---------------------------------------------------------------------------
    PORTFOLIO MANAGERS



    JOSEPH M. ULREY III is portfolio co-manager for each of the Funds. He is a member of the Advisor's asset allocation committee. He joined the Advisor in 1991 and has 16 years of investment industry experience. Prior to joining the Advisor, Mr. Ulrey spent 10 years overseeing various functions in the Treasury and Finance Divisions of U.S. Bancorp. Mr. Ulrey received his bachelor's degree in mathematics/economics from Macalester College and his master's degree in business administration from the University of Chicago.

    JAMES D. PALMER is portfolio co-manager for each of the Funds. He joined the Advisor in 1992, and has over seven years of investment industry experience. Prior to joining the Advisor, Mr. Palmer was a securities lending trader and senior master trust accountant with U.S. Bank Trust National Association. Mr. Palmer received his bachelor's degree from the University of Wisconsin -- LaCrosse and his master's degree in business administration from the University of Minnesota.


    ---------------------------------------------------------------------------
    CUSTODIAN



    The Custodian of the Funds' assets is U.S. Bank National Association (the "Custodian"), U.S. Bank Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of U.S. Bancorp. As compensation for its services to the Funds, the Custodian is paid 0.03% of each Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred in providing services to the Funds.


    ---------------------------------------------------------------------------
    ADMINISTRATOR


    The administrator for the Funds is SEI Investments Management Corporation, Oaks, Pennsylvania 19456. The Administrator, a wholly-owned subsidiary of SEI Investments Company, provides the Funds with certain administrative personnel and services necessary to operate the Funds. Such services include shareholder servicing and certain legal and accounting services. The Administrator provides these personnel and services for compensation at an annual rate equal to 0.07% of each Fund's average daily net assets, provided that to the extent that the aggregate net assets of all First American Funds exceed $8 billion, the percentage stated above is reduced to 0.055%. U.S. Bank assists the Administrator and provides sub-administrative services for the Funds. For these services, the Administrator compensates the sub-administrator at an annual rate of up to 0.05% of each Fund's average daily net assets.

    ---------------------------------------------------------------------------
    TRANSFER AGENT


    DST Systems, Inc. serves as the transfer agent (the "Transfer Agent") and dividend disbursing agent for the Funds. The address of the Transfer Agent is 330 West Ninth Street, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Advisor.



    DISTRIBUTOR


    SEI Investments Distribution Co. is the principal distributor for shares of the Funds. The Distributor, which is not affiliated with the Advisor, is a Pennsylvania corporation organized on July 20, 1981, and is the principal distributor for a number of investment companies. The Distributor is a wholly-owned subsidiary of SEI Investments Company and is located at Oaks, Pennsylvania 19456.

    The Distributor, the Administrator and the Advisor may in their discretion use their own assets to pay for certain costs of distributing Fund shares. Any arrangement to pay such additional costs may be commenced or discontinued by any of these persons at any time. The Distributor may engage securities dealers, financial institutions (including, without limitation, banks), and other industry professionals (the "Participating Institutions") to perform share distribution and shareholder support services for the Funds. U.S. Bancorp Investments, Inc. ("USBI") and U.S. Bancorp Piper Jaffray Inc. ("Piper"), broker-dealers affiliated with the Advisor, are Participating Institutions. The Advisor currently pays USBI and Piper each up to 0.25% of the portion of each Fund's average daily net assets attributable to Class Y Shares for which USBI and Piper are respectively responsible in connection with USBI's and Piper's distribution of shares and/or provision of shareholder support services.


    The investment company shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

   PORTFOLIO TRANSACTIONS


    The Funds anticipate being as fully invested as practicable in debt securities. Most of the Funds' portfolio transactions are effected with dealers at a spread or markup. The dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation. The Funds may authorize the Advisor to place brokerage orders with some brokers who help distribute the Funds' shares, if the Advisor reasonably believes that the commission and transaction quality are comparable to that available from other qualified brokers. Because the Advisor trades a large number of securities, dealers generally are willing to work with the Advisor on a more favorable spread to the Funds than would be possible for most individual investors.


    A greater spread may be paid to those firms that provide research services. The Advisor may use this research information in managing the Funds' assets. The Advisor uses its best efforts to obtain execution of the Funds' portfolio transactions at spreads which are reasonable in relation to the benefits received.






    PURCHASES AND REDEMPTIONS OF SHARES
    ---------------------------------------------------------------------------
    SHARE PURCHASES AND REDEMPTIONS



    Shares are sold and redeemed on days on which both the New York Stock Exchange and federally-chartered banks are open for business ("Business Days"). Payment for Class Y Shares may be made only by wire. All information needed will be taken over the telephone and the order will be considered placed when the Custodian receives payment by wire. Federal funds should be wired as follows: U.S. Bank National Association, Minneapolis, Minnesota; ABA Number 091000022; For Credit To: DST Systems, Inc.; Account Number 160234580266; For Further Credit To: (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed or federally-chartered banks are closed. Shares may be purchased through a financial institution which has a sales agreement with the Distributor. Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing. Purchase orders for Treasury Obligations Fund, Government Obligations Fund and Prime Obligations Fund must be transmitted to and received by such Funds by 2:00 p.m. Central time and purchase orders for Tax Free Obligations Fund must be transmitted to and received by the Fund by 11:30 a.m. Central time in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.

    Purchase orders will be effective and eligible to receive dividends declared the same day if the Transfer Agent receives an order before the time specified above, and the Custodian receives Federal funds before the close of business that day. Otherwise, the purchase order will be effective the next Business Day. The purchase price is the net asset value per share, which is expected to remain constant at $1.00, next determined after the purchase order is effective. The net asset value per share is calculated as of the close of normal trading on the New York Stock Exchange (3:00 p.m. Central time) each Business Day based on the amortized cost method. The Funds reserve the right to reject a purchase order when the Transfer Agent determines that it is not in the best interest of the Fund and/or shareholder(s) to accept such purchase order.



    The Funds are required to redeem for cash all full and fractional shares of the Funds. The redemption price is the net asset value per share of the Funds (normally $1.00 per share) next determined after receipt by the Transfer Agent of the redemption order.


    Redemption requests for Treasury Obligations Fund, Government Obligations Fund and Prime Obligations Fund may be made any time before 2:00 p.m. Central time and redemption requests for Tax Free Obligations Fund may be made any time before 11:30 a.m. Central time, if redeeming directly through the Funds, or by the time specified by the financial institution if redeeming through a financial institution, in order to receive that day's redemption price. For redemption requests received before such times, payment will be made the same day by transfer of Federal funds. Otherwise, payment will be made on the next Business Day. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective.


    ---------------------------------------------------------------------------
    WHAT SHARES COST


    Class Y Shares of the Funds are sold and redeemed at their net asset value next determined after an order is received and accepted by the applicable Fund. There is no sales charge imposed on Class Y Shares by the Funds. The term "net asset value per share" or "NAV" refers to the worth or price of one share. NAV is computed by adding the value of a Fund's securities plus cash and other assets, deducting liabilities, and then dividing the result by the number of shares outstanding.


    Securities in each Fund's portfolio are valued on the basis of amortized cost. This means valuation assumes a steady rate of payment from the date of purchase until maturity instead of looking at actual changes in market value. The Funds' other assets are valued by a method which the Board of Directors believes would accurately reflect fair value.

    ---------------------------------------------------------------------------
    DETERMINING NET ASSET VALUE


    The net asset value is determined as of the close of normal trading on the New York Stock Exchange (3:00 p.m. Central time) Monday through Friday, except on (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received and (iii) days on which the New York Stock Exchange or federally-chartered banks are closed including, but not limited to, the following federal holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In addition, the net asset value will not be calculated on Good Friday.


    ---------------------------------------------------------------------------
    EXCHANGING SECURITIES FOR FUND SHARES


    A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval of such Fund and a determination by that Fund and the Advisor that the securities to be exchanged are acceptable. Securities accepted by a Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of the Fund shares on the day the securities are valued.


    ---------------------------------------------------------------------------
    CERTIFICATES AND CONFIRMATIONS

    The Transfer Agent for the Funds maintains a share account for each shareholder of record. Share certificates are not issued by the Funds. Confirmations of each purchase and redemption are sent to each shareholder. In addition, monthly confirmations are sent to report all transactions and dividends paid during that month.

    ---------------------------------------------------------------------------
    DIVIDENDS


    Dividends are declared daily and paid monthly. Shares of Treasury Obligations Fund, Government Obligations Fund and Prime Obligations Fund purchased through the Funds by wire before 2:00 p.m. Central time and shares of Tax Free Obligations Fund purchased through the Fund by wire before 11:30 a.m. Central time begin earning dividends that day. Dividends are automatically reinvested in additional shares of the Funds unless cash payments are requested by contacting the Funds. Whether dividends are paid in cash or are reinvested in additional shares, they will be taxable as ordinary income under the Internal Revenue Code of 1986, as amended (the "Code").

    The amount of dividends payable on Class Y Shares generally will be more than the dividends payable on the Class A, Class B and Class D Shares because Class Y Shares are not charged a distribution, shareholder servicing, transfer agent and/or dividend disbursing fee.



    ---------------------------------------------------------------------------
    CAPITAL GAINS


    The Funds do not expect to incur any capital gains or losses. If, for some extraordinary reason, the Funds realize net long-term capital gains, they will distribute them at least once every 12 months.


    ---------------------------------------------------------------------------
    EXCHANGE PRIVILEGE



    Shareholders may exchange Class Y Shares of a Fund at net asset value for currently available Class Y Shares of another fund or other funds in the First American family of funds at net asset value. There is currently no fee for this service and the Funds do not currently contemplate establishing such a charge, although they reserve the right to do so.




    The ability to exchange shares of the Funds does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. An investor who is considering acquiring shares in another First American fund pursuant to the exchange privilege should obtain and carefully read a prospectus of the fund to be acquired. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent or financial institution.


    Written exchange requests must be signed exactly as shown on the authorization form. None of the Funds, the Distributor, the Transfer Agent, any shareholder servicing agent, nor any financial institution will be responsible for further verification of the authenticity of the exchange instructions.

    Telephone exchange instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Transfer Agent, shareholder servicing agent or financial institution. Shares may be exchanged between two funds by telephone only if funds have identical shareholder registrations.


    Telephone exchange instructions may be recorded and will be binding upon the shareholder. Telephone instructions must be received by the Transfer Agent before 2:00 p.m. Central time (for Treasury Obligations Fund, Government Obligations Fund and Prime Obligations Fund) and before 11:30 a.m. Central time (for Tax Free Obligations Fund), or by a shareholder's shareholder servicing agent or financial institution by the time specified by it, in order for shares to be exchanged the same day. Neither the Transfer Agent nor the Funds will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures.


    Shareholders of a Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his or her broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to DST Systems, Inc., 330 West Ninth Street, Kansas City, Missouri 64105. The exchange privilege should not be used to take advantage of short-term swings in the securities markets. The Funds reserve the right to limit or terminate exchange privileges as to any shareholder who makes exchanges more than four times a year (other than through periodic investment programs). The Funds may modify or revoke the exchange privilege for all shareholders upon 60 days' prior written notice or without notice in times of drastic economic or market changes.


    There are currently no additional fees or charges for the exchange service and the Funds do not contemplate establishing such fees or charges, but they reserve the right to do so. Shareholders will be notified of the imposition of any additional fees or charges.





    TAXES


    The Funds will distribute all of their net income to shareholders. Dividends paid by Treasury Obligations Fund, Government Obligations Fund and Prime Obligations Fund will be taxable as ordinary income to shareholders, whether reinvested or received in cash.


    Tax Free Obligations Fund intends to take all actions required under the Code to ensure that it may pay "exempt-interest dividends." If the Fund meets these requirements, distributions of net interest income from tax-exempt obligations that are designated by the Fund as exempt-interest dividends will be excludable from gross income of the Fund's shareholders. Distributions paid from other interest income will be taxable to shareholders as ordinary income.



    For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax, if any, exceeds a taxpayer's regular income tax liability (with certain adjustments).



    Liability for AMT will depend upon each shareholder's tax situation. Exempt-interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986, to finance certain private activities, will be treated as an item of tax preference that is included in alternative minimum taxable income for purposes of calculating the AMT for all taxpayers. Tax Free Obligations Fund may invest up to 20% of its total assets in securities, the interest on which is treated as an item of tax preference that is included in alternative minimum taxable income for purposes of calculating the AMT. Also, a portion of all other tax-exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings and earnings and profits for purposes of determining the federal corporate alternative minimum tax and the branch profits tax imposed on foreign corporations under Section 884 of the Code. Each shareholder is advised to consult his or her tax advisor with respect to the possible effects of such tax preference items.



    For a more detailed discussion of the taxation of the Funds and the tax consequences of an investment in the Funds, see "Taxes" in the Statement of Additional Information.





    FUND SHARES

    Each share of the Funds is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.


    Each share of the Funds has one vote. On some issues, such as the election of directors, all shares of all FAF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or class, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class.


    The Bylaws of FAF provide that annual shareholders' meetings are not required and that meetings of shareholders need be held only with such frequency as required under Minnesota law and the 1940 Act.

    CALCULATION OF PERFORMANCE DATA

    From time to time a Fund may advertise its "yield" and "effective yield" and, in the case of Tax Free Obligations Fund, "tax equivalent yield" in advertisements or in reports or other communications with shareholders. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

    "Tax equivalent yield" is that yield which a taxable investment must generate in order to equal a Fund's yield for an investor in a stated federal or combined federal/state income tax bracket (normally assumed to be the maximum tax rate or combined rate). "Tax equivalent yield" is computed by dividing that portion of the yield which is tax-exempt by one minus the stated income tax rate, and adding the resulting amount to that portion, if any, of the yield which is not tax-exempt.

    Advertisements and other sales literature for a Fund may refer to the Fund's "cumulative total return" and "average annual total return." Total return is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming dividend distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results.



    Performance quotations are computed separately for Class A, Class B, Class Y and Class D Shares of each Fund. The performance of each class of shares will differ due to the varying levels of distribution fees, shareholder service, transfer agent and/or dividend disbursing fees applicable to each class.






    INVESTMENT RESTRICTIONS AND TECHNIQUES
    ---------------------------------------------------------------------------
    GENERAL RESTRICTIONS


    The Funds are subject to the investment restrictions of Rule 2a-7 under the 1940 Act in addition to their other policies and restrictions discussed below. Pursuant to Rule 2a-7, each Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain an average weighted maturity of not more than 90 days. Under Rule 2a-7, securities which are subject to certain types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by each Fund be limited to United States dollar-

    denominated investments that (a) present "minimal credit risk" and (b) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). It is the responsibility of the Advisor to determine that the Funds' investments present only "minimal credit risk" and are Eligible Securities. The Board of Directors of FAF has established written guidelines and procedures for the Advisor and oversees the Advisor's determination that the

    Funds' portfolio securities present only "minimal credit risk" and are Eligible Securities.


    Rule 2a-7 requires, among other things, that each Fund may not invest, other than in United States "Government Securities" (as defined in the 1940 Act), more than 5% of its total assets in securities issued by the issuer of the security; provided, that the Fund may invest in First Tier Securities (as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof provided that the Fund may not make more than one such investment at any time. Rule 2a-7 also requires that each Fund may not invest, other than in United States Government securities, (a) more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and (b) more than the greater of 1% of its total assets or $1,000,000 in Second Tier Securities of any one issuer.


    In order to provide shareholders with full liquidity, the Funds have implemented the following practices to maintain a constant price of $1.00 per share: limiting the portfolio's dollar-weighted average maturity to 90 days or less and buying securities which mature within 397 days from the date of acquisition as determined pursuant to Rule 2a-7 under the 1940 Act. The Funds cannot guarantee a $1.00 share price but these practices help to minimize any price fluctuations that might result from rising or declining interest rates. All money market instruments, including United States Government securities, can change in value when interest rates or an issuer's creditworthiness changes. The value of the securities in each Fund's portfolios can be expected to vary inversely with changes in prevailing interest rates, with the amount of such variation depending primarily upon the period of time remaining to maturity of the security. If the security is held to maturity, no gain or loss will be realized as a result of interest rate fluctuations.



    As a fundamental policy of Prime Obligations Fund and Government Obligations Fund, and a non-fundamental policy of Treasury Obligations Fund and Tax Free Obligations Fund, each Fund will not purchase a security if, as a result, more than 10% of its net assets would be in illiquid assets including time deposits and repurchase agreements maturing in more than seven days. As a fundamental policy of Treasury Obligations Fund, Prime Obligations Fund and Tax Free Obligations Fund, such Funds will not purchase a security if, as a result, 25% or more of its assets would be in any single industry, except that there is no limitation on the purchase of obligations of domestic commercial banks (excluding, for this purpose, foreign branches of domestic commercial banks). The foregoing limitation does not apply to obligations issued or guaranteed by the United States or its agencies or instrumentalities.



    Unless otherwise stated, the policies described above in this section and under "Investment Objectives and Policies" for each Fund are non-fundamental and may be changed by a vote of the Board of Directors. The Funds have adopted certain other investment restrictions, which are set forth in detail in the Statement of Additional Information. These restrictions are fundamental and may not be changed without the approval of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of the Funds.



    If a percentage limitation under this section or "Investment Objectives and Policies" or under "Investment Restrictions" in the Statement of Additional Information, is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitations on illiquid investments and borrowing.



    The securities in which the Funds invest may not yield as high a level of current income as longer term or lower grade securities. These other securities may have less stability of principal, be less liquid, and fluctuate more in value than the securities in which the Funds invest. All securities in each Fund's portfolio are purchased with and payable in United States dollars.

    ---------------------------------------------------------------------------
    MUNICIPAL OBLIGATIONS


    As described under "Investment Objectives and Policies," Tax Free Obligations Fund invests principally in municipal obligations such as municipal bonds and other debt obligations. These municipal bonds and debt obligations are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" as used in this Prospectus includes short-term municipal notes and other commercial paper issued by the states and their political subdivisions.


    The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.


    Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of the issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Fund may invest.


    Tax Free Obligations Fund's investment in municipal bonds and other debt obligations that are purchased from financial institutions such as commercial and investment banks, savings associations and insurance companies may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax.


    In addition, Tax Free Obligations Fund may invest in other federal income tax-free securities such as (i) tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues, (ii) bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds, (iii) variable and floating rate obligations, including variable rate demand notes and
    (iv) participation, trust and partnership interests in any of the foregoing obligations.


    ---------------------------------------------------------------------------
    LOAN PARTICIPATIONS; SECTION 4(2) AND RULE 144A SECURITIES

    Prime Obligations Fund and Tax Free Obligations Fund may invest in loan participation interests. A loan participation interest represents a pro rata undivided interest in an underlying bank loan. Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest (for example, a Fund) generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. Loan participation interests that can be sold within a seven-day period are deemed by the Advisor to be liquid investments. If a loan participation interest is restricted from being sold within a seven-day period, then Prime Obligations Fund (as a fundamental policy) and Tax Free Obligations Fund (as a non-fundamental policy) will be limited, together with other illiquid investments, to not more than 10% of the applicable Fund's net assets. Commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and corporate obligations qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 that meet the criteria for liquidity established by the Board of Directors are considered liquid. Consequently, Prime Obligations Fund and Tax Free Obligations Fund do not intend to subject such securities to the limitation applicable to restricted securities. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.


    ---------------------------------------------------------------------------
    SECURITIES OF FOREIGN BANKS AND BRANCHES


    Because the portfolios of Prime Obligations Fund and Tax Free Obligations Fund may contain securities of foreign branches of domestic banks, foreign banks, and United States branches of foreign banks, such Funds may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of United States banks. These risks may include future unfavorable political and economic developments and possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by such Funds. Additionally, there may be less public information available about foreign banks and their branches. The Advisor carefully considers these factors when making investments. The Funds have agreed that, in connection with investment in securities issued by foreign banks, United States branches of foreign banks, and foreign branches of domestic banks, consideration will be given to the domestic marketability of such securities in light of these factors.



    ---------------------------------------------------------------------------
    UNITED STATES GOVERNMENT SECURITIES



    Each Fund may invest in direct obligations of the United States Treasury such as United States Treasury bonds, notes, and bills. The Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. In addition to Treasury securities, Government Obligations Fund, Prime Obligations Fund and Tax Free Obligations Fund may invest in securities, such as notes, bonds, and discount notes which are issued or guaranteed by agencies of the United States Government and various instrumentalities which have been established or sponsored by the United States Government. Except for United States Treasury securities, these United States Government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Advisor considers securities guaranteed by an irrevocable letter of credit issued by a government agency to be guaranteed by that agency.


    United States Treasury obligations include bills, notes and bonds issued by the United States Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying United States Treasury obligations. A Fund's investments in STRIPS will be limited to components with maturities of less than 397 days and a Fund will not actively trade such components.


    ---------------------------------------------------------------------------
    REPURCHASE AGREEMENTS



    Each Fund may engage in repurchase agreements with respect to any of its portfolio securities. In a repurchase agreement, a Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a mutually agreed upon time and price. Each Fund may engage in repurchase agreements with any member bank of the Federal Reserve System or dealer in United States Government securities. Repurchase agreements usually are for short periods, such as under one week, not to exceed 30 days. In all cases, the Advisor must be satisfied with the creditworthiness of the other party to the agreement before entering a repurchase agreement. In the event of bankruptcy of the other party to a repurchase agreement, a Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Fund purchased may have decreased, the Fund could experience a loss.


    ---------------------------------------------------------------------------
    CREDIT ENHANCEMENT AGREEMENTS



    Prime Obligations Fund and Tax Free Obligations Fund may arrange for guarantees, letters of credit, or other forms of credit enhancement agreements (collectively, "Guarantees") for the purpose of further securing the payment of principal and/or interest on such Funds' investment securities. Although each investment security, at the time it is purchased, must meet such Funds' creditworthiness criteria, Guarantees sometimes are purchased from banks and other institutions (collectively, "Guarantors") when the Advisor, through yield and credit analysis, deems that credit enhancement of certain of such Funds' securities is advisable. As a non-fundamental policy, Prime Obligations Fund and Tax Free Obligations Fund will limit the value of all investment securities issued or guaranteed by each Guarantor to not more than 10% of the value of such Fund's total assets.



    ---------------------------------------------------------------------------
    PUT OPTIONS


    Tax Free Obligations Fund may purchase tax-exempt securities which provide for the right to resell them to the issuer, a bank or a broker-dealer at a specified price within a specified period of time prior to the maturity date of such obligations. Such a right to resell, which is commonly known as a "put," may be sold, transferred or assigned only with the underlying security or securities. The Fund may pay a higher price for a tax-exempt security with a put than would be paid for the same security without a put. The primary purpose of purchasing such securities with puts is to permit the Fund to be as fully invested as practicable in tax-exempt securities while at the same time providing the Fund with appropriate liquidity.


    ---------------------------------------------------------------------------
    VARIABLE AND FLOATING RATE OBLIGATIONS


    Certain of the obligations in which Tax Free Obligations Fund may invest may be variable or floating rate obligations in which the interest rate is adjusted either at predesignated periodic intervals

    (variable rate) or when there is a change in the index rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice. Variable or floating rate instruments with a demand feature enable the Fund to purchase instruments with a stated maturity in excess of 397 calendar days. The Fund determines the maturity of variable or floating rate instruments in accordance with SEC rules which allow the Fund to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.



    ---------------------------------------------------------------------------
    LENDING OF PORTFOLIO SECURITIES



    In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. If the Funds engage in securities lending, distributions paid to shareholders from the resulting income will not be excludable from a shareholder's gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to an affiliate of the Advisor) in connection with these loans which, in the case of U.S. Bank, are 40% of the Funds' income from such securities lending transactions.



    ---------------------------------------------------------------------------
    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

    Each Fund may purchase securities on a when-issued or delayed delivery basis. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the Fund during the period prior to settlement. At the time a Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. Each Fund will also establish a segregated account with its Custodian in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. A Fund will not purchase securities on a when-issued or delayed delivery basis if, as a result thereof, more than 15% of that Fund's net assets would be so invested.


    ---------------------------------------------------------------------------
    MONEY MARKET FUNDS



    Each of the Funds may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the investing Fund. The money market funds in which a Fund may invest include other money market funds advised by the Advisor. Investments by a Fund in such other money market funds advised by the Advisor are subject to restrictions contained in an exemptive order issued by the SEC.

   INFORMATION CONCERNING
   COMPENSATION PAID TO
   U.S. BANK NATIONAL
   ASSOCIATION AND
   OTHER AFFILIATES


    U.S. Bank National Association and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") and other trust and agency accounts that invest in the Funds. These U.S. Bancorp affiliates may receive compensation from the Funds for the services they provide to the Funds, as described more fully in the following sections of this Prospectus:


    Investment advisory services -- see "Management of the Funds-Investment Advisor"



    Custodian services -- see "Management of the Funds-Custodian"


    Sub-administration -- see "Management of the Funds-Administrator"


    Shareholder servicing -- see "Distributor"


    Securities lending -- see "Investment Restrictions and Techniques-Lending of Portfolio Securities"

FIRST AMERICAN FUNDS, INC.
Oaks, Pennsylvania 19456

Investment Advisor
U.S. BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

Custodian
U.S. BANK NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

Distributor
SEI INVESTMENTS DISTRIBUTION CO.
Oaks, Pennsylvania 19456

Administrator
SEI INVESTMENTS MANAGEMENT CORPORATION
Oaks, Pennsylvania 19456

Transfer Agent
DST SYSTEMS, INC.
330 West Ninth Street
Kansas City, Missouri 64105

Independent Auditors
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

Counsel
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402




FAF-1902 (5/98) I

JANUARY 31, 1998 AS SUPPLEMENTED ON MAY 15, 1998



MONEY MARKET FUNDS

CLASS D SHARES


Treasury Obligations Fund
Government Obligations Fund
Prime Obligations Fund
Tax Free Obligations Fund




     FIRST AMERICAN FUNDS, INC.
PROSPECTUS





[LOGO] FIRST AMERICAN
           THE POWER OF DISCIPLINED INVESTING(R)

    TABLE OF CONTENTS



Summary                                   2
 ............................................
Fees and Expenses                         3
 ............................................
Financial Highlights                      4
 ............................................
The Funds                                 6
 ............................................
Investment Objectives and Policies        6
 ............................................
Management of the Funds                   8
 ............................................
Distributor                              10
 ............................................
Portfolio Transactions                   11
 ............................................
Purchases and Redemptions of Shares      11
 ............................................
Taxes                                    13
 ............................................
Fund Shares                              13
 ............................................
Calculation of Performance Data          14
 ............................................
Investment Restrictions and Techniques   14
 ............................................
Information Concerning Compensation Paid
to U.S. Bank National Association and
Other Affiliates                         20
 ............................................

FIRST AMERICAN FUNDS, INC.


   CLASS D SHARES PROSPECTUS


    The shares described in this Prospectus represent interests in First American Funds, Inc., which consists of mutual funds with four different investment portfolios and objectives. This Prospectus relates to the Class D Shares of the following funds (the "Funds"):


     * TREASURY OBLIGATIONS FUND


     * GOVERNMENT OBLIGATIONS FUND


     * PRIME OBLIGATIONS FUND


     * TAX FREE OBLIGATIONS FUND


    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, INCLUDING U.S. BANK NATIONAL ASSOCIATION OR ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


    This Prospectus sets forth concisely information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.



    A Statement of Additional Information dated January 31, 1998 as supplemented on May 4, 1998 and May 15, 1998 for the Funds has been filed with the Securities and Exchange Commission ("SEC") and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Investments Distribution Co., Oaks, Pennsylvania 19456. The SEC maintains a World Wide Web site that contains reports and information regarding issuers that file electronically with the SEC. The address of such site is "http://www.sec.gov."



    AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, AND THERE IS NO ASSURANCE THAT EACH FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The date of this Prospectus is January 31, 1998 as supplemented on May 15, 1998.

 SUMMARY

    First American Funds, Inc. ("FAF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class D Shares of the following funds.



    TREASURY OBLIGATIONS FUND has an objective of seeking to achieve maximum current income consistent with preservation of capital and maintenance of liquidity. In seeking to achieve its investment objective, the Fund invests in United States Treasury obligations maturing within 397 days or less as determined pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act") and repurchase agreements relating to such securities.


    GOVERNMENT OBLIGATIONS FUND has an objective of seeking to achieve maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. In seeking to achieve its investment objective, the Fund invests exclusively in United States Government securities maturing within 397 days as determined pursuant to Rule 2a-7 under the 1940 Act and repurchase agreements relating to such securities.


    PRIME OBLIGATIONS FUND has an objective of seeking to achieve maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity. In seeking to achieve its investment objective, the Fund invests in money market instruments, including marketable securities issued or guaranteed by the United States Government or its agencies or instru- mentalities, United States dollar-denominated obligations of banks organized under the laws of the United States or any state, foreign banks, United States branches of foreign banks, and foreign branches of United States banks, if such banks have total assets of not less than $500 million.


    TAX FREE OBLIGATIONS FUND has an objective of seeking to achieve maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity. In seeking to achieve its investment objective, the Fund invests at least 80% of its total assets in municipal obligations, the income from which is exempt from federal income tax. In addition, the Fund may invest up to 20% of its total assets in municipal obligations, the income from which is an item of tax preference for purposes of the federal alternative minimum tax.



    INVESTMENT ADVISOR. U.S. Bank National Association (the "Advisor" or "U.S. Bank") serves as the investment advisor to each of the Funds through its First American Asset Management group. See "Management of the Funds."



    DISTRIBUTOR; ADMINISTRATOR. SEI Investments Distribution Co. (the "Distributor") serves as the distributor of the Funds' shares. SEI Investments Management Corporation (the "Administrator") serves as the administrator of the Funds. See "Management of the Funds" and "Distributor."


    ELIGIBLE INVESTORS; OFFERING PRICES. Class D Shares are offered to corporations and certain governmental entities. Class D Shares are sold at net asset value without any front-end or deferred sales charges. Class D Shares of each Fund are subject to a shareholder servicing fee computed at an annual rate of 0.15% of the average daily net assets of that class. See "Purchases and Redemptions of Shares."



    REDEMPTIONS. Shares of each Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Funds' transfer agent, with no additional charge. See "Purchases and Redemptions of Shares."


    SHAREHOLDER INQUIRIES. Any questions or communications regarding the Funds or a shareholder account should be directed to the Distributor by calling
    (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.

    FEES AND EXPENSES

    ----------------------------------------------------------------------------
    CLASS D SHARE FEES AND EXPENSES





                                                                    TREASURY      GOVERNMENT           PRIME        TAX FREE
                                                                 OBLIGATIONS     OBLIGATIONS     OBLIGATIONS     OBLIGATIONS
                                                                        FUND            FUND            FUND            FUND
                                                             --------------- --------------- --------------- ---------------
 SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales load imposed on purchases                           None            None            None            None
 Maximum sales load imposed on reinvested dividends                None            None            None            None
 Deferred sales load                                               None            None            None            None
 Redemption fees                                                   None            None            None            None
 Exchange fees                                                     None            None            None            None
-----------------------------------------------------------  -------------   -------------   -------------   -------------
 ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Investment advisory fees (after voluntary fee waivers)(1)         0.32%           0.33%           0.33%           0.11%+
 Rule 12b-1 fees                                                   0.15%(2)        0.15%(2)        0.15%(2)        0.15%(2)
 Other expenses(1)                                                 0.13%           0.12%           0.12%           0.34%+
 Total fund operating expenses
 (after voluntary fee waivers)(1)                                  0.60%           0.60%           0.60%           0.60%+
-----------------------------------------------------------  -------------   -------------   -------------   -------------
 EXAMPLE(3)
 You would pay the following expenses on a $1,000 investment, assuming (i) a
 5% annual return and (ii) redemption at the end of each time period:
  1 year                                                        $     6         $     6         $     6         $     6
  3 years                                                       $    19         $    19         $    19         $    19
  5 years                                                       $    33         $    33         $    33         $    33
 10 years                                                       $    75         $    75         $    75         $    75


 + THE ADVISORY FEES, OTHER EXPENSES, AND TOTAL FUND OPERATING EXPENSES SET FORTH ABOVE REFLECT ESTIMATES OF CURRENT EXPENSES.

(1) THE ADVISOR INTENDS TO WAIVE A PORTION OF ITS FEES ON A VOLUNTARY BASIS, AND THE AMOUNTS SHOWN ABOVE REFLECT THESE WAIVERS AS OF THE DATE OF THIS PROSPECTUS. THE ADVISOR INTENDS TO MAINTAIN SUCH WAIVERS FOR THE CURRENT FISCAL YEAR BUT RESERVES THE RIGHT TO TERMINATE ITS WAIVER AT ANY TIME THEREAFTER IN ITS SOLE DISCRETION. ABSENT ANY FEE WAIVERS, INVESTMENT ADVISORY FEES FOR EACH FUND AS AN ANNUALIZED PERCENTAGE OF AVERAGE DAILY NET ASSETS WOULD BE 0.40%; AND TOTAL FUND OPERATING EXPENSES WITH RESPECT TO CLASS D SHARES CALCULATED ON SUCH BASIS WOULD BE 0.68% FOR TREASURY OBLIGATIONS FUND, 0.67% FOR GOVERNMENT OBLIGATIONS FUND, 0.67% FOR PRIME OBLIGATIONS FUND AND 0.89% FOR TAX FREE OBLIGATIONS FUND. "OTHER EXPENSES" INCLUDES AN ANNUAL ADMINISTRATION FEE AND, FOR TAX FREE OBLIGATIONS FUND, IS BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(2) OF THIS AMOUNT, 0.15% IS DESIGNATED AS A SHAREHOLDER SERVICING FEE AND NONE AS A DISTRIBUTION FEE.

(3) ABSENT THE VOLUNTARY REDUCTION OF FEES THE DOLLAR AMOUNTS FOR THE 1, 3, 5, AND 10-YEAR PERIODS IN THE EXAMPLE ABOVE WOULD BE AS FOLLOWS: TREASURY OBLIGATIONS FUND, $7, $22, $38 AND $85; GOVERNMENT OBLIGATIONS FUND, $7, $21, $37 AND $83; PRIME OBLIGATIONS FUND, $7, $21, $37 AND $83; AND TAX FREE OBLIGATIONS FUND, $9, $28, $49 AND $110.




    ----------------------------------------------------------------------------
    INFORMATION CONCERNING FEES AND EXPENSES


  The purpose of the preceding table is to assist the investor in understanding the various costs and expenses that an investor in a Fund may bear directly or indirectly. THE DATA CONTAINED IN THE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    FINANCIAL HIGHLIGHTS

    The following audited financial highlights for each of the Funds should be read in conjunction with the Funds' financial statements, the related notes thereto and the independent auditors' report of KPMG Peat Marwick LLP, independent auditors, appearing in FAF's annual reports to shareholders dated September 30, 1997 and dated November 30, 1997. Further information about the Funds' performance is contained in such FAF annual reports to shareholders which may be obtained without charge by calling (800) 637-2548 or by writing SEI Investments Distribution Co., Oaks, Pennsylvania 19456.


    For the periods ended September 30,
    For a share outstanding throughout the period



                                                                           DIVIDENDS
                                              NET ASSET            NET      FROM NET
                                        VALUE BEGINNING     INVESTMENT    INVESTMENT
                                              OF PERIOD         INCOME        INCOME
                                      -----------------   ------------   -----------
TREASURY OBLIGATIONS FUND Class D
 1997                                      $  1.00          $  0.049      $ (0.049)
 1996                                         1.00             0.049        (0.049)
 1995                                         1.00             0.051        (0.051)
 1994(1)                                      1.00             0.031        (0.031)
GOVERNMENT OBLIGATIONS FUND Class D
 1997                                      $  1.00          $  0.049      $ (0.049)
 1996                                         1.00             0.050        (0.050)
 1995(2)                                      1.00             0.038        (0.038)
PRIME OBLIGATIONS FUND Class D
 1997                                      $  1.00          $  0.050      $ (0.050)
 1996                                         1.00             0.051        (0.051)
 1995(3)                                      1.00             0.038        (0.038)
TAX FREE OBLIGATIONS FUND Class D
 1997(4)                                   $  1.00          $  0.00       $     --
-------                                    -------          --------      --------

 +  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON OCTOBER 4, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) THIS CLASS OF SHARES HAS BEEN OFFERED SINCE JANUARY 21, 1995 (THE FUND ITSELF HAVING COMMENCED OPERATIONS ON MARCH 1, 1990). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) THIS CLASS OF SHARES HAS BEEN OFFERED SINCE JANUARY 24, 1995 (THE FUND ITSELF HAVING COMMENCED OPERATIONS ON MARCH 1, 1990). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(4) FOR THE PERIOD COMMENCING ON NOVEMBER 26, 1997 AND ENDING NOVEMBER 30, 1997. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

                                                                                         RATIO OF
                                                                       RATIO OF NET      EXPENSES
       NET ASSET                                          RATIO OF       INVESTMENT    TO AVERAGE
           VALUE                        NET ASSETS     EXPENSES TO        INCOME TO    NET ASSETS
          END OF                            END OF         AVERAGE          AVERAGE    (EXCLUDING
          PERIOD     TOTAL RETURN     PERIOD (000)      NET ASSETS       NET ASSETS      WAIVERS)
----------------   --------------   --------------   -------------   --------------   -----------
 $    1.00               4.98%        $2,847,215          0.60%            4.88%          0.68%
      1.00               5.00          1,616,130          0.60             4.86           0.70
      1.00               5.22          1,038,818          0.60             5.13           0.70
      1.00               3.12+           746,090          0.58             3.19           0.68
 $    1.00               5.04%        $  337,199          0.60%            4.92%          0.67%
      1.00               5.08            269,382          0.60             4.96           0.69
      1.00               3.85+           198,859          0.60             5.45           0.70
 $    1.00               5.16%        $  113,064          0.60%            5.02%          0.67%
      1.00               5.18            109,213          0.60             4.98           0.69
      1.00               3.86+             9,735          0.60             5.51           0.72
 $    1.00               0.04%+       $        1          0.60%            3.20%          9.07%
 ---------              -----         ----------          ----             ----           ----

    THE FUNDS


    FAF is an open-end management investment company which offers its shares in four different mutual funds, each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAF Fund through separate classes which provide for variations in shareholder servicing fees, distribution costs, voting rights and dividends. Except for these differences among classes, each share of each FAF Fund represents an undivided proportionate interest in that Fund. FAF is incorporated under the laws of the State of Minnesota, and its principal offices are located at Oaks, Pennsylvania 19456.


    This Prospectus relates only to the Class D Shares of the Funds named on the cover hereof. Information regarding the Class Y Shares of the Funds, the Class A Shares of the Funds and the Class B Shares of the Prime Obligations Fund is contained in separate prospectuses that may be obtained from the Funds' Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling (800) 637-2548. The Board of Directors of FAF may authorize additional series or classes of common stock in the future.





    INVESTMENT OBJECTIVES AND POLICIES


    This section describes the investment objectives and policies of the Funds. There is no assurance that any of these objectives will be achieved. A Fund's investment objective may not be changed without an affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of such Fund.


    ---------------------------------------------------------------------------
    TREASURY OBLIGATIONS FUND


    As a fundamental investment objective, Treasury Obligations Fund seeks to achieve maximum current income consistent with the preservation of capital and maintenance of liquidity. In seeking to achieve its investment objective, Treasury Obligations Fund invests in United States Treasury obligations maturing within 397 days or less as determined pursuant to Rule 2a-7 under the 1940 Act and repurchase agreements relating to such securities. The Fund may also purchase such securities on a when-issued or delayed delivery basis and lend securities from its portfolio. For a discussion of these securities and techniques, see "Investment Restrictions and Techniques" below.


    ---------------------------------------------------------------------------
    GOVERNMENT OBLIGATIONS FUND


    As a fundamental investment objective, Government Obligations Fund seeks to achieve maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. In seeking to achieve its investment objective, Government Obligations Fund invests exclusively in United States Government securities maturing within 397 days as determined pursuant to Rule 2a-7 under the 1940 Act and in repurchase agreements relating to such securities. The Fund may also purchase such securities on a when-issued or delayed delivery basis and lend securities from its portfolio. For a discussion of these securities and techniques, see "Investment Restrictions and Techniques" below.


    ---------------------------------------------------------------------------
    PRIME OBLIGATIONS FUND


    As a fundamental investment objective, Prime Obligations Fund seeks to achieve maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. In seeking to achieve its investment objective, Prime Obligations Fund invests in money market instruments, including marketable securities issued or guaranteed by the United States Government or its agencies or instrumentalities; United States dollar-denominated obligations (including bankers' acceptances, time deposits, and certificates of deposit, including variable rate certificates of deposit) of banks (including commercial banks, savings banks, and savings and loan associations) organized under the laws of the

    United States or any state, foreign banks, United States branches of foreign banks, and foreign branches of United States banks, if such banks have total assets of not less than $500 million; and certain corporate and other obligations, including high grade commercial paper, non-convertible corporate debt securities, and loan participation interests with no more than 397 days remaining to maturity as determined pursuant to Rule 2a-7 under the 1940 Act. For more information on these types of securities, see "Investment Restrictions and Techniques" below.

    Prime Obligations Fund may also (i) engage in repurchase agreements with respect to any of its portfolio securities, (ii) purchase credit enhancement agreements to enhance the creditworthiness of its portfolio securities, (iii) lend securities from its portfolio or (iv) purchase the securities described above on a when-issued or delayed delivery basis. For more information on these techniques, see "Investment Restrictions and Techniques" below.

    The Fund may invest (i) up to 25% of its total assets in dollar-denominated obligations of United States branches of foreign banks which are subject to the same regulation as United States banks and (ii) up to 25% of its total assets collectively in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations. The Fund may invest in United States dollar-denominated obligations of foreign corporations if the obligations satisfy the same quality standards set forth above for domestic corporations. See "Investment Restrictions and Techniques" for a discussion of the risks relating to investments in such securities.

    ---------------------------------------------------------------------------
    TAX FREE OBLIGATIONS FUND


    As a fundamental investment objective, Tax Free Obligations Fund seeks to achieve maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity. In seeking to achieve this objective and as a fundamental policy, the Fund invests at least 80% of its total assets in municipal obligations, the income from which is exempt from federal income tax. In addition, the Fund may invest up to 20% of its total assets in municipal obligations, the income from which is an item of tax preference for purposes of the federal alternative minimum tax. For more information on these types of securities, see "Investment Restrictions and Techniques -- Municipal Obligations" below.


    The Fund may also (i) engage in repurchase agreements with respect to any of its portfolio securities, (ii) purchase credit enhancement agreements to enhance the creditworthiness of its portfolio securities, (iii) lend securities from its portfolio, (iv) purchase the securities described above on a when-issued or delayed delivery basis, (v) purchase put options with respect to its portfolio securities and (vi) invest in variable or floating rate obligations. See "Investment Restrictions and Techniques" below.


    The Fund may invest up to 20% of its total assets collectively in taxable money market securities including marketable securities issued or guaranteed by the United States Government or its agencies or instrumentalities; certain United States dollar denominated obligations (including bankers' acceptances and certificates of deposit, including variable rate certificates of deposit) of banks (including commercial banks, savings banks, and savings and loan associations) organized under the laws of the United States or any state, foreign banks, United States branches of foreign banks, if such banks have total assets of not less than $500 million; and certain corporate and other obligations, including high grade commercial paper, non-convertible corporate debt securities, and loan participation interests with no more than 397 days remaining to maturity as determined pursuant to Rule 2a-7 under the 1940 Act. In addition, the Fund's engagement in lending portfolio securities and in purchasing put options with respect to its portfolio securities may result in taxable income. For defensive purposes, the Fund may temporarily invest more than 20% (up to 100%) of the value of its total assets in taxable money market securities and certain tax-exempt securities, the income on which is an item of tax preference for purposes of the federal alternative minimum tax when, in the opinion of the Advisor, it is advisable to do so in light of prevailing market and economic conditions for purposes of preserving liquidity or capital. See "Investment Restrictions and Techniques" for a discussion of the risks relating to investments in such securities.


    ---------------------------------------------------------------------------
    RISKS TO CONSIDER


    An investment in any of the Funds involves certain risks. These include the following:


    INTEREST RATE RISK. Interest rate risk is the risk that the value of municipal obligations and certain other fixed income obligations held by a Fund will decline due to changes in market interest rates. Because certain of the Funds invest in such obligations, they are subject to interest rate risk. In general, when interest rates rise, the value of municipal obligations and certain other fixed income obligations declines. Conversely, when interest rates decline, the value of municipal obligations and certain other fixed income obligations generally increases. Thus, shareholders in the applicable Funds bear the risk that increases in market interest rates will cause the value of their Fund's portfolio investments to decline.


    CREDIT RISK. Credit risk is the risk that the issuer of municipal obligations and other fixed income obligations will fail to make payments on the obligation when due. Because the Funds invest in municipal obligations and other fixed income obligations, they are subject to credit risk.



    As described under "Special Investment Methods -- Municipal Obligations," the revenue bonds and municipal lease obligations in which Tax Free Obligations Fund invest may entail greater credit risk than the general obligation bonds in which it invests. This is the case because revenue bonds generally are not backed by the faith, credit or general taxing power of the issuing governmental entity. Investors also should note that even general obligation bonds of the states and their political subdivisions are not free from the risk of default.

    POLITICAL AND ECONOMIC CONDITIONS. The value of municipal obligations owned by Tax Free Obligations Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect tax-exempt obligations include a change in the local, state or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes and other developments generally affecting the revenues of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). The value of certain municipal obligations may also be adversely affected by the enactment of changes to certain federal or state income tax laws, including, but not limited to, income tax rate reductions or the imposition of a flat tax.


    YEAR 2000. Like other mutual funds, financial and business organizations, the Funds could be adversely affected if the computer systems used by the Advisor, the Administrator and other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 issue." The Funds have undertaken a Year 2000 program that is believed by the Advisor to be reasonably designed to assess and monitor the steps being taken by the Funds' service providers to address the Year 2000 issue with respect to the computer systems they use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.





    MANAGEMENT OF THE FUNDS

    The Board of Directors of FAF has the primary responsibility for overseeing the overall management and electing other officers of FAF. Subject to the overall direction and supervision of the Board of Directors, the Advisor acts as investment advisor for and manages the investment portfolios of FAF.



   ---------------------------------------------------------------------------

   INVESTMENT ADVISOR


    U.S. Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55402, acts as the Funds' investment advisor through its First American Asset Management group. The Advisor has acted as an investment advisor to FAF since its inception in 1982 and has acted as an investment advisor to First American Investment Funds, Inc. since 1987 and to First American Strategy Funds, Inc. since 1996. The Advisor provides the Funds with investment research and portfolio management. As of September 30, 1997, the Advisor was managing accounts with an aggregate value of approximately $55 billion, including mutual fund assets of approximately $20 billion. U.S. Bancorp, 601 Second Avenue South, Minneapolis, Minnesota 55480, is the holding company for the Advisor.

    Each of the Funds pays the Advisor a monthly fee equal, on an annual basis, to 0.40% of the Fund's average daily net assets. The Advisor may, at its option, waive any or all of its fees, or reimburse expenses, with respect to one or more of the Funds from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Advisor also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

    The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling, or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring, or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisors to registered investment companies, subject to a number of terms and conditions.

    Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, FAF has received an opinion from its counsel that the Advisor is not prohibited from performing the investment advisory services described above, and that certain broker-dealers affiliated with the Advisor are not prohibited from serving as a Participating Institution as described herein. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Advisor and certain affiliated broker-dealers might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and shareholders would not suffer adverse financial consequences.



    ---------------------------------------------------------------------------
    PORTFOLIO MANAGERS



    JOSEPH ULREY III is portfolio co-manager for each of the Funds. He is a member of the Advisor's asset allocation committee. He joined the Advisor in 1991 and has 16 years of investment industry experience. Prior to joining the Advisor, Mr. Ulrey spent 10 years overseeing various functions in the Treasury and Finance Divisions of U.S. Bancorp. Mr. Ulrey received his bachelor's degree in mathematics/economics from Macalester College and his master's degree in business administration from the University of Chicago.

    JAMES D. PALMER is portfolio co-manager for each of the Funds. He joined the Advisor in 1992 and has over seven years of investment industry experience. Prior to joining the Advisor, Mr. Palmer was a securities lending trader and senior master trust accountant with U.S. Bank Trust National Association. Mr. Palmer received his bachelor's degree from the University of Wisconsin -- LaCrosse and his master's degree in business administration from the University of Minnesota.



    ---------------------------------------------------------------------------
    CUSTODIAN



    The Custodian of the Funds' assets is U.S. Bank National Association (the "Custodian"), U.S. Bank Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of U.S. Bancorp. As compensation for its services to the Funds, the Custodian is paid 0.03% of each Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred in providing services to the Funds.



    ---------------------------------------------------------------------------
    ADMINISTRATOR


    The administrator for the Funds is SEI Investments Management Corporation, Oaks, Pennsylvania 19456. The Administrator, a wholly-owned subsidiary of SEI Investments Company, provides the Funds with certain administrative personnel and services necessary to operate the Funds. Such services include shareholder servicing and certain legal and accounting services. The Administrator provides these personnel and services for compensation at an annual rate equal to 0.07% of each Fund's average daily net assets, provided that to the extent the aggregate net assets of all First American Funds exceed $8 billion, the percentage stated above is reduced to 0.055%. U.S. Bank assists the Administrator and provides sub-administrative services for the Funds. For those services, the Administrator compensates the sub-administrator at an annual rate of up to 0.05% of each Fund's average daily net assets.


    ---------------------------------------------------------------------------
    TRANSFER AGENT



    DST Systems, Inc. serves as the transfer agent (the "Transfer Agent") and dividend disbursing agent for the Funds. The address of the Transfer Agent is 330 West Ninth Street, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Advisor.



    DISTRIBUTOR


    SEI Investments Distribution Co. is the principal distributor for shares of the Funds. The Distributor, which is not affiliated with the Advisor, is a Pennsylvania corporation organized on July 20, 1981, and is the principal distributor for a number of investment companies. The Distributor is a wholly-owned subsidiary of SEI Investments Company and is located at Oaks, Pennsylvania 19456.


    FAF has adopted a Rule 12b-1 plan and entered into a distribution and shareholder servicing agreement with the Distributor with respect to shareholder servicing for the Class D Shares of the Funds (the "Plan"), pursuant to Rule 12b-1 under the 1940 Act and has entered into a Distribution Agreement with the Distributor on behalf of the Class D Shares of the Funds (the "Distribution Agreement"). In consideration of the services and facilities to be provided by the Distributor or any service provider, each Fund pays the Distributor a shareholder servicing fee monthly at an annual rate of 0.15% of the Fund's Class D Shares' average daily net asset value, which fee is computed and paid monthly. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts.

    The foregoing plan recognizes that the Distributor, the Administrator and the Advisor may in their discretion use their own assets to pay for certain costs of distributing Fund shares. Any such arrangement to pay such additional costs may be in the form of cash or promotional incentives and may be commenced or discontinued by the Advisor, the Administrator, the Distributor, or any Participating Institutions (as defined below) at any time.

    The Distributor may engage securities dealers, financial institutions (including, without limitation, banks), and other industry professionals (the "Participating Institutions") to perform share distribution and shareholder support services for the Funds. U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., broker-dealers affiliated with the Advisor, are Participating Institutions.



    The investment company shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.





   PORTFOLIO TRANSACTIONS


    The Funds anticipate being as fully invested as practicable in debt securities. Most of the Funds' portfolio transactions are effected with dealers at a spread or markup. The dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation. The Funds may authorize the Advisor to place brokerage orders with some brokers who help distribute the Funds' shares, if the Advisor reasonably believes that the commission and transaction quality are comparable to that available from other qualified brokers. Because the Advisor trades a large number of securities, dealers generally are willing to work with the Advisor on a more favorable spread to the Funds than would be possible for most individual investors.


    A greater spread may be paid to those firms that provide research services. The Advisor may use this research information in managing the Funds' assets. The Advisor uses its best efforts to obtain execution of the Funds' portfolio transactions at spreads which are reasonable in relation to the benefits received.


    PURCHASES AND REDEMPTIONS OF SHARES
    ---------------------------------------------------------------------------

    SHARE PURCHASES AND REDEMPTIONS


    Shares are sold and redeemed on days on which both the New York Stock Exchange and federally-chartered banks are open for business ("Business Days"). Payment for Class D Shares may be made only by wire. All information needed will be taken over the telephone and the order will be considered placed when the Custodian receives payment by wire. Federal funds should be wired as follows: U.S. Bank National Association, Minneapolis, Minnesota; ABA Number 091000022; For Credit To: DST Systems, Inc., Account Number 160234580266; For Further Credit to: (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed or federally-chartered banks are closed. Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing. Purchase orders for Treasury Obligations Fund, Government Obligations Fund and Prime Obligations Fund must be transmitted to and received by the Funds by 2:00 p.m. Central time and purchase orders for Tax Free Obligations Fund must be transmitted to and received by the Fund by 11:30 a.m. Central time, in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.



    Purchase orders will be effective and eligible to receive dividends declared the same day if the Transfer Agent receives an order before the time specified above, and the Custodian receives Federal funds before the close of business that day. Otherwise, the purchase order will be effective the next Business Day. The purchase price is the net asset value per share, which is expected to remain constant at $1.00, next determined after the purchase order is effective. The net asset value per share is calculated as of the close of normal trading on the New York Stock Exchange (3:00 p.m. Central time) each Business Day based on the amortized cost method. The Funds reserve the right to reject a purchase order when the Transfer Agent determines that it is not in the best interest of the Fund and/or shareholder(s) to accept such purchase order.


    The Funds are required to redeem for cash all full and fractional shares of the Funds. The redemption price is the net asset value per share of the Funds (normally $1.00 per share) next determined after receipt by the Transfer Agent of the redemption order.



    Redemption requests for Treasury Obligations Fund, Government Obligations Fund and Prime Obligations Fund may be made any time before 2:00 p.m. Central time and redemption requests for Tax Free Obligations Fund may be made any time before 11:30 a.m. Central time, if redeeming directly through the Funds, or by the time specified by the financial institution if redeeming through a financial institution, in order to receive that day's redemption price. For redemption orders received before such times, payment will be made the same day by transfer of federal funds. Otherwise, payment will be made on the next Business Day. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective.



    ---------------------------------------------------------------------------
    WHAT SHARES COST

    Class D Shares of the Funds are sold at their net asset value next determined after an order is received and accepted by the applicable Fund. There is no sales charge imposed on Class D Shares by the Funds. The term "net asset value per share" or "NAV" refers to the worth or price of one share. NAV is computed by adding the value of a Fund's securities plus cash and other assets, deducting liabilities, and then dividing the result by the number of shares outstanding.

    Securities in each Fund's portfolio are valued on the basis of amortized cost. This means valuation assumes a steady rate of payment from the date of purchase until maturity instead of looking at actual changes in market value. The Funds' other assets are valued by a method which the Board of Directors believes would accurately reflect fair value.


    The net asset value is determined as of the close of normal trading on the New York Stock Exchange (3:00 p.m. Central time) Monday through Friday, except on (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) days which the New York Stock Exchange or federally-chartered banks are closed including, but not limited to, the following federal holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In addition, the net asset value will not be calculated on Good Friday.


    ---------------------------------------------------------------------------
    EXCHANGING SECURITIES FOR FUND SHARES


    A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval of such Fund and a determination by that Fund and the Advisor that the securities to be exchanged are acceptable. Securities accepted by a Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of the Fund shares on the day the securities are valued.


    ---------------------------------------------------------------------------
    CERTIFICATES AND CONFIRMATIONS

    The Transfer Agent for the Funds maintains a share account for each shareholder of record. Share certificates are not issued by the Funds. Confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report all transactions and dividends paid during that month.

    ---------------------------------------------------------------------------
    DIVIDENDS

    Dividends are declared daily and paid monthly. Shares of Treasury Obligations Fund, Government

    Obligations Fund and Prime Obligations Fund purchased through the Funds by wire before 2:00 p.m. Central time and shares of Tax Free Obligations Fund purchased through the Fund by wire before 11:30 a.m. Central time begin earning dividends that day. Dividends are automatically reinvested in additional shares of the Funds unless cash payments are requested by contacting the Funds. Whether dividends are paid in cash or are reinvested in additional shares, they will be taxable as ordinary income under the Internal Revenue Code of 1986, as amended (the "Code"). The amount of dividends payable on Class D Shares generally will be less than the dividends payable on the Class Y Shares and more than the dividends payable on Class A and Class B Shares because Class Y Shares are not charged a distribution or shareholder servicing fee and Class A and Class B Shares are charged distribution, shareholder servicing, transfer agent and/or dividend disbursing fees in excess of the shareholder servicing fees charged to the Class D Shares.



    ---------------------------------------------------------------------------
    CAPITAL GAINS


    The Funds do not expect to incur any capital gains or losses. If, for some extraordinary reason, the Funds realize net long-term capital gains, they will distribute them at least once every 12 months.





    TAXES


    The Funds will distribute all of their net income to shareholders. Dividends paid by Treasury Obligations Fund, Government Obligations Fund and Prime Obligations Fund will be taxable as ordinary income to shareholders, whether reinvested or received in cash. Tax Free Obligations Fund intends to take all actions required under the Code, to ensure that it may pay "exempt-interest dividends." If the Fund meets these requirements, distributions of net interest income from tax-exempt obligations that are designated by the Fund as exempt-interest dividends will be excludable from gross income of the Fund's shareholders. Distributions paid from other interest income will be taxable to shareholders as ordinary income.



    For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax, if any, exceeds a taxpayer's regular income tax liability (with certain adjustments).



    Liability for AMT will depend upon each shareholder's tax situation. Exempt-interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986, to finance certain private activities, will be treated as an item of tax preference that is included in alternative minimum taxable income for purposes of calculating the AMT for all taxpayers. Tax Free Obligations Fund may invest up to 20% of its total assets in securities, the interest on which is treated as an item of tax preference that is included in alternative minimum taxable income for purposes of calculating the AMT. Also, a portion of all other tax-exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings and earnings and profits for purposes of determining the federal corporate alternative minimum tax and the branch profits tax imposed on foreign corporations under Section 884 of the Code. Each shareholder is advised to consult his or her tax advisor with respect to the possible effects of such tax preference items.



    For a more detailed discussion of the taxation of the Funds and the tax consequences of an investment in the Funds, see "Taxes" in the Statement of Additional Information.





    FUND SHARES

    Each share of the Funds is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

    Each share of the Funds has one vote. On some issues, such as the election of directors, all shares of all FAF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or class, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class.


    The Bylaws of FAF provide that annual shareholders' meetings are not required and that meetings of shareholders need be held only with such frequency as required under Minnesota law and the 1940 Act.





    CALCULATION OF PERFORMANCE DATA


    From time to time a Fund may advertise its "yield" and "effective yield" and, in the case of Tax Free Obligations Fund, "tax equivalent yield" in advertisements or in reports or other communications with shareholders. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.


    "Tax equivalent yield" is that yield which a taxable investment must generate in order to equal a Fund's yield for an investor in a stated federal or combined federal/state income tax bracket (normally assumed to be the maximum tax rate or combined rate). "Tax equivalent yield" is computed by dividing that portion of the yield which is tax-exempt by one minus the stated income tax rate, and adding the resulting amount to that portion, if any, of the yield which is not tax-exempt.


    Advertisements and other sales literature for a Fund may refer to the Fund's "cumulative total return" and "average annual total return." Total return is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming dividend distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results.



    Performance quotations are computed separately for Class A, Class B, Class Y and Class D Shares of each Fund. The performance of each class will differ due to the varying levels of distribution fees, shareholder service, transfer agent and/or dividend disbursing fees applicable to each class.






    INVESTMENT RESTRICTIONS AND TECHNIQUES

    ---------------------------------------------------------------------------
    GENERAL RESTRICTIONS


    The Funds are subject to the investment restrictions of Rule 2a-7 under the 1940 Act in addition to their other policies and restrictions discussed below. Pursuant to Rule 2a-7, each Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain an average weighted maturity of not more than 90 days. Under Rule 2a-7, securities which are subject to certain types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by each Fund be limited to United States dollar-denominated investments that (a) present "minimal credit risk" and (b) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). It is the responsibility of the Advisor to determine that the Funds' investments present only "minimal credit risk" and are Eligible Securities. The Board of Directors of FAF has established written guidelines and procedures for the Advisor and oversees the Advisor's determination that the Funds' portfolio securities present only "minimal credit risk" and are Eligible Securities.



    Rule 2a-7 requires, among other things, that each Fund may not invest, other than in United States "Government Securities" (as defined in the 1940 Act), more than 5% of its total assets in securities issued by the issuer of the security; provided, that the Fund may invest in First Tier Securities (as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof provided that the Fund may not make more than one such investment at any time. Rule 2a-7 also requires that each Fund may not invest, other than in United States Government securities, (a) more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and (b) more than the greater of 1% of its total assets or $1,000,000 in Second Tier Securities of any one issuer.


    In order to provide shareholders with full liquidity, the Funds have implemented the following practices to maintain a constant price of $1.00 per share: limiting the portfolio's dollar-weighted average maturity to 90 days or less and buying securities which mature within 397 days from the date of acquisition as determined pursuant to Rule 2a-7 under the 1940 Act. The Funds cannot guarantee a $1.00 share price but these practices help to minimize any price fluctuations that might result from rising or declining interest rates. All money market instruments, including United States Government securities, can change in value when interest rates or an issuer's creditworthiness changes. The value of the securities in each Fund's portfolio can be expected to vary inversely with changes in prevailing interest rates, with the amount of such variation depending primarily upon the period of time remaining to maturity of the security. If the security is held to maturity, no gain or loss will be realized as a result of interest rate fluctuations.


    As a fundamental policy of Prime Obligations Fund and Government Obligations Fund, and a non-fundamental policy of Treasury Obligations Fund and Tax Free Obligations Fund, each Fund will not purchase a security if, as a result, more than 10% of its net assets would be in illiquid assets including time deposits and repurchase agreements maturing in more than seven days. As a fundamental policy of Treasury Obligations Fund, Prime Obligations Fund and Tax Free Obligations Fund, such Funds will not purchase a security if, as a result, 25% or more of its assets would be in any single industry, except that there is no limitation on the purchase of obligations of domestic commercial banks (excluding, for this purpose, foreign branches of domestic commercial banks). The foregoing limitation does not apply to obligations issued or guaranteed by the United States or its agencies or instrumentalities.


    Unless otherwise stated, the policies described above in this section and under "Investment Objectives and Policies" for each Fund are non-fundamental and may be changed by a vote of the Board of Directors. The Funds have adopted certain other investment restrictions, which are set forth in detail in the Statement of Additional Information. These restrictions are fundamental and may not be changed without the approval of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of the Funds.

    If a percentage limitation under this section or "Investment Objectives and Policies" or under "Investment Restrictions" in the Statement of Additional Information, is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitations on illiquid investments and borrowing.


    The securities in which the Funds invest may not yield as high a level of current income as longer term or lower grade securities. These other securities may have less stability of principal, be less liquid, and fluctuate more in value than the securities in which the Funds invest. All securities in each Fund's portfolio are purchased with and payable in United States dollars.


    ---------------------------------------------------------------------------
    MUNICIPAL OBLIGATIONS


    As described under "Investment Objectives and Policies," Tax Free Obligations Fund invests principally in municipal obligations such as municipal bonds and other debt obligations. These municipal bonds and debt obligations are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" as used in this Prospectus includes short-term municipal notes and other commercial paper issued by the states and their political subdivisions.

    The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.


    Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of the issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Fund may invest.


    Tax Free Obligations Fund's investment in municipal bonds and other debt obligations that are purchased from financial institutions such as commercial and investment banks, savings associations and insurance companies may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax.


    In addition, Tax Free Obligations Fund may invest in other federal income tax-free securities such as

    (i) tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues, (ii) bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds, (iii) variable and floating rate obligations, including variable rate demand notes and (iv) participation, trust and partnership interests in any of the foregoing obligations.


    ---------------------------------------------------------------------------
    LOAN PARTICIPATIONS; SECTION 4(2) AND RULE 144A SECURITIES


    Prime Obligations Fund and Tax Free Obligations Fund may invest in loan participation interests. A loan participation interest represents a pro rata undivided interest in an underlying bank loan. Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest (for example, a Fund) generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. Loan participation interests that can be sold within a seven-day period are deemed by the Advisor to be liquid investments. If a loan participation interest is restricted from being sold within a seven-day period, then Prime Obligations Fund (as a fundamental policy) and Tax Free Obligations Fund (as a non-fundamental policy) will be limited, together with other illiquid investments, to not more than 10% of the applicable Fund's net assets. Commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and corporate obligations qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 that meet the criteria for liquidity established by the Board of Directors and are considered liquid. Consequently, Prime Obligations Fund and Tax Free Obligations Fund do not intend to subject such securities to the limitation applicable to restricted securities. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.



    ---------------------------------------------------------------------------
    SECURITIES OF FOREIGN BANKS AND BRANCHES


    Because the portfolios of Prime Obligations Fund and Tax Free Obligations Fund may contain securities of foreign branches of domestic banks, foreign banks, and United States branches of foreign banks, such Funds may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of United States banks. These risks may include future unfavorable political and economic developments and possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by such Funds. Additionally, there may be less public information available about foreign banks and their branches. The Advisor carefully considers these factors when making investments. The Funds have agreed that, in connection with investment in securities issued by foreign banks, United States branches of foreign banks, and foreign branches of domestic banks, consideration will be given to the domestic marketability of such securities in light of these factors.



    ---------------------------------------------------------------------------

    UNITED STATES GOVERNMENT SECURITIES


    Each Fund may invest in direct obligations of the United States Treasury such as United States Treasury bonds, notes, and bills. The Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. In addition to Treasury securities, Government Obligations Fund, Prime Obligations Fund and Tax Free Obligations Fund may invest in securities, such as notes, bonds, and discount notes which are issued or guaranteed by agencies of the United States Government and various instrumentalities which have been established or sponsored by the United States Government. Except for United States Treasury securities, these United States Government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Advisor considers securities guaranteed by an irrevocable letter of credit issued by a government agency to be guaranteed by that agency.



    United States Treasury obligations include bills, notes and bonds issued by the United States Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying United States Treasury obligations. A Fund's investments in STRIPS will be limited to components with maturities of less than 397 days and a Fund will not actively trade such components.


    ---------------------------------------------------------------------------
    REPURCHASE AGREEMENTS



    Each Fund may engage in repurchase agreements with respect to any of its portfolio securities. In a repurchase agreement, a Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a mutually agreed upon time and price. Each Fund may engage in repurchase agreements with any member bank of the Federal Reserve System or dealer in United States Government securities. Repurchase agreements usually are for short periods, such as under one week, not to exceed 30 days. In all cases, the Advisor must be satisfied with the creditworthiness of the other party to the agreement before entering into a repurchase agreement. In the event of bankruptcy of the other party to a repurchase agreement, a Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Fund purchased may have decreased, the Fund could experience a loss.



    ---------------------------------------------------------------------------
    CREDIT ENHANCEMENT AGREEMENTS



    Prime Obligations Fund and Tax Free Obligations Fund may arrange for guarantees, letters of credit, or other forms of credit enhancement agreements (collectively, "Guarantees") for the purpose of further securing the payment of principal and/or interest on such Funds' investment securities. Although each investment security, at the time it is purchased, must meet such Funds' creditworthiness criteria, Guarantees sometimes are purchased from banks and other institutions (collectively, "Guarantors") when the Advisor, through yield and credit analysis, deems that credit enhancement of certain of such Funds' securities is advisable. As a non-fundamental policy, Prime Obligations Fund and Tax Free Obligations Fund will limit the value of all investment securities issued or guaranteed by each Guarantor to not more than 10% of the value of such Fund's total assets.



    ---------------------------------------------------------------------------
    PUT OPTIONS


    Tax Free Obligations Fund may purchase tax-exempt securities which provide for the right to resell them to the issuer, a bank or a broker-dealer at a specified price within a specified period of time prior to the maturity date of such obligations. Such a right to resell, which is commonly known as a "put," may be sold, transferred or assigned only with the underlying security or securities. The Fund may pay a higher price for a tax-exempt security with a put than would be paid for the same security without a put. The primary purpose of purchasing such securities with puts is to permit the Fund to be as fully invested as practicable in tax-exempt securities while at the same time providing the Fund with appropriate liquidity.


    ---------------------------------------------------------------------------
    VARIABLE AND FLOATING RATE OBLIGATIONS



    Certain of the obligations in which Tax Free Obligations Fund may invest may be variable or floating rate obligations in which the interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days or no more than 30 days' notice. Variable or floating rate instruments with a demand feature enable the Fund to purchase instruments with a stated maturity in excess of 397 calendar days. The Fund determines the maturity of variable or floating rate instruments in accordance with SEC rules which allow the Fund to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.



    ---------------------------------------------------------------------------
    LENDING OF PORTFOLIO SECURITIES



    In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. If the Funds engage in securities lending, distributions paid to shareholders from the resulting income will not be excludable from a shareholder's gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to an affiliate of the Advisor) in connection with these loans which, in the case of U.S. Bank, are 40% of the Funds' income from such securities lending transactions.



    ---------------------------------------------------------------------------
    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

    Each Fund may purchase securities on a when-issued or delayed delivery basis. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the Fund during the period prior to settlement. At the time a Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. Each Fund will also establish a segregated account with its Custodian in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. A Fund will not purchase securities on a when-issued or delayed delivery basis if, as a result thereof, more than 15% of that Fund's net assets would be so invested.



    ---------------------------------------------------------------------------
    MONEY MARKET FUNDS



    Each of the Funds may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the investing Fund. The money market funds in which a Fund may invest include other money market funds advised by the Advisor. Investments by a Fund in such other Fund are subject to restrictions contained in an exemptive order issued by the SEC.



   INFORMATION CONCERNING
   COMPENSATION PAID TO
   U.S. BANK NATIONAL
   ASSOCIATION AND
   OTHER AFFILIATES

    U.S. Bank National Association and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") and other trust and agency accounts that invest in the Funds. These U.S. Bancorp affiliates may receive compensation from the Funds for the services they provide to the Funds, as described more fully in the following sections of this Prospectus:

    Investment advisory services -- see "Management of the Funds-Investment Advisor"


    Custodian services -- see "Management of the Funds-Custodian"

    Sub-administration -- see "Management of the Funds-Administrator"

    Shareholder servicing -- see "Distributor"

    Securities lending -- see "Investment Restrictions and Techniques-Lending of Portfolio Securities"

FIRST AMERICAN FUNDS, INC.
Oaks, Pennsylvania 19456

Investment Advisor
U.S. BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

Custodian
U.S. BANK NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

Distributor
SEI INVESTMENTS DISTRIBUTION CO.
Oaks, Pennsylvania 19456

Administrator
SEI INVESTMENTS MANAGEMENT CORPORATION
Oaks, Pennsylvania 19456

Transfer Agent
DST SYSTEMS, INC.
330 West Ninth Street
Kansas City, Missouri 64105

Independent Auditors
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

Counsel
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402




FAF-1903 (5/98) CT

                           FIRST AMERICAN FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 21, 1998
               AS SUPPLEMENTED ON MAY 4, 1998 AND ON MAY 15, 1998

                            TREASURY OBLIGATIONS FUND
                           GOVERNMENT OBLIGATIONS FUND
                             PRIME OBLIGATIONS FUND
                            TAX FREE OBLIGATIONS FUND



         This Statement of Additional Information relates to the Class A, Class Y and Class D Shares of Treasury Obligations Fund, Government Obligations Fund, Prime Obligations Fund and Tax Free Obligations Fund and the Class B Shares of Prime Obligations Fund, each of which is a series of First American Funds, Inc. This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Funds' current Prospectuses. This Statement of Additional Information is incorporated into the Funds' Prospectuses by reference. To obtain copies of the Prospectuses, call (800) 637-2548 or write SEI Investments Distribution Co., Oaks, Pennsylvania 19456. Please retain this Statement of Additional Information for future reference.


                                TABLE OF CONTENTS


                                                                        PAGE

General Information.................................................      2
Investment Restrictions.............................................      2
Portfolio Turnover .................................................      8
Directors and Executive Officers....................................      9
Investment Advisory and Other Services..............................     12
Portfolio Transactions..............................................     17
Capital Stock ......................................................     19
Net Asset Value and Public Offering Price ..........................     21
Valuation of Portfolio Securities...................................     21
Taxes...............................................................     22
Calculation of Performance Data.....................................     23
Commercial Paper and Bond Ratings...................................     25
Financial Statements................................................     26

                              GENERAL INFORMATION

         First American Funds, Inc. ("FAF") was incorporated under the name "First American Money Fund, Inc." The Board of Directors and shareholders, at meetings held December 6, 1989 and January 18, 1990, respectively, approved amendments to the Articles of Incorporation providing that the name "First American Money Fund, Inc." be changed to "First American Funds, Inc."

         As set forth in the Prospectuses, FAF is organized as a series fund, and currently issues its shares in four series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). The series of FAF to which this Statement of Additional Information relates are named on the cover hereof. These series are referred to in this Statement of Additional Information as the "Funds."

         Shareholders may purchase shares of each Fund through separate classes. Prime Obligations Fund offers its shares in four classes, Class A, Class B, Class Y and Class D. Treasury Obligations Fund, Government Obligations Fund and Tax Free Obligations Fund offer their shares in three classes, Class A, Class Y and Class D. The various classes provide for variations in distribution costs, voting rights and dividends. To the extent permitted under the Investment Company Act of 1940 (the "1940 Act"), the Funds may also provide for variations in other costs among the classes although they have no present intention to do so. Except for differences among the classes pertaining to distribution costs, each share of each Fund represents an equal proportionate interest in that Fund.

         FAF has prepared and will provide a separate Prospectus relating to the Class A and Class B (the "Class A and Class B Shares Prospectus"), the Class Y (the "Class Y Shares Prospectus") and the Class D Shares of the Funds (the "Class D Shares Prospectus"), respectively. These Prospectuses can be obtained by calling or writing SEI Investments Distribution Co. at the address and telephone number set forth on the cover of this Statement of Additional Information. This Statement of Additional Information relates to all Prospectuses for the various classes of shares of the Funds. It should be read in conjunction with the applicable Prospectus.

         The Bylaws of FAF provide that meetings of shareholders be held only with such frequency as required under Minnesota law and the 1940 Act. Minnesota corporation law requires only that the Board of Directors convene shareholders' meetings when it deems appropriate. In addition, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of FAF may demand a regular meeting of shareholders by written notice given to the chief executive officer or chief financial officer of FAF. Within 30 days after receipt of the demand, the Board of Directors shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 40 days after receipt of the demand, all at the expense of FAF. In addition, the 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

                             INVESTMENT RESTRICTIONS

TREASURY OBLIGATIONS FUND

         Treasury Obligations Fund has adopted the following investment limitations and fundamental policies. These limitations cannot be changed by the Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act (i.e., the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund). Treasury Obligations Fund may not:

         1. Borrow money except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary or emergency purposes, for the purpose of meeting redemption requests which might otherwise require the untimely disposition of securities in aggregate amounts not exceeding 10% of the value of the Fund's total assets (including the amount borrowed or subject to reverse repurchase agreements) valued at the lesser of cost or market less liabilities (not including the amount borrowed or subject to reverse repurchase agreements) at the time the borrowing or reverse repurchase agreement is entered into. Any borrowings will be repaid before any additional investments are made. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements. Interest paid on borrowed funds will decrease the net earnings of the Fund. The Fund will not borrow or enter into reverse repurchase agreements to increase income (leveraging).

         2. Issue any senior securities (as defined in the 1940 Act), except as set forth in investment restriction number (1) above, and except to the extent that purchasing or selling on a when-issued, delayed delivery or forward commitment basis or using similar investment strategies may be deemed to constitute issuing a senior security.

         3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.

         4.       Sell securities short or purchase securities on margin.

         5. Underwrite the securities of other issuers except to the extent the Fund may be deemed to be an underwriter, under federal securities laws, in connection with the disposition of portfolio securities.

         6. Invest 25% or more of its assets in the securities of issuers in any single industry; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the United States, its agencies or instrumentalities, or obligations of domestic commercial banks, excluding for this purpose, for branches of domestic commercial banks.

         7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests.

         8. Lend money to others except through the purchase of debt obligations of the type which the Fund is permitted to purchase (see "Investment Objectives and Policies" in the Fund's Prospectus).

         As a non-fundamental policy, Treasury Obligations Fund will not (i) invest in oil, gas or other mineral leases and (ii) invest more than 10% of its net assets in illiquid assets, including, without limitation, repurchase agreements maturing in more than seven days.

         As to investment restriction (6) above, utility companies, gas, electric, water and telephone companies are considered separate industries, and as to finance companies, the following two categories are each considered a separate industry:

                  A. business credit institutions, such as Honeywell Finance Corporation and General Electric Credit Corp., and

                  B. personal credit institutions, such as Sears Roebuck Acceptance Corp. and Household Finance Corporation.

GOVERNMENT OBLIGATIONS FUND

         Government Obligations Fund has adopted the following investment limitations and fundamental policies. These limitations cannot be changed by the Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act. Government Obligations Fund may not:




1. Borrow money except from banks for temporary or emergency purposes for the purpose of meeting redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 10% of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market less liabilities (not including the amount borrowed) at the time the borrowing is made. The borrowings will be repaid before any additional investments are made. Interest paid on borrowed funds will decrease the net earnings of the Fund. The Fund will not borrow to increase income (leveraging).

2. Issue any senior securities (as defined in the 1940 Act), except as set forth in investment restriction number (1) above, and except to the extent that purchasing or selling on a when-issued, delayed delivery or forward commitment basis or using similar investment strategies may be deemed to constitute issuing a senior security.

3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.

4.       Sell securities short or purchase securities on margin.

5. Underwrite the securities of other issuers except to the extent the Fund may be deemed to be an underwriter, under federal securities laws, in connection with the disposition of portfolio securities.

6. Invest more than 10% of its net assets in illiquid assets, including, without limitation, repurchase agreements maturing in more than seven days.

7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil or gas interests.

8. Lend money to others except through purchase of debt obligations of the type which the Fund is permitted to purchase (see "Investment Objectives and Policies" in the Funds prospectus).

         As a non-fundamental policy, Government Obligations Fund will not invest in oil, gas or other mineral leases or real estate limited partnerships.

PRIME OBLIGATIONS FUND

         Prime Obligations Fund has adopted the following investment limitations and fundamental policies. These policies and limitations cannot be changed by the Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act. Prime Obligations Fund may not:

1. Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds (except through the purchase of obligations referred to under "Investment Objectives and Policies" in the Fund's Prospectus).

2. Borrow money except from banks for temporary or emergency purposes for the purpose of meeting redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 10% of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market less liabilities (not including the amount borrowed) at the time the borrowing is made. The borrowings will be repaid before any additional investments are made. However, even with such authority to borrow money, there is no assurance that the Fund will not have to dispose of securities on an untimely basis to meet redemption requests.

3. Issue any senior securities (as defined in the 1940 Act), except as set forth in investment restriction number (2) above, and except to the extent that purchasing or selling on a when-issued, delayed delivery or forward commitment basis or using similar investment strategies may be deemed to constitute issuing a senior security.

4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.

5.       Sell securities short or purchase securities on margin.

6. Write or purchase put or call options, except that the Fund may write or purchase put or call options in connection with the purchase of variable rate certificates of deposit described below.

7. Underwrite the securities of other issuers except to the extent the Fund may be deemed to be an underwriter, under federal securities laws, in connection with the disposition of portfolio securities, or purchase securities with contractual or other restrictions on resale.

8. Invest more than 10% of its net assets in illiquid assets, including, without limitation, time deposits and repurchase agreements maturing in more than seven days.

9. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests.

10. Lend money to others except through the purchase of debt obligations of the type which the Funds are permitted to purchase (see "Investment Objectives and Policies" in the Fund's Prospectus).

11. Invest 25% or more of its assets in the securities of issuers in any single industry; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the United States, its agencies or instrumentalities, or obligations of domestic commercial banks, excluding for this purpose, foreign branches of domestic commercial banks. As to utility companies, gas, electric, water, and telephone companies are considered as separate industries. As to finance companies, the following two categories are each considered a separate industry: (A) business credit institutions, such as Honeywell Finance Corporation and General Electric Credit Corp., and (B) personal credit institutions, such as Sears Roebuck Acceptance Corp. and Household Finance Corporation.

12.      Invest in companies for the purpose of exercising control.

13. Purchase or retain the securities of any issuer if any of the officers or directors of the Fund or its investment advisor owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

TAX FREE OBLIGATIONS FUND

         Tax Free Obligations Fund has adopted the following investment limitations and fundamental policies. These policies and limitations cannot be changed by the Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act. Tax Free Obligations Fund may not:

         1. Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds (except through the purchase of obligations referred to under "Investment Objectives and Policies" in the Fund's Prospectus).

         2. Borrow money except from banks for temporary or emergency purposes for the purpose of meeting redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 10% of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market less liabilities (not including the amount borrowed) at the time the borrowing is made. The borrowings will be repaid before any additional investments are made. However, even with such authority to borrow money, there is no assurance that the Fund will not have to dispose of securities on an untimely basis to meet redemption requests. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed-delivery basis shall not be deemed the borrowing of money. (As a fundamental policy, the Fund will not make additional investments while its borrowings exceed 5% of total assets).

         3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.

         4.       Sell securities short or purchase securities on margin.

         5. Write or purchase put or call options, except that the Fund may write or purchase put or call options in connection with the purchase of variable rate certificates of deposit described below and as otherwise permitted as provided in the Fund's Prospectus.

         6. Underwrite the securities of other issuers except to the extent the Fund may be deemed to be an underwriter, under federal securities laws, in connection with the disposition of portfolio securities, or purchase securities with contractual or other restrictions on resale.

         7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests.

         8. Lend money to others except through the purchase of debt obligations of the type which the Fund is permitted to purchase (see "Investment Objectives and Policies" in the Fund's Prospectus).

         9.       Invest in companies for the purpose of exercising control.

         10. Issue any senior securities (as defined in the 1940 Act), except as set forth in investment restriction number (2) above, and except to the extent that using options, futures contracts and options on futures contracts, purchasing or selling on a when-issued, delayed delivery or forward commitment basis or using similar investment strategies may be deemed to constitute issuing a senior security.

         11. Invest 25% or more of its total assets in the securities of any industry; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the United States, its agencies or instrumentalities, or obligations of domestic commercial banks, excluding for this purpose, foreign branches of domestic commercial banks. As to utility companies, gas, electric, water, and telephone companies are considered as separate industries. As to finance companies, the following two categories are each considered a separate industry: (A) business credit institutions, such as Honeywell Finance Corporation and General Electric Credit Corp., and (B) personal credit institutions, such as Sears Roebuck Acceptance Corp. and Household Finance Corporation.

         As a non-fundamental policy, Tax Free Obligations Fund may not purchase or retain the securities of any issuer if any of the officers or directors of the Fund or its investment advisor owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

         As a non-fundamental policy, Tax Free Obligations Fund may not invest more than 10% of its net assets in illiquid assets, including, without limitation, time deposits and repurchase agreements maturing in more than seven days.

         In connection with Prime Obligation Fund's and Tax Free Obligations Fund's purchase of variable rate certificates of deposit ("CDs"), it may enter into agreements with banks or dealers allowing the Fund to resell the certificates to the bank or dealer, at the Fund's option. Time deposits which may be purchased by such Fund are deposits held in foreign branches of United States banks which have a specified term or maturity. The Funds purchase CDs from only those domestic savings and loan institutions which are regulated by the Office of Thrift Supervision and the Federal Deposit Insurance Corporation ("FDIC"), and whose deposits are insured by either the Savings Association Insurance Fund or the Bank Insurance Fund, each of which is administered by the FDIC. However, because such Funds purchase large denomination CDs, they do not expect to benefit materially from such insurance. The policies described in this paragraph are non-fundamental and may be changed by the Board of Directors.

         Prime Obligations Fund and Tax Free Obligations Fund may invest in obligations of foreign branches of United States banks and United States branches of foreign banks. The obligations of foreign branches of United States banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of portfolio securities may be held outside of the United States and the Funds may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

         The Funds may not invest in obligations of any affiliate of U.S. Bancorp, including U.S. Bank National Association (the "Advisor").

         The Funds may lend securities to the extent described in the Prospectuses under "Investment Restrictions and Techniques -- Lending of Portfolio Securities." When a Fund lends portfolio securities, it continues to be entitled to the interest payable on the loaned securities and, in addition, receives interest on the amount of the loan at a rate negotiated with the borrower. The Fund may pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans. As set forth in the Prospectuses, U.S. Bank National Association, the Funds' custodian ("U.S. Bank"), may act as securities lending agent for the Funds and receive separate compensation for such services, subject to compliance with conditions contained in a Securities and Exchange Commission exemptive order permitting U.S. Bank to provide such services and receive such compensation.

         Short-term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by the Advisor to the extent permitted by Securities and Exchange Commission exemptive order.

CFTC INFORMATION

         The Commodity Futures Trading Commission (the "CFTC"), a federal agency, regulates trading activity pursuant to the Commodity Exchange Act, as amended. The CFTC requires the registration of "commodity pool operators," which are defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in any commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which (i) will use commodity futures or commodity options contracts solely for bona fide hedging purposes (provided, however, that in the alternative, with respect to each long position in a commodity future or commodity option contract, an investment company may meet certain other tests set forth in Rule 4.5); (ii) will not enter into commodity futures and commodity options contracts for which the aggregate initial margin and premiums exceed 5% of its assets; (iii) will not be marketed to the public as a commodity pool or as a vehicle for investing in commodity interests; (iv) will disclose to its investors the purposes of and limitations on its commodity interest trading; and (v) will submit to special calls of the CFTC for information. Any investment company desiring to claim this exclusion must file a notice of eligibility with both the CFTC and the National Futures Association. FAF has made such notice filings with respect to those Funds which may invest in commodity futures or commodity options contracts.

                               PORTFOLIO TURNOVER

         The Funds generally intend to hold their portfolio securities to maturity. In certain instances, however, a Fund may dispose of its portfolio securities prior to maturity when it appears such action will be in the best interest of the Fund because of changing money market conditions, redemption requests, or otherwise. A Fund may attempt to maximize the total return on its portfolio by trading to take advantage of changing money market conditions and trends or to take advantage of what are believed to be disparities in yield relationships between different money market instruments. Because each Fund invests in short-term securities and manages its portfolio as described above in "Investment Restrictions" and as described in the Prospectus under "Investment Objectives and Policies," the Fund's portfolio will turn over several times a year. Because brokerage commissions as such are not usually paid in connection with the purchase or sale of the securities in which the Funds invest and because the transactional costs are small, the high turnover is not expected materially to affect net asset values or yields. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, and, therefore, each Fund's turnover rate for reporting purposes will be zero.

                        DIRECTORS AND EXECUTIVE OFFICERS

         The directors and executive officers of FAF are listed below, together with their business addresses and their principal occupations during the past five years. Directors who are "interested persons" (as that term is defined in the 1940 Act) of FAF are identified with an asterisk.

DIRECTORS

         Robert J. Dayton, 5140 Norwest Center, Minneapolis, Minnesota 55402:
Director of FAF since December 1994 and of First American Investment Funds, Inc. ("FAIF") since September 1994 and of First American Strategy Funds, Inc. ("FASF") since June 1996; Chairman (1989-1993) and Chief Executive Officer (1993-present), Okabena Company (private family investment office). Age: 54.

         Roger A. Gibson, 1020 15th Street, Ste. 41A, Denver, Colorado 80202:
Director of FAF, FAIF and FASF since October 1997; Vice President North America-Mountain Region for United Airlines since June 1995; prior to his current position, served most recently as Vice President Customer Service for United Airlines in the West Region in San Francisco and the Mountain Region in Denver, Colorado; employee at United Airlines since 1967. Age: 51.

         Andrew M. Hunter III, 537 Harrington Road, Wayzata, Minnesota 55391:
Director of FAIF, FAF and FASF since January 1997; Chairman of Hunter, Keith Industries, a diversified manufacturing and services management company, since 1975. Age: 49.

         Leonard W. Kedrowski, 16 Dellwood Avenue, Dellwood, Minnesota 55110:
Director of FAF and FAIF since November 1993 and of FASF since June 1996; President and owner of Executive Management Consulting, Inc., a management consulting firm; Vice President, Chief Financial Officer, Treasurer, Secretary and Director of Anderson Corporation, a large privately-held manufacturer of wood windows, from 1983 to October 1992. Age: 55.

         * Robert L. Spies, 4715 Twin Lakes Avenue, Brooklyn Center, Minnesota 55429: Director of FAIF, FAF and FASF since January 31, 1997; employed by First Bank System, Inc. and subsidiaries from 1957 to January 31, 1997, most recently as Vice President, First Bank National Association. Age: 62.

         Joseph D. Strauss, 8617 Edenbrook Crossing, # 443, Brooklyn Park, Minnesota 55443: Director of FAF since 1984 and of FAIF since April 1991 and of FASF since June 1996; Chairman of FAF's and FAIF's Boards from 1993 to September 1997 and of FASF's Board from June 1996 to September 1997; President of FAF and FAIF from June 1989 to November 1989; Owner and President, Strauss Management Company, since 1993; Owner and President, Community Resource Partnerships, Inc., a community business retention survey company, since 1992; attorney-at-law. Age:
56.

         Virginia L. Stringer, 712 Linwood Avenue, St. Paul, Minnesota 55105:
Director of FAIF since August 1987 and of FAF since April 1991 and of FASF since June 1996; Chair of FAIF's, FAF's and FASF's Boards since September 1997; Owner and President, Strategic Management Resources, Inc. since 1993; formerly President and Director of The Inventure Group, a management consulting and training company, President of Scott's, Inc., a transportation company, and Vice President of Human Resources of The Pillsbury Company. Age: 52.

EXECUTIVE OFFICERS

         Kathryn Stanton, SEI Investments Company, Oaks, Pennsylvania 19456:
Acting President, Vice President and Assistant Secretary of FAIF and FAF since April 1994 and of FASF since June 1996; Vice President and Assistant Secretary of the Administrator and the Distributor since April 1994; Associate, Morgan, Lewis & Bockius, from 1989 to 1994. Age: 38.

         Carmen V. Romeo, SEI Investments Company, Oaks, Pennsylvania 19456:
Treasurer and Assistant Secretary of FAIF and FAF since November 1992 and of FASF since June 1996; Director, Executive Vice President, Chief Financial Officer and Treasurer of SEI Investments Company ("SEI"), SEI Investments Management Corporation (the "Administrator") and the Distributor since 1981.
Age: 53.

         Kevin P. Robins, SEI Investments Company, Oaks, Pennsylvania 19456:
Vice President and Assistant Secretary of FAIF and FAF since April 1994 and of FASF since June 1996; Vice President, Assistant Secretary and General Counsel of the Administrator and the Distributor. Age: 37.

         Sandra K. Orlow, SEI Investments Company, Oaks, Pennsylvania 19456:
Vice President and Assistant Secretary of FAIF and FAF since 1992 and of FASF since June 1996; Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1983. Age: 41.

         Todd Cipperman, SEI Investments Company, Oaks, Pennsylvania 19456: Vice President and Assistant Secretary of FAIF, FAF and FASF since December 1996; Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine from 1994 to 1995; Associate, Winston & Strawn from 1991 to 1994. Age: 31.

         Joseph M. O'Donnell, Vice President and Assistant Secretary of FAIF, FAF and FASF beginning in February 1998; Vice President and Assistant Secretary of the Administrator and Distributor since January 1998; Vice President and General Counsel, FPS Services, Inc. from 1993 to 1997; Staff Counsel and Secretary, Provident Mutual Family of Funds from 1990 to 1993. Age: 42.

         Michael G. Beattie, SEI Investments Company, Oaks, Pennsylvania 19456:
Controller of FAIF, FAF and FASF since December 1997; Associate Director, Fund Accounting, SEI Investments Company since July 1997; prior to his current position, served most recently as Fund Accounting Manager of SEI (1993-1997); Registered Representative, First Investors, from 1988 to 1990. Age: 32.

         Lydia A. Gavalis, SEI Investments Company, Oaks, Pennsylvania 19456; Vice President and Assistant Secretary of FAIF, FAF and FASF, and Vice President and Assistant Secretary of the Administrator and the Distributor each since January 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange from 1989 to 1998. Age: 33

         Lynda J. Streigel, SEI Investments Company, Oaks, Pennsylvania 19456; Vice President and Assistant Secretary of FAIF, FAF and FASF, and Vice President and Assistant Secretary of the Administrator and the Distributor since January 1998; Senior Asset Management Counsel, Barnett Banks, Inc. from 1993 to 1997; Partner, Groom and Nordberg, Chartered from 1996 to 1997; and Associate General Counsel, Riggs Bank, N.A. from 1992 to 1995. Age: 49

         Kathy Heilig, SEI Investments Company, Oaks, Pennsylvania 19456; Vice President and Assistant Secretary of FAIF, FAF and FASF, and Treasurer of SEI Investments Company since 1997; Assistant Controller of SEI Investments Company from 1995 to 1997; and Vice President of SEI Investments Company from 1991 to 1995. Age: 39.

         Michael J. Radmer, 220 South Sixth Street, Minneapolis, Minnesota 55402: Secretary of FAIF since April 1991 and of FAF since 1981 and of FASF since June 1996; Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm and general counsel of FAIF, FAF and FASF. Age: 52.

COMPENSATION

         The First American Family of Funds, which includes FAF, FAIF and FASF, currently pays only to directors of the funds who are not paid employees or affiliates of the funds a fee of $15,000 per year ($22,500 in the case of the Chair) plus $2,500 ($3,750 in the case of the Chair) per meeting of the Board attended and $800 per committee meeting attended ($1,600 in the case of a committee chair) and reimburses travel expenses of directors and officers to attend Board meetings. In the event of telephonic Board or committee meetings, each director receives a fee of $500 per Board or committee meeting ($750 in the case of the Chair or a committee chair). In addition, directors may receive a per diem fee of $1,000 per day plus travel expenses when directors travel out of town on Fund business. However, directors do not receive the $1,000 per diem amount plus the foregoing Board or committee fee for an out of town Board or committee meeting but instead receive the greater of the total per diem fee or meeting fee. Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which Michael J. Radmer, secretary of FAF, FAIF and FASF, is a partner. The following table sets forth information concerning aggregate compensation paid to each director of FAF (i) by FAF (column 2), and (ii) by FAF, FAIF and FASF collectively (column 5) during the fiscal year ended September 30, 1997. No executive officer or affiliated person of FAF had aggregate compensation from FAF in excess of $60,000 during such fiscal year:

               (1)                       (2)                   (3)                   (4)              (5)
                                                                                                     Total
                                                                                                   Compensation
                                      Aggregate       Pension or Retirement       Estimated       From Registrant
             Name of                Compensation       Benefits Accrued as     Annual Benefits    and Fund Complex
      Person, Position (1)         From Registrant    Part of Fund Expenses    Upon Retirement    Paid to Directors

Robert J. Dayton, Director              $20,802               - 0 -                 - 0 -              $33,500

Roger A. Gibson, Director *                 -0-                -0-                   -0-                   -0-

Andrew M. Hunter III, Director          $14,145                -0-                   -0-               $23,250

Leonard W. Kedrowski, Director          $20,347               - 0 -                 - 0 -              $32,700

Robert L. Spies, Director               $14,660                -0-                   -0-               $24,050

Joseph D. Strauss, Director             $24,878               - 0 -                 - 0 -              $39,925

Virginia L. Stringer, Director          $24,581               - 0 -                 - 0 -              $39,925



*Not a director during the fiscal year ended September 30, 1997.

(1) Gae B. Veit resigned as a director of FAIF, FASF and FAF on September 12, 1997.

         Under Minnesota law, each director owes certain fiduciary duties to the Funds and to their shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and in a manner reasonably believed to be in the best interest of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). In 1987, Minnesota enacted legislation which authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (a) for any breach of the director's duty of "loyalty" to the corporation or its shareholders, (b) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of the law,
(c) for authorizing a dividend, stock repurchase or redemption, or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (d) for any transaction from which the director derived an improper personal benefit. FAF's Board of Directors and shareholders, at meetings held December 10, 1987 and March 15, 1988, respectively, approved an amendment to the Articles of Incorporation that limits the liability of directors to the fullest extent permitted by the Minnesota legislation and the 1940 Act.

         Minnesota law does not eliminate the duty of "care" imposed on a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Further, Minnesota law does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers. Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. These remedies, however, may be ineffective in situations where shareholders become aware of such a breach after a transaction has been consummated and rescission has become impractical. Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended. The 1940 Act prohibits elimination or limitation of a director's liability for acts involving willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties of a director.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         U.S. Bank National Association (the "Advisor"), 601 Second Avenue South, Minneapolis, Minnesota 55402, serves as the investment Advisor and manager of the Funds through its First American Asset Management group. The advisor is a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. The Advisor is a subsidiary of U.S. Bancorp ("USB"), 601 Second Avenue South, Minneapolis, Minnesota 55402, which is a regional, multi-state bank holding company headquartered in Minneapolis, Minnesota. USB operates five banks and eleven trust companies with offices in 17 contiguous states from Illinois to Washington. USB also has various other subsidiaries engaged in financial services. At December 31, 1997 on a pro forma combined basis, USB and consolidated subsidiaries had consolidated assets of approximately $71 billion, consolidated deposits of $48 billion and shareholders' equity of $6 billion.

         Pursuant to an Investment Advisory Agreement, effective as of January 20, 1995 (the "Advisory Agreement") between FAF, on behalf of each Fund, and the Advisor, the Funds engage the Advisor to act as investment advisor for and to manage the investment of the Funds' assets. The Advisory Agreement requires each Fund to pay the Advisor a monthly fee equal, on an annual basis, to .40 of 1% of the Fund's average daily net assets.

         The Advisory Agreement requires the Advisor to arrange, if requested by FAF, for officers or employees of the Advisor to serve without compensation from the Funds as directors, officers, or employees of FAF if duly elected to such positions by the shareholders or directors of FAF. The Advisor has the authority and responsibility to make and execute investment decisions for the Funds within the framework of the Funds' investment policies, subject to review by the Board of Directors of FAF. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Funds, including the Funds' distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to FAF's Board of Directors on the performance of such organizations. The Advisor will, at its own expense, furnish the Funds with the necessary personnel, office facilities, and equipment to service the Funds' investments and to discharge its duties as investment advisor of the Funds. In addition to the investment advisory fee, each Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAF may have an obligation to indemnify its directors and officers with respect to such litigation. The Advisor will be liable to the Funds under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the Board of Directors or the investment objectives and policies of the Funds. The Advisor has agreed to indemnify the Funds with respect to any loss, liability, judgment, cost or penalty that a Fund may suffer due to a breach of the Advisory Agreement by the Advisor.

         The following table sets forth total advisory fees before waivers and after waivers for each of the Funds for the fiscal years ended September 30, 1995, September 30, 1996 and September 30, 1997:

                                         Year Ended                  Year Ended                  Year Ended
                                      September 30,1995          September 30, 1996          September 30, 1997
                                Advisory Fee   Advisory Fee  Advisory Fee  Advisory Fee  Advisory Fee Advisory Fee
                                   Before          After        Before         After        Before        After
                                   Waivers        Waivers       Waivers       Waivers       Waivers      Waivers
Treasury Obligations
    Fund......................    $3,995,741    $3,094,023     $6,253,637    $4,688,746   $12,432,597   $9,904,279

Government Obligations
    Fund......................     2,880,555     2,134,664      3,821,969     3,007,413     4,856,530    4,020,449

Prime Obligations Fund........     7,153,924     5,037,203     11,293,845     8,866,700    14,885,761   12,400,673

Tax Free Obligations
    Fund (1)..................       --            --             --            --            46,188         1,174

(1) Information is for the four month period from August 1, 1997 to November 30, 1997.

DISTRIBUTOR AND DISTRIBUTION PLANS

         SEI Investments Distribution Co. (the "Distributor" ) serves as the distributor for the Class A, Class B, Class Y and Class D Shares of the Funds. The Distributor is a wholly-owned subsidiary of SEI Investments Company, which also owns the Funds' Administrator. See "-- Custodian: Administrator; Transfer Agent; Counsel; Accountants" below.

         The Distributor serves as distributor for the Class A, Class Y and Class D Shares pursuant to a Distribution Agreement effective as of January 20, 1995 between itself and the Funds, and as the distributor for the Class B Shares pursuant to a Distribution and Service Agreement dated January 20, 1995 (the "Class B Distribution Agreement") between itself and the Funds. These agreements are referred to collectively as the "Distribution Agreements."

         Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Funds to the extent such services and functions are not provided to the Funds pursuant to another agreement. The shares of the Funds are distributed through the Distributor and through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

         U.S. Bancorp Investment Services, Inc. ("USBI"), a subsidiary of the Advisor, and U.S. Bancorp Piper Jaffray Inc., a broker-dealer affiliated with the Advisor ("Piper"), are Participating Institutions. The Advisor pays USBI and Piper up to .25% of the portion of each Fund's average daily net assets attributable to Class Y Shares for which USBI or Piper are responsible, respectively, in connection with USBI's or Piper's provision of shareholder support services. Such amounts paid to

USBI and Piper, by the Advisor will not affect the Advisor's agreement to limit expenses of each Fund as discussed under "Management of the Funds -- Investment Advisor" in the Prospectuses.

         The Class A Shares pay to the Distributor a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Class A Shares, which fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class A Shares of the kinds described in the Class A and Class B Shares Prospectus. This fee is calculated and paid each month based on average daily net assets of Class A of each Fund for that month.

           The Class B Shares pay to the Distributor a distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B Shares, which fee may be used by the Distributor to provide compensation for sales support and distribution activities with respect to the Class B Shares. This fee is calculated and paid each month based on average daily net assets of Class B Shares for that month. In addition to this fee, the Distributor is paid a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of Prime Obligations Fund's Class B Shares pursuant to the Class B Distribution Agreement and a service plan (the "Class B Service Plan"), which fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class B Shares of the Prime Obligations Fund of the kinds described in the Class A and Class B Shares Prospectus. The Distributor also receives any contingent deferred sales charges paid with respect to sales of Class B Shares.

         The Distributor receives no compensation for distribution of the Class Y Shares. The Class D Shares of each Fund pay a shareholder servicing fee to the Distributor monthly at the annual rate of 0.15% of each Fund's Class D average daily net assets, which fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class D Shares of the kinds described in the Class D Shares Prospectus. This fee is calculated and paid each month based on average daily net assets of Class D of each Fund for that month.

         The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAF and by the vote of the majority of those Board members of FAF who are not interested persons of FAF and who have no direct or indirect financial interest in the operation of FAF's Rule 12b-1 Plans of Distribution or in any agreement related to such Plans.

         FAF has adopted Plans of Distribution (the "Plans") with respect to Class A, Class B and Class D Shares of the Funds, respectively, pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plans authorize the Funds to pay the Distributor fees for the services it performs for the Funds as described in the preceding paragraphs. The Class B Plan also authorizes the Distributor to retain the contingent deferred sales charge applied on redemptions of Class B Shares. The Plans recognize that the Advisor, the Administrator, the Distributor, and any Participating Institution, in their discretion, may use their own assets to pay for certain additional costs of distributing shares of the Funds. Any such arrangement to pay such additional costs may be commenced or discontinued by the Advisor, the Administrator, the Distributor, or any Participating Institution at any time.

         Each Plan is a "compensation-type" plan under which the Distributor is entitled to receive the distribution fee regardless of whether its actual distribution expenses are more or less than the amount of the fee. If, after payments by the Distributor for advertising, marketing, and distribution, there are any remaining fees, these may be used as the Distributor may elect. Because the amounts payable under the Plans will be commingled with the Distributor's general funds, including the revenues it receives in the conduct of its business, it is possible that certain of the Distributor's overhead expenses will be paid out of Plan fees and that these expenses may include items which the SEC Staff has noted, for example, the costs of leases, depreciation, communications, salaries, training, and supplies. The Funds believe that such expenses, if paid, will be paid only indirectly out of the fees being paid under the Plans.

         The following tables set forth the total Rule 12b-1 fees, after waivers, paid by each class of the Funds for the fiscal years ended September 30, 1995, September 30, 1996 and September 30, 1997. Please note that Class C Shares are now designated as Class Y Shares.

                                           YEAR ENDED SEPTEMBER 30, 1995

                                            CLASS A          CLASS B           CLASS Y          CLASS D

Treasury Obligations Fund.............            *                *                $0                $0
Government Obligations Fund...........            *                *                 0                 *
Prime Obligations Fund................            *                *                 0                 *
Tax Free Obligations Fund.............            *                *                 *                 *

                                           YEAR ENDED SEPTEMBER 30, 1996

                                            CLASS A          CLASS B           CLASS Y          CLASS D

Treasury Obligations Fund.............            *                *                 *          $982,300
Government Obligations Fund...........            *                *                $0           199,644
Prime Obligations Fund................     $140,285              $92                 0             6,634
Tax Free Obligations Fund.............            *                *                 *                 *

                                           YEAR ENDED SEPTEMBER 30, 1997

                                            CLASS A          CLASS B           CLASS Y          CLASS D

Treasury Obligations Fund.............            *                *                $0        $3,609,010
Government Obligations Fund...........            *                *                 0           484,747
Prime Obligations Fund................     $317,080           $7,227                 0           222,621
Tax Free Obligations Fund (1).........       39,839                *             4,123                 *



*        Fund was not in operation during this fiscal year.

(1) Information is for the period from August 1, 1997 to November 30, 1997. Of these amounts, $38,857 and $4,123 are distribution fees from the Class A and Class Q shares of the Qualivest Tax-Free Obligations Fund, respectively. On November 25, 1997 Tax Free Obligations Fund acquired the assets of the Qualivest Tax-Free Money Market Fund. In connection with such acquisition, Class A shares of the Qualivest Tax-Free Money Market Fund were exchanged for Class A shares of Tax Free Obligations Fund, and Class Q and Y shares of the Qualivest Tax-Free Money Market Fund were exchanged for Class C Shares (now designated Class Y Shares) of Tax Free Obligations Fund.

CUSTODIAN; ADMINISTRATOR; TRANSFER AGENT; COUNSEL; ACCOUNTANTS

         U.S. Bank National Association (the "Custodian") acts as custodian of the Funds' assets and portfolio securities pursuant to a Custodian Agreement between First Trust National Association and the Funds. First Trust's rights and obligations under the Custodian Agreement were assigned to U.S. Bank pursuant to an Assignment and Assumption Agreement between First Trust and U.S. Bank. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. The duties of the Custodian are limited to receiving and safeguarding the assets and securities of the Funds and to delivering or disposing of them pursuant to the Funds' order. The Funds compensate the Custodian at such rates and at such times as the Funds and the Custodian may agree on in writing from time to time, and the Custodian is granted a lien for unpaid compensation upon any cash or securities held by it for the Funds.

         The following table sets forth total custodian fees, after waivers, paid by each of the Funds for the fiscal years ended September 30, 1995, September 30, 1996, and September 30, 1997:

                                         Year Ended                  Year Ended                  Year Ended
                                      September 30,1995          September 30, 1996           September 30, 1997
Treasury Obligations
    Fund......................            $281,166                      $467,928                   $ 932,086

Government Obligations
    Fund......................             216,267                       278,285                     358,464

Prime Obligations Fund........             537,494                       842,325                       1,107,820

Tax Free Obligations
    Fund (1)..................                 --                          --                           1,000


(1)  For the four month period from August 1, 1997 to November 30, 1997.

         The Administrator, a wholly-owned subsidiary of SEI Investments Company, provides administrative services to the Funds for a fee as described in the prospectus. The following table sets forth total administrative fees, after waivers, paid by each of the Funds for the fiscal years ended September 30, 1995, September 30, 1996, and September 30, 1997:

                                         Year Ended                  Year Ended                  Year Ended
                                      September 30,1995          September 30, 1996            September 30, 1997
Treasury Obligations
    Fund......................            $656,081                     $1,076,226                   $1,976,528

Government Obligations
    Fund......................             504,095                       659,381                     775,846

Prime Obligations
    Fund......................            1,251,489                    1,945,261                    2,375,994

Tax Free Obligations
    Fund (1)..................               --                            --                         16,689

(1)  For the four month period from August 1, 1997 to November 30, 1997.

         DST Systems, Inc., 330 West Ninth Street, Kansas City, Missouri 64105, is transfer agent and dividend disbursing agent for the shares of the Funds. The transfer agent is not affiliated with the Distributor, the Administrator or the Advisor.

         Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, is independent general counsel for the Funds.

         KPMG Peat Marwick LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402, serves as the Funds' independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings.

                             PORTFOLIO TRANSACTIONS

         As the Funds' portfolios are exclusively composed of debt, rather than equity securities, most of the Funds' portfolio transactions are effected with dealers without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting such portfolio transactions on behalf of the Funds, the Advisor seeks the most favorable net price consistent with the best execution. The Advisor may, however, select a dealer to effect a particular transaction without communicating with all dealers who might be able to effect such transaction because of the volatility of the money market and the desire of the Advisor to accept a particular price for a security because the price offered by the dealer meets guidelines for profit, yield, or both.

         Decisions with respect to placement of the Funds' portfolio transactions are made by the Advisor. The primary consideration in making these decisions is efficiency in executing orders and obtaining the most favorable net prices for the Funds. Most Fund transactions are with the issuer or with major dealers acting for their own account and not as brokers. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research services to the Advisor. Such research services would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts.

         The research services may allow the Advisor to supplement its own investment research activities and enable the Advisor to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services, the Advisor would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions.

         The Advisor has not entered into any formal or informal agreements with any broker-dealers, and does not maintain any "formula" that must be followed in connection with the placement of Fund portfolio transactions in exchange for research services provided to the Advisor, except as noted below. The Advisor may, from time to time, maintain an informal list of broker-dealers that will be used as a general guide in the placement of Fund business in order to encourage certain broker-dealers to provide the Advisor with research services, which the Advisor anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of broker-dealers (discussed above) has been met, and, accordingly, substantial deviations from the list could occur. While it is not expected that any Fund will pay brokerage commissions, if it does, the Advisor would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Advisor determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor with respect to the Funds.

         No Fund effects brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with its Advisor or Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund, as determined by the Board of Directors. Any transactions with an affiliated broker-dealer must be on terms that are both at least as favorable to the Fund as such Fund can obtain elsewhere and at least as favorable as such affiliate broker-dealer normally gives to others.

         When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions will produce better executions for each client.
         During the fiscal year ended September 30, 1997, Treasury Obligations Fund, Government Obligations Fund, and Prime Obligations Fund paid brokerage commissions to SEI Investments Distribution Co. ("SIDCO") totalling $17,473.03, $19,397.43, and $18,435.93, respectively, in connection with portfolio transactions transacted through SIDCO. SIDCO also acts as the Funds' Distributor and is under common control with the Funds' Administrator. These commissions represented 100% of the aggregate brokerage commissions paid by each Fund during the fiscal year. Transactions effected by Treasury Obligations Fund, Government Obligations Fund, and Prime Obligations Fund through SIDCO represented 100% of the aggregate dollar amount of transactions involving the payment of commissions effected by each of these Funds during the fiscal year.

         At September 30, 1997, Prime Obligations Fund held securities of broker-dealers which are deemed to be "regular brokers or dealers" of the Funds under the 1940 Act (or of such broker-dealers' parent companies) in the following amounts: Bankers Trust certificate of deposit, $34,981,084; Bankers Trust note, $105,000,000; Bear Stearns commercial paper, $24,938,556; First Boston commercial paper, $24,923,472; Goldman Sachs note, $3,003,573; and Morgan Stanley medium term note, $75,000,000.

                                  CAPITAL STOCK

         As of December 1, 1997, the directors of FAF owned shares of FAF, FAIF and FASF with an aggregate net asset value of $3,596,000. As of January 14, 1998, the directors and officers of FAF as a group owned less than one percent of each class of each Fund's outstanding shares. As of that date, the Funds were aware that the following persons owned of record five percent or more of the outstanding shares of each class of stock of the Funds. Please note that Class C Shares are now designated as Class Y Shares.

                                                                                 PERCENTAGE OF OUTSTANDING SHARES
                                                                      CLASS A           CLASS B       CLASS Y       CLASS D
TREASURY OBLIGATIONS FUND
     BHC Securities, Inc..........................................   99.70%
     2005 Market St.
     Philadelphia, PA 19103-7042

     VAR & Co.....................................................                                     81.92%
     First Trust National Assn.
     P.O. Box 64010
     St. Paul, MN 55164-0010

     Special Custody Account for the exclusive benefit of customers of FBS
          Investment Services, Inc. ..............................                                     16.26%
     Attn:  Money Fund Unit R/R
     100 South Fifth St., Suite 1400
     Minneapolis, MN 55402-1217

     VAR & Co.....................................................                                                   99.53%
     First Trust National Assn.
     Attn:  Mutual Funds Unit
     P.O. Box 64010
     St. Paul, MN 55164-0010

GOVERNMENT OBLIGATIONS FUND
     Special Custody Account for the exclusive benefit of customers of FBS
          Investment Services, Inc. ..............................                       49.42%
     Attn:  Money Fund Unit R/R
     100 South Fifth St., Suite 1400
     Minneapolis, MN 55402-1217

     VAR & Co.....................................................                       45.49%
     First Trust National Assn.
     Attn:  Mutual Funds Unit
     P.O. Box 64010
     St. Paul, MN 55164-0010

     VAR & Co.....................................................                                                   98.64%
     First Trust National Assn.
     Attn:  Mutual Funds Unit
     P.O. Box 64010
     St. Paul, MN 55164-0010

PRIME OBLIGATIONS FUND
     BHC Securities, Inc..........................................     42.72%
     2005 Market St.
     Philadelphia, PA 19103-7042

     Special Custody Account for the exclusive benefit of customers of FBS
          Investment Services, Inc. ..............................     29.20%
     Attn:  Money Fund Unit R/R
     100 South Fifth St., Suite 1400
     Minneapolis, MN 55402-1217

     National Financial Services Corporation
          for the exclusive benefit of our customers..............     25.50%
     P.O. Box 3752
     Church Street Station
     New York, NY 10008-3752



                                                                         PERCENTAGE OF OUTSTANDING SHARES
                                                                      CLASS A           CLASS B       CLASS Y       CLASS D
     NFSC FEBO # 03M-862193.......................................                        6.14%
     First Bank NA Cust
     IRA of Russell C. Eidal
     320 Bluff Drive
     Lowell, AR 72745-9117

     NFSC FEBO # 03M-817783.......................................                        5.56%
     First Bank NA Cust
     IRA of Donald M. Haas
     510 Alvarado Lane
     Plymouth, MN 55447-3327

     NFSC FEBO # 03M-516724.......................................                        5.47%
     Judi L. Brink
     T/O/D et al
     5018 Picket Drive
     Colorado Springs, CO 80918-3618

     VAR & Co.....................................................                                     55.83%
     First Trust National Assn.
     Attn:  Mutual Funds Unit
     P.O. Box 64010
     St. Paul, MN 55164-0010

     Special Custody Account for the exclusive benefit of customers of FBS
          Investment Services, Inc. ..............................                                     32.80%
     Attn:  Money Fund Unit R/R
     100 South Fifth St., Suite 1400
     Minneapolis, MN 55402-1217

     Telco........................................................                                      6.44%
     Attn:  Trust Mutual Funds
     P.O. Box 3168
     Portland, OR 97208-3168

     VAR & Co.....................................................                                                   99.98%
     First Trust National Assn.
     Attn:  Mutual Funds Unit
     P.O. Box 64010
     St. Paul, MN 55164-0010

TAX FREE OBLIGATIONS FUND
     BHC Securities, Inc..........................................     97.91%
     Trade House Account - Retail
     One Commerce Square
     Attn:  Sweeps Department
     2005 Market St.
     Philadelphia, PA 19103-7042

     SEI Corporation..............................................                      100.00%
     Attn:  Rob Silvestri
     One Freedom Valley Dr.
     Oaks, PA 19456

     VAR & Co.....................................................                                     74.57%
     First Trust National Assn.
     Attn:  Mutual Funds Unit
     P.O. Box 64010
     St. Paul, MN 55164-0010

     Telco........................................................                                     21.33%
      C/O U.S. Bank of Oregon - Trust
     555 S.W. Oak
     Portland, O 97204-1752

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

       The method for determining the public offering price of Fund shares is summarized in the applicable Prospectuses. Each Fund is open for business and its net asset value per share is calculated on every day the New York Stock Exchange and federally-chartered banks are open for business. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each year the New York Stock Exchange may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities of a Fund are traded on days that the Fund is not open for business, the Funds' net asset value per share may be affected on days when investors may not purchase or redeem shares. On September 30, 1997, the net asset value per share for the Funds was calculated as follows (Note: Class C Shares are now designated as Class Y Shares):

                                                                                                   NET ASSET
                                                     NET ASSETS              SHARES             VALUE PER SHARE
                                                    (IN DOLLARS)    /      OUTSTANDING    =      (IN DOLLARS)
TREASURY OBLIGATIONS FUND
     Class A...................................           *                     *                         *
     Class Y...................................     $897,796,543    /       897,798,054   =           $1.00
     Class D...................................    2,847,215,098    /     2,847,200,292   =            1.00

GOVERNMENT OBLIGATIONS FUND
     Class A...................................           *                     *                         *
     Class Y...................................      946,195,887    /       946,221,708   =            1.00
     Class D...................................      337,199,447    /       337,210,778   =            1.00

PRIME OBLIGATIONS FUND
     Class A...................................      218,260,656    /       218,262,281   =            1.00
     Class B...................................        2,018,329    /         2,202,273   =            1.00
     Class Y...................................    3,615,873,449    /     3,615,864,191   =            1.00
     Class D...................................      113,063,854    /       113,070,148   =            1.00

TAX FREE OBLIGATIONS FUND (1)
     Class A...................................       10,703,018    /        10,704,539   =            1.00
     Class Y...................................       26,662,179    /        28,664,406   =            1.00
     Class D...................................            1,000    /             1,000   =            1.00


* Not operation during fiscal year ended September 30, 1997.

(1) Net asset value is as of November 30, 1997.

                        VALUATION OF PORTFOLIO SECURITIES

         The Funds' portfolio securities are valued on the basis of the amortized cost method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

         The valuation of the Funds' portfolio instruments based upon their amortized cost and the concomitant maintenance of the Funds' per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act, under which the Funds must adhere to certain conditions. The Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less from the date of purchase, and invest only in securities determined by the Board of Directors to present minimal credit risks and which are of high quality as determined by major rating services, or, in the case of any instrument which is not so rated, which are of comparable quality as determined by the Board of Directors. The maturities of variable rate demand instruments held in the Funds' portfolio will be deemed to be the longer of the demand period, or the period remaining until the next interest rate adjustment, although stated maturities may be in excess of one year. It is the normal practice of the Funds to hold portfolio securities to maturity and realize par therefor unless such sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. The Board of Directors must establish procedures designed to stabilize, to the extent reasonably possible, the Funds' price per share as computed for the purpose of sales and redemptions at a single value. It is the intention of the Funds to maintain a per share net asset value of $1.00. Such procedures will include review of the Funds' portfolio holdings by the Directors at such intervals as they may deem appropriate, to determine whether the Funds' net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Directors determines that such a deviation exists, they will take such corrective action as they regard as necessary and appropriate, such as selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a net asset value per share by using available market quotations.

                                      TAXES

         Each Fund intends to elect each year to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and, if it qualifies as such, it will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain distributed to its shareholders. Each of the series of First American is treated as a separate entity for federal income tax purposes. In order to qualify as a regulated investment company for any taxable year, a Fund must, in addition to certain other requirements, (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or other income derived with respect to its business of investing in such stock or securities; and (2) distribute at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year.

         To qualify as a regulated investment company, a Fund must also diversify its holdings so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets consists of cash, cash items, securities issued by the United States Government, its agencies and instrumentalities, and the securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (2) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than securities issued by the United States Government, its agencies or instrumentalities, or the securities of other regulated investment companies), or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses.

         Each Fund expects to distribute net realized short-term gains (if any) once each year, although it may distribute them more frequently, if necessary in order to maintain the Funds' net asset value at $1.00 per share. Distributions of net investment income and net short-term capital gains are taxable to investors as ordinary income.

         Under the Code, each Fund is required to withhold 31% of reportable payments (including dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders who have not certified that the social security number or taxpayer identification number supplied by them is correct and that they are not subject to backup withholding because of previous underreporting to the IRS. These backup withholding requirements generally do not apply to shareholders that are corporations or governmental units or certain tax-exempt organizations.

         Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as Tax Free Obligations Fund, will not be deductible by a shareholder in proportion to the ratio of exempt-interest dividends to all dividends other than those treated as long-term capital gains. Indebtedness may be allocated to shares of Tax Free Obligations Fund even though not directly traceable to the purchase of such shares. Federal tax law also restricts the deductibility of other expenses allocable to shares of Tax Free Obligations Fund.

         For shareholders who are or may become recipients of Social Security benefits, exempt-interest dividends are includable in computing "modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits includable in gross income is 85%.

         The Code imposes requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax-exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for certain tax-exempt securities. Tax Free Obligations Fund cannot predict what additional legislation may be enacted that may affect shareholders. The Fund will avoid investment in such tax-exempt securities which, in the opinion of the Advisor, pose a material risk of the loss of tax exemption. Further, if such tax-exempt security in the Fund's portfolio loses its exempt status, the Fund will make every effort to dispose of such investment on terms that are not detrimental to the Fund.


                         CALCULATION OF PERFORMANCE DATA

         The Funds may issue current yield quotations. Simple yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven calendar day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7. The resulting yield figure will be carried to at least the nearest hundredth of one percent. Effective yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven calendar day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                                                     365/7
         EFFECTIVE YIELD -- [(BASE PERIOD RETURN + 1)       ]-1

         When calculating the foregoing yield or effective yield quotations, the calculation of net change in account value will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees, other than nonrecurring accounts or sales charges that are charged to all shareholder accounts in proportion to the length of the base period. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation are excluded from the calculation of yield and effective yield.

         From time to time, a Fund may advertise its "yield" and "effective yield." These yield figures are based upon historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. For the seven-day period ended September 30, 1997, or in the case of Tax Free Obligations (Qualivest Tax-Free Money Market) Fund for the seven-day period ended November 28, 1997, the yield and effective yield, respectively, for the Funds were as follows:

                                                                     YIELD            EFFECTIVE YIELD
              TREASURY OBLIGATIONS FUND
                  Class A..................................           *                     *
                  Class Y..................................          5.19%                 5.32%
                  Class D..................................          5.04%                 5.16%

              GOVERNMENT OBLIGATIONS FUND
                  Class A..................................           *                     *
                  Class Y..................................           5.20%                5.34%
                  Class D..................................           5.05%                5.18%

              PRIME OBLIGATIONS FUND
                  Class A..................................           5.08%                5.21%
                  Class B..................................           4.33%                4.42%
                  Class Y..................................           5.34%                5.48%
                  Class D..................................           5.18%                5.32%

              TAX FREE OBLIGATIONS FUND
                  Class A+.................................           3.10%                3.15%
                  Class Y+.................................           3.40%                3.45%
                  Class D..................................         *                   *

              +Yields as of November 28, 1997.
              *Not in operation during the seven day period ended
               November 28, 1997.

         Tax Free Obligations Fund may also advertise its tax equivalent yield. This yield will be computed by dividing that portion of the seven-day yield or effective yield of the Fund (computed as set forth above) which is tax-exempt by one minus a stated income tax rate and adding the product of that portion, if any, of the yield of the Fund that is not tax-exempt. For the seven day period ended November 28, 1997, the tax-equivalent yield for Tax Free Obligations Fund was as follows:

         TAX FREE OBLIGATIONS FUND
                  Class A..................................           3.23%                5.35%
                  Class Y..................................           3.47%                5.75%
                  Class D..................................             *                     *

         +Yields as of November 28, 1997.
         *Not in operation during the seven day period ended November 28, 1997.

         Yield information may be useful in reviewing the Funds' performance and for providing a basis for comparison with other investment alternatives. However, yields fluctuate, unlike investments which pay a fixed yield for a stated period of time. Yields for the Funds are calculated on the same basis as other money market funds as required by applicable regulations. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

         Investors should recognize that in periods of declining interest rates the Funds' yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the Funds' yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Funds' portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

         Should a Fund incur or anticipate any unusual expense, loss, or depreciation which would adversely affect its net asset values per share or income for a particular period, the Directors would at that time consider whether to adhere to the present dividend policy described above or revise it in light of the then prevailing circumstances. For example, if a Fund's net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Directors may suspend further dividend payments until net asset value returned to $1.00. Thus, such expenses or losses or depreciation may result in the investor receiving upon redemption a price per share lower than that which the investor paid.

                        COMMERCIAL PAPER AND BOND RATINGS

COMMERCIAL PAPER RATINGS

         Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further defined with the designation 1, 2 and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus sign designation.

         Moody's Investors Service, Inc. ("Moody's") commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, and it does not represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

            PRIME-1 ....................      Superior capacity for repayment

            PRIME-2 ....................      Strong capacity for repayment

            PRIME-3 ....................      Acceptable capacity for repayment

CORPORATE BOND RATINGS

Standard & Poor's ratings for corporate bonds include the following:

         Bonds rated "AAA" have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest-rated issues only in small degree.

Moody's ratings for corporate bonds include the following:

         Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Bonds rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.


                              FINANCIAL STATEMENTS

         The financial statements of FAF included in its annual reports to shareholders dated September 30, 1997 and dated November 30, 1997 are incorporated herein by reference. Such annual reports to shareholders accompany this Statement of Additional Information.